UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02628

Fidelity Municipal Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2009

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Michigan Municipal
Income Fund

September 30, 2009

1.807731.105

MIR-QTLY-1109

Investments September 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.5%
	Principal Amount	Value
Guam - 0.3%
Guam Ed. Fing. Foundation Ctfs. of Prtn.:
(Guam Pub. School Facilities Proj.) Series 2006 A, 5% 10/1/16	$ 1,045,000	$ 1,088,754
Series 2006 A, 5% 10/1/23	1,000,000	982,240
		2,070,994
Michigan - 94.7%
Algonac Cmnty. Schools Series 2008, 5.25% 5/1/28 (FSA Insured)	1,575,000	1,697,677
Allegan Pub. School District Series 2008:
5% 5/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,570,000	1,768,935
5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,545,000	1,772,687
Anchor Bay School District 2000 School Bldg. & Site (School Bldg. & Site Prog.) Series 2003, 5% 5/1/29	2,155,000	2,233,550
Ann Arbor Bldg. Auth. Series 2005 A:
5% 3/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,405,000	1,574,738
5% 3/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,440,000	1,610,885
Ann Arbor Econ. Dev. Corp. Ltd. Oblig. Rev. (Glacier Hills, Inc. Proj.) 8.375% 1/15/19 (Escrowed to Maturity) (c)	2,541,000	3,199,907
Bay City Gen. Oblig. Series 1991, 0% 6/1/15 (AMBAC Insured)	1,725,000	1,417,640
Brighton Area School District Livingston County Series II, 0% 5/1/15 (AMBAC Insured)	10,000,000	8,378,600
Byron Ctr. Pub. Schools Series 2001, 5.5% 5/1/16	1,055,000	1,122,699
Caledonia Cmnty. Schools Counties of Kent, Allegan and Barry Series 2003:
5.25% 5/1/17	1,370,000	1,504,849
5.25% 5/1/18	1,100,000	1,203,532
Carman-Ainsworth Cmnty. School District Series 2005:
5% 5/1/16 (FSA Insured)	1,000,000	1,119,330
5% 5/1/17 (FSA Insured)	2,065,000	2,294,463
Carrier Creek Drainage District #326 Series 2005:
5% 6/1/16 (AMBAC Insured)	1,620,000	1,828,656
5% 6/1/25 (AMBAC Insured)	1,775,000	1,927,544
Charles Stewart Mott Cmnty. College Series 2005, 5% 5/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,675,000	1,851,126
Charter Township of Commerce Gen. Oblig. Series 2009 B, 5.125% 12/1/38	970,000	1,026,221
Chelsea School District Series 2008:
5% 5/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,720,000	1,950,962
5% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,675,000	1,921,074
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Clarkston Cmnty. Schools:
Series 2003, 5.375% 5/1/22 (Pre-Refunded to 5/1/13 @ 100) (c)	$ 1,150,000	$ 1,312,610
Series 2008:
5% 5/1/15 (FSA Insured)	1,905,000	2,096,052
5% 5/1/16 (FSA Insured)	1,855,000	2,043,357
Comstock Park Pub. Schools Series 2005, 5% 5/1/16 (FSA Insured)	1,000,000	1,124,280
Constantine Pub. Schools Series 2002, 5% 5/1/25	1,130,000	1,185,325
Detroit City School District:
(School Bldg. & Site Impt. Proj.) Series 2003, 5% 5/1/33	1,800,000	1,666,854
Series 2001, 5.5% 5/1/18 (Pre-Refunded to 5/1/12 @ 100) (c)	1,000,000	1,113,170
Series 2003 B, 5% 5/1/24 (FGIC Insured)	5,000,000	4,923,600
Series 2003, 5.25% 5/1/15 (FGIC Insured)	3,085,000	3,191,309
Series 2005 A, 5.25% 5/1/30	5,000,000	5,258,300
Detroit Convention Facilities Rev. (Cobo Hall Expansion Proj.) Series 2003:
5% 9/30/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,024,210
5% 9/30/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,765,000	4,781,963
Detroit Gen. Oblig.:
Series 2002, 5.5% 4/1/20 (Pre-Refunded to 4/1/11 @ 100) (c)	1,250,000	1,335,038
Series 2003 A, 5% 4/1/11 (XL Cap. Assurance, Inc. Insured)	1,430,000	1,454,610
Series 2004 B1, 5% 4/1/13 (AMBAC Insured)	2,000,000	1,990,520
Series 2004, 5% 4/1/15 (AMBAC Insured)	3,800,000	3,684,784
Series 2005 B, 5% 4/1/13 (FSA Insured)	1,830,000	1,919,414
Series 2005 C, 5% 4/1/13 (FSA Insured)	1,995,000	2,092,476
Detroit Swr. Disp. Rev.:
Series 1998, 5.5% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,050,000	3,296,898
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	2,700,000	3,036,906
Series 2003 B, 7.5% 7/1/33 (FSA Insured)	2,600,000	3,342,430
Series 2003, 5% 7/1/32 (FSA Insured)	535,000	547,032
Series 2006:
5% 7/1/15 (FGIC Insured)	1,085,000	1,130,472
5% 7/1/36	7,800,000	7,731,204
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Detroit Swr. Disp. Rev.: - continued
Series A, 0% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 6,730,000	$ 5,648,826
Detroit Wtr. Supply Sys. Rev.:
Series 1993, 6.5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,340,000	6,956,565
Series 2003 A, 5% 7/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	5,042,000
Series 2004:
5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	5,253,300
5.25% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,054,400
5.25% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,094,500
5.25% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,035,000	6,425,042
Series 2005 B, 5.5% 7/1/35 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	2,800,000	2,991,912
Series 2006 B, 7% 7/1/36 (FSA Insured)	2,700,000	3,342,897
Series 2006, 5% 7/1/33 (FSA Insured)	5,000,000	5,173,000
Series A, 5.75% 7/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,050,000	3,203,110
DeWitt Pub. Schools Gen. Oblig. Series 2008:
5% 5/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,475,000	1,675,526
5% 5/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,550,000	1,765,311
Dexter Cmnty. Schools:
(School Bldg. and Site Proj.) Series 1998, 5.1% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,059,030
Series 2003, 5% 5/1/18 (Liquidity Facility Sumitomo Bank Lease Fin., Inc. (SBLF))	1,955,000	2,112,651
Durand Area Schools Gen. Oblig. Series 2006:
5% 5/1/27 (FSA Insured)	1,225,000	1,323,796
5% 5/1/28 (FSA Insured)	1,250,000	1,344,000
5% 5/1/29 (FSA Insured)	1,275,000	1,362,440
East Grand Rapids Pub. School District Gen. Oblig.:
Series 2001, 5.5% 5/1/17	1,690,000	1,766,591
Series 2004:
5% 5/1/16 (FSA Insured)	1,425,000	1,565,705
5% 5/1/17 (FSA Insured)	1,985,000	2,168,474
East Lansing School District Gen. Oblig. Series 2005, 5% 5/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,530,000	3,715,466
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Farmington Pub. School District Gen. Oblig. Series 2005, 5% 5/1/18 (FSA Insured)	$ 4,500,000	$ 4,987,800
Fenton Area Pub. Schools Gen. Oblig. Series 2005, 5% 5/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,775,000	1,979,391
Ferris State Univ. Rev. Series 2005:
5% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,255,000	1,371,715
5% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,320,000	1,433,190
Fraser Pub. School District Series 2005:
5% 5/1/16 (FSA Insured)	1,055,000	1,183,794
5% 5/1/17 (FSA Insured)	1,615,000	1,758,816
Garden City School District:
Series 2005:
5% 5/1/14 (FSA Insured)	1,210,000	1,380,344
5% 5/1/17 (FSA Insured)	1,390,000	1,540,676
Series 2006, 5% 5/1/19 (FSA Insured)	1,205,000	1,335,622
Genesee County Gen. Oblig. Series 2005:
5% 5/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,355,000	1,490,161
5% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,505,000	1,639,020
Gibraltar School District Series 2005:
5% 5/1/16 (FSA Insured)	1,230,000	1,370,036
5% 5/1/17 (FSA Insured)	1,230,000	1,359,999
Grand Ledge Pub. Schools District (School Bldg. & Site Proj.) Series 2007:
5% 5/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,175,000	1,296,248
5% 5/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300,000	1,427,790
5% 5/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,300,000	4,610,331
Grand Rapids Cmnty. College Series 2008:
5% 5/1/17 (FSA Insured)	1,315,000	1,549,425
5% 5/1/19 (FSA Insured)	1,315,000	1,515,682
Grand Rapids Downtown Dev. Auth. Tax Increment Rev. 0% 6/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,160,000	3,051,580
Grand Rapids San. Swr. Sys. Rev.:
Series 2005:
5% 1/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,139,770
5.125% 1/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,163,220
Series 2008, 5% 1/1/38	3,320,000	3,493,702
Grand Rapids Wtr. Supply Sys.:
Series 2005, 5% 1/1/35 (FGIC Insured)	5,000,000	5,217,200
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Grand Rapids Wtr. Supply Sys.: - continued
Series 2009, 5.1% 1/1/39 (Assured Guaranty Corp. Insured)	$ 2,500,000	$ 2,637,350
Grand Valley Michigan State Univ. Rev.:
Series 2007, 5% 12/1/19 (AMBAC Insured)	500,000	565,670
Series 2008, 5% 12/1/33 (FSA Insured)	5,000,000	5,313,600
Series 2009, 5.625% 12/1/29	2,400,000	2,623,296
Grosse Ile Township School District Unltd. Tax Gen. Oblig. Series 2006:
5% 5/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,950,000	2,070,920
5% 5/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,950,000	2,044,439
Harper Creek Cmnty. School District (School Bldg. & Site Proj.) Series 2008:
4.75% 5/1/27 (FSA Insured)	500,000	535,975
5.25% 5/1/21 (FSA Insured)	2,000,000	2,305,200
5.25% 5/1/24 (FSA Insured)	2,100,000	2,385,075
Haslett Pub. Schools Series 2005, 5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100,000	1,227,633
Howell Pub. Schools 0% 5/1/10 (AMBAC Insured)	1,130,000	1,116,508
Hudsonville Pub. Schools Series 2005, 5% 5/1/16 (FSA Insured)	1,000,000	1,097,060
Huron Valley School District:
Series 2003, 5.25% 5/1/16	2,450,000	2,704,433
0% 5/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500,000	2,481,525
0% 5/1/11 (FGIC Insured)	5,830,000	5,693,753
0% 5/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,420,000	1,352,933
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. (Bronson Methodist Hosp. Proj.) Series 2003:
4% 5/15/11 (FSA Insured)	60,000	61,135
4% 5/15/12 (FSA Insured)	2,125,000	2,172,558
5% 5/15/13 (FSA Insured)	2,125,000	2,270,860
5% 5/15/13 (FSA Insured)	2,125,000	2,241,769
5.25% 5/15/14 (FSA Insured)	1,200,000	1,279,188
Kalamazoo Pub. Schools Series 2006:
5% 5/1/17 (FSA Insured)	3,165,000	3,564,075
5.25% 5/1/16 (FSA Insured)	1,500,000	1,776,495
Kent County Arpt. Rev. (Gerald R. Ford Int'l. Arpt. Proj.) Series 2007, 5% 1/1/37	4,180,000	4,360,074
Kent Hosp. Fin. Auth. Hosp. Facilities Rev.:
(Butterworth Hosp. Proj.) Series A, 7.25% 1/15/13	2,470,000	2,639,813
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Kent Hosp. Fin. Auth. Hosp. Facilities Rev.: - continued
(Spectrum Health Sys. Proj.):
Series 1998 A:
5.375% 1/15/11	$ 2,420,000	$ 2,444,248
5.375% 1/15/12	2,505,000	2,537,164
Series 2008 A, 5.5%, tender 1/15/15 (a)	3,525,000	3,851,204
L'Anse Creuse Pub. Schools Series 2005, 5% 5/1/24 (FSA Insured)	1,350,000	1,447,443
Lansing Bldg. Auth. Rev. 0% 6/1/12 (AMBAC Insured)	3,000,000	2,856,060
Lapeer Cmnty. Schools Series 2007, 5% 5/1/22 (FSA Insured)	1,395,000	1,531,445
Lincoln Consolidated School District Series 2008:
5% 5/1/14 (FSA Insured)	1,460,000	1,662,093
5% 5/1/16 (FSA Insured)	1,425,000	1,656,534
Michigan Bldg. Auth. Rev.:
(Facilities Prog.):
Series 2008 I, 6% 10/15/38	5,000,000	5,674,400
Series III, 5% 10/15/10 (Escrowed to Maturity) (c)	1,000,000	1,043,750
Series 1, 5.25% 10/15/16 (FSA Insured)	5,000,000	5,390,300
Series 2009 I, 5.25% 10/15/25 (Assured Guaranty Corp. Insured)	2,000,000	2,110,040
Michigan Gen. Oblig.:
(Envir. Protection Prog.) Series 1992, 6.25% 11/1/12	5,365,000	5,730,732
Series 2007, 5.25% 9/15/21 (FSA Insured)	5,000,000	5,386,400
Michigan Higher Ed. Student Ln. Auth. Rev. Series XII W, 4.875% 9/1/10 (AMBAC Insured) (b)	3,000,000	3,046,290
Michigan Hosp. Fin. Auth. Rev.:
(Ascension Health Cr. Group Proj.):
Series 1999 B3, 2.75%, tender 8/15/10 (a)	5,000,000	5,021,150
Series 2005, 5%, tender 4/1/11	2,040,000	2,144,122
(Crittenton Hosp. Proj.) Series 2002:
5.5% 3/1/13	455,000	476,653
5.5% 3/1/14	1,300,000	1,353,937
5.5% 3/1/15	1,985,000	2,058,108
(Genesys Reg'l. Med. Hosp. Proj.) Series 1998, 5.3% 10/1/11 (Escrowed to Maturity) (c)	1,000,000	1,001,950
(Henry Ford Health Sys. Proj.):
Series 1992 A, 6% 9/1/12 (Escrowed to Maturity) (c)	1,500,000	1,696,680
Series 2003 A, 5.5% 3/1/14 (Pre-Refunded to 3/1/13 @ 100) (c)	2,000,000	2,281,060
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Michigan Hosp. Fin. Auth. Rev.: - continued
(Henry Ford Health Sys. Proj.):
Series 2006 A:
5% 11/15/09	$ 650,000	$ 652,210
5% 11/15/12	1,485,000	1,550,964
5% 11/15/14	1,000,000	1,043,890
5% 11/15/17	1,000,000	1,019,120
(McLaren Health Care Corp. Proj.) Series 2008 A:
5% 5/15/11	1,100,000	1,122,638
5.25% 5/15/15	1,615,000	1,673,592
5.75% 5/15/38	7,000,000	7,118,300
(Mercy Health Svcs. Proj.):
Series 1996 R, 5.375% 8/15/26 (Escrowed to Maturity) (c)	2,500,000	2,543,625
Series 1996:
5.25% 8/15/10 (Escrowed to Maturity) (c)	770,000	771,294
5.375% 8/15/16 (Escrowed to Maturity) (c)	2,500,000	2,517,225
5.375% 8/15/26 (Escrowed to Maturity) (c)	2,450,000	2,492,753
6% 8/15/10 (Escrowed to Maturity) (c)	1,265,000	1,267,543
(MidMichigan Obligated Group Proj.):
Series 2002 A, 5.5% 4/15/18 (AMBAC Insured)	2,000,000	2,058,800
Series 2009 A, 6.125% 6/1/39	3,740,000	4,011,449
(Oakwood Hosp. Proj.) Series 2007, 5% 7/15/17	1,000,000	992,300
(Oakwood Obligated Group Proj.) Series 2003, 5.5% 11/1/11	3,000,000	3,138,420
(Sisters of Mercy Health Corp. Proj.) Series 1993, 5.375% 8/15/14 (Escrowed to Maturity) (c)	420,000	443,264
(Sparrow Hosp. Obligated Group Proj.):
Series 2001:
5.5% 11/15/21 (Pre-Refunded to 11/15/11 @ 101) (c)	1,435,000	1,582,317
5.625% 11/15/31 (Pre-Refunded to 11/15/11 @ 101) (c)	4,500,000	4,973,715
Series 2007:
5% 11/15/17	535,000	574,793
5% 11/15/18	725,000	768,580
5% 11/15/19	1,000,000	1,046,070
5% 11/15/20	2,000,000	2,065,860
(Trinity Health Sys. Proj.):
Series 2000 A, 6% 12/1/27	1,535,000	1,572,669
Series 2002 C, 5.375% 12/1/30	1,095,000	1,110,921
Series 2008 A, 6.5% 12/1/33	5,000,000	5,568,500
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Michigan Muni. Bond Auth. Rev.:
(Clean Wtr. Proj.) Series 2004, 5% 10/1/26	$ 4,925,000	$ 5,198,141
(Detroit School District Proj.) Series B, 5% 6/1/12 (FSA Insured)	7,300,000	7,877,211
(Local Govt. Ln. Prog.):
Series 2007, 5% 12/1/21 (AMBAC Insured)	1,155,000	1,106,340
Series CA, 0% 6/15/13 (FSA Insured)	1,970,000	1,829,027
Series G, 0% 5/1/19 (AMBAC Insured)	1,865,000	1,270,569
7.5% 11/1/09 (AMBAC Insured)	5,000	5,000
(State Clean Wtr. Revolving Fund Proj.) Series 2006, 5% 10/1/27	3,725,000	3,973,532
Series 2001, 5% 10/1/23	5,000,000	5,194,600
Series 2002, 5.375% 10/1/19	2,005,000	2,165,801
Series 2007, 5% 10/1/18	8,460,000	9,628,241
Series 2009, 5% 10/1/26	5,000,000	5,574,050
Series C, 0% 6/15/15 (FSA Insured)	3,000,000	2,579,460
Michigan Strategic Fund Ltd. Oblig. Rev. (Detroit Edison Co. Proj.):
Series 1999 A, 5.55% 9/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	1,000,000	986,900
Series BB, 7% 5/1/21 (AMBAC Insured)	8,520,000	10,476,776
Michigan Technological Univ. Series 2008:
5% 10/1/38 (Assured Guaranty Corp. Insured)	1,200,000	1,259,340
5.25% 10/1/17 (Assured Guaranty Corp. Insured)	1,875,000	2,237,306
Michigan Tobacco Settlement Fin. Auth. Tobacco Settlement Asset Rev. Series 2007:
6% 6/1/34	3,000,000	2,694,390
6% 6/1/48	4,000,000	3,283,400
Michigan Trunk Line Fund Rev.:
Series 1998 A, 5.5% 11/1/16	3,000,000	3,485,040
Series 2002 B, 5.25% 10/1/16 (FSA Insured)	3,000,000	3,240,660
Series 2006, 5.25% 11/1/15 (FGIC Insured)	5,000,000	5,703,550
Series A, 0% 10/1/11 (AMBAC Insured)	3,630,000	3,520,229
Mona Shores School District Series 1995, 6.75% 5/1/10 (FGIC Insured)	2,220,000	2,295,902
Montague Pub. School District Series 2001:
5.5% 5/1/16	430,000	457,593
5.5% 5/1/17	430,000	455,525
5.5% 5/1/19	430,000	451,345
New Lothrop Area Pub. Schools Gen. Oblig. Series 2006, 5% 5/1/35 (FSA Insured)	1,000,000	1,045,180
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
North Kent Swr. Auth. Wtr. & Swr. Rev. Series 2006:
5% 11/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 420,000	$ 465,818
5% 11/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	490,000	540,524
5% 11/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,645,000	1,799,433
5% 11/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,290,000	1,405,210
Northern Michigan Univ. Revs. Series 2008 A, 5.125% 12/1/35 (FSA Insured)	2,750,000	2,932,848
Northview Pub. Schools District Series 2008, 5% 5/1/21 (FSA Insured)	1,070,000	1,200,583
Northville Pub. Schools Series 2005:
5% 5/1/15 (FSA Insured)	1,525,000	1,766,819
5% 5/1/16 (FSA Insured)	1,475,000	1,642,929
5% 5/1/17 (FSA Insured)	3,675,000	4,032,872
Northwestern Michigan Cmnty. College Impt. Series 1999:
5.5% 4/1/14 (FGIC Insured)	285,000	285,000
5.5% 4/1/15 (FGIC Insured)	170,000	170,000
Okemos Pub. School District Series 1993:
0% 5/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500,000	2,360,775
0% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700,000	1,552,882
Olivet Cmnty. School District (School Bldg. & Site Proj.) Series 2008:
5.25% 5/1/23 (FSA Insured)	1,010,000	1,143,098
5.25% 5/1/27 (FSA Insured)	1,135,000	1,257,921
Petoskey Pub. School District Series 2005:
5% 5/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,430,000	1,605,890
5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,175,000	1,317,798
Plainwell Cmnty. School District:
(School Bldg. & Site Proj.):
Series 2002, 5.5% 5/1/14	1,000,000	1,119,010
Series 2008:
5% 5/1/23 (Assured Guaranty Corp. Insured)	1,885,000	2,115,045
5% 5/1/28 (Assured Guaranty Corp. Insured)	1,000,000	1,081,740
Series 2005:
5% 5/1/15 (FSA Insured)	1,030,000	1,187,456
5% 5/1/16 (FSA Insured)	1,025,000	1,144,495
Plymouth-Canton Cmnty. School District Series 2008, 5% 5/1/20 (FSA Insured)	5,000,000	5,469,800
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Portage Pub. Schools Series 2008, 5% 5/1/22 (FSA Insured)	$ 4,300,000	$ 4,720,583
Ravenna Pub. Schools Gen. Oblig. (2008 School Bldg. and Site Proj.) Series 2008:
5% 5/1/31 (FSA Insured)	2,080,000	2,217,197
5% 5/1/34 (FSA Insured)	2,320,000	2,466,114
5% 5/1/38 (FSA Insured)	1,000,000	1,051,180
Riverview Cmnty. School District Series 2004:
5% 5/1/14	655,000	735,565
5% 5/1/15	955,000	1,070,689
5% 5/1/17	1,000,000	1,106,910
5% 5/1/18	1,000,000	1,100,550
Rochester Cmnty. School District 5% 5/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,475,000	1,737,653
Rockford Pub. Schools Gen. Oblig. (2008 School Bldg. and Site Proj.) 5% 5/1/30 (FSA Insured)	3,975,000	4,312,001
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.):
Series 2009 V, 8.25% 9/1/39	3,100,000	3,713,025
Series M, 5.25% 11/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	1,842,740
Saginaw Valley State Univ. Rev. Series 2007, 5% 7/1/37 (FSA Insured)	2,880,000	3,019,075
Saint Clair County Gen. Oblig. Series 2004:
5% 4/1/17 (AMBAC Insured)	1,380,000	1,523,161
5% 4/1/19 (AMBAC Insured)	1,475,000	1,609,033
Shepherd Pub. Schools Series 2008, 5% 5/1/17 (FSA Insured)	1,025,000	1,203,852
South Haven Gen. Oblig. Series 2009:
4.875% 12/1/28 (Assured Guaranty Corp. Insured)	2,500,000	2,685,300
5.125% 12/1/33 (Assured Guaranty Corp. Insured)	1,000,000	1,070,650
South Redford School District Series 2005, 5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,125,000	1,262,959
Taylor City Bldg. Auth. County of Wayne Bldg. Auth. Pub. Facilities Series 2003, 5% 10/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,735,000	1,843,056
Three Rivers Cmnty. Schools Series 2008:
5% 5/1/14 (FSA Insured)	1,765,000	2,013,477
5% 5/1/16 (FSA Insured)	1,750,000	2,040,133
Troy School District:
Series 2006:
5% 5/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,147,760
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Troy School District: - continued
Series 2006:
5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000,000	$ 1,157,200
5% 5/1/15	2,135,000	2,383,792
Utica Cmnty. Schools:
Series 2003:
5.375% 5/1/16 (Pre-Refunded to 5/1/13 @ 100) (c)	2,250,000	2,555,483
5.5% 5/1/17 (Pre-Refunded to 5/1/13 @ 100) (c)	1,000,000	1,140,110
Series 2004, 5% 5/1/17	3,000,000	3,252,270
Series 2007:
5% 5/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,124,840
5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,262,420
Waverly Cmnty. School District Series 2005, 5% 5/1/17 (FSA Insured)	3,090,000	3,451,932
Wayne Charter County Gen. Oblig. Series 2001 A, 5.5% 12/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,032,050
West Ottawa Pub. School District 5.25% 5/1/10 (FGIC Insured)	210,000	210,529
Western Michigan Univ. Rev.:
Series 2005, 5% 11/15/35 (FGIC Insured)	5,435,000	5,517,014
Series 2008, 5% 11/15/20 (FSA Insured)	5,280,000	5,931,024
Williamston Cmnty. Schools Gen. Oblig. Series 2005, 5% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,105,150
Willow Run Cmnty. Schools County of Washtenaw Series 2005, 5% 5/1/17 (FSA Insured)	1,875,000	2,073,169
Wyoming Sewage Disp. Sys. Rev. Series 2005, 5% 6/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000,000	4,163,480
Zeeland Pub. Schools:
Series 2004, 5.25% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,050,000	1,165,374
Series 2005:
5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,035,000	2,237,991
5% 5/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	995,000	1,086,251
		607,567,651
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - 1.8%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Series 1996 Z, 6.25% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,280,000	$ 1,431,155
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series QQ, 5.5% 7/1/18 (XL Cap. Assurance, Inc. Insured)	1,000,000	1,135,700
Puerto Rico Pub. Bldg. Auth. Rev. Series M2, 5.75%, tender 7/1/17 (a)	2,000,000	2,158,980
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2007 A:
0% 8/1/41	12,000,000	2,069,640
0% 8/1/45 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100,000	143,363
0% 8/1/47 (AMBAC Insured)	1,000,000	111,710
Series 2009 A, 6% 8/1/42	4,000,000	4,395,120
		11,445,668
Virgin Islands - 0.7%
Virgin Islands Pub. Fin. Auth. Refinery Facilities Rev. Series 2007, 4.7% 7/1/22 (b)	2,200,000	2,008,072
Virgin Islands Wtr. & Pwr. Auth. Elec. Sys. Rev. Series 2007, 5% 7/1/31	2,730,000	2,464,972
		4,473,044
TOTAL INVESTMENT PORTFOLIO - 97.5% (Cost $598,705,519)	625,557,357
NET OTHER ASSETS - 2.5%	15,884,904
NET ASSETS - 100%	$ 641,442,261
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2009, the aggregate cost of investment securities for income tax purposes was $598,647,167. Net unrealized appreciation aggregated $26,910,190, of which $30,228,768 related to appreciated investment securities and $3,318,578 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For municipal securities pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotation are not readily available are valued at amortized cost, which approximates value. Actual prices at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Minnesota
Municipal Income Fund

September 30, 2009

1.807736.105

MNF-QTLY-1109

Investments September 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.5%
	Principal Amount	Value
Guam - 0.3%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2006 A, 5% 10/1/23	$ 1,500,000	$ 1,473,360
Minnesota - 96.5%
Alexandria Independent School District #206 Gen. Oblig. (Minnesota School District Cr. Enhancement Prog.) Series 2008 A, 5% 2/1/17 (FSA Insured)	1,000,000	1,173,600
Anoka-Hennepin Independent School District #11 Series 2004 B, 5% 2/1/20	1,880,000	1,992,330
Brainerd Independent School District #181 Series 2002 A:
5.375% 2/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,285,000	3,569,711
5.375% 2/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,100,000	4,435,462
5.375% 2/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,200,000	2,360,028
Brooklyn Ctr. Independent School District #286 Series 2002, 5.1% 2/1/31 (FGIC Insured) (Pre-Refunded to 2/1/12 @ 100) (d)	6,000,000	6,483,840
Burnsville-Eagan-Savage Independent School District #191 Gen. Oblig. (Minnesota School Distric Cr. Enhancement Prog.) Series 2007 A, 5% 2/1/17 (FSA Insured)	525,000	616,912
Cambridge Independent School District #911 Gen. Oblig. (Minnesota School District Prog.) Series 2005 C, 5% 4/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,200,000	1,366,548
Centennial Independent School District #12 Series 2002 A, 5% 2/1/19 (FSA Insured) (Pre-Refunded to 2/1/12 @ 100) (d)	230,000	247,862
Chaska Elec. Rev. (Generating Facilities Proj.) Series 2005 A:
5.25% 10/1/20	2,000,000	2,167,380
5.25% 10/1/25	1,955,000	2,085,066
Chaska Independent School District #112 Gen. Oblig.:
(School Bldg. Proj.) Series 2007 A, 5% 2/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	750,000	874,725
Series 2006 A, 4.1% 2/1/21 (FSA Insured)	1,705,000	1,807,181
Series 2009 A:
4% 2/1/16 (a)	1,000,000	1,105,780
5% 2/1/17 (a)	1,000,000	1,172,030
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Duluth Econ. Dev. Auth. Health Care Facilities Rev. (Benedictine Health Sys. Saint Mary's) Series 2004:
5.25% 2/15/28 (Pre-Refunded to 2/15/14 @ 100) (d)	$ 2,350,000	$ 2,710,960
5.25% 2/15/33 (Pre-Refunded to 2/15/14 @ 100) (d)	1,035,000	1,193,976
Duluth Hsg. & Redev. Auth. Healthcare & Hsg. Rev. (Benedictine Health Ctr. Proj.) Series 2007:
5.5% 11/1/17	290,000	269,016
5.7% 11/1/22	385,000	342,866
5.875% 11/1/33	750,000	625,193
Duluth Independent School District #709 Ctfs. of Prtn. Series 2009 B:
4% 3/1/16 (a)	1,445,000	1,529,475
4% 3/1/17 (a)	1,495,000	1,572,262
5% 3/1/30 (a)	2,770,000	2,920,799
Elk River Independent School District #728:
Series 2002 A:
5% 2/1/16 (FSA Insured) (Pre-Refunded to 2/1/13 @ 100) (d)	3,000,000	3,306,120
5.25% 2/1/18 (FSA Insured) (Pre-Refunded to 2/1/13 @ 100) (d)	3,600,000	3,996,216
Series 2004 A, 5% 2/1/17 (FGIC Insured) (Pre-Refunded to 8/1/14 @ 100) (d)	1,000,000	1,127,630
Series 2006 A, 5% 2/1/19 (FSA Insured)	3,500,000	3,958,360
Hennepin County Sales Tax Rev. (Ballpark Proj.) Series 2007 A, 5% 12/15/24	1,000,000	1,134,970
Hopkins Independent School District #270:
Series 2002:
5% 2/1/16 (FGIC Insured) (Pre-Refunded to 2/1/12 @ 100) (d)	1,350,000	1,454,841
5.125% 2/1/17 (FGIC Insured) (Pre-Refunded to 2/1/12 @ 100) (d)	1,015,000	1,096,708
Series 2009 B:
4% 2/1/23	3,470,000	3,703,635
4% 2/1/24	3,625,000	3,836,011
4% 2/1/25	3,780,000	3,965,938
Jackson County Central Independent School District #2895 5% 2/1/21 (Pre-Refunded to 2/1/12 @ 100) (d)	1,220,000	1,315,319
Lake Superior Independent School District #381 Series 2002 A:
5% 4/1/15 (Pre-Refunded to 4/1/13 @ 100) (d)	1,970,000	2,180,829
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Lake Superior Independent School District #381 Series 2002 A: - continued
5% 4/1/16 (FSA Insured) (Pre-Refunded to 4/1/13 @ 100) (d)	$ 2,065,000	$ 2,285,996
5% 4/1/17 (Pre-Refunded to 4/1/13 @ 100) (d)	2,165,000	2,396,698
5% 4/1/18 (Pre-Refunded to 4/1/13 @ 100) (d)	1,260,000	1,394,845
Lakeville Independent School District #194 Series 2002 A, 5% 2/1/22 (FGIC Insured) (Pre-Refunded to 2/1/13 @ 100) (d)	1,000,000	1,101,020
Maple Grove Health Care Sys. Rev. Series 2007:
5.25% 5/1/24	1,500,000	1,535,685
5.25% 5/1/25	2,000,000	2,036,160
Metropolitan Council Gen. Oblig. Rev. (Wastewtr. Proj.) Series 2008 C, 5% 3/1/21	5,000,000	5,647,050
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (HealthPartners Obligated Group Proj.) Series 2003:
5.875% 12/1/29	800,000	811,240
6% 12/1/19	2,815,000	2,944,997
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.:
Series 13, 5.25% 1/1/11 (c)	2,840,000	2,869,451
Series 1999 A, 5.625% 1/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	1,000,000	1,012,320
Series 2005 A, 5% 1/1/35 (AMBAC Insured)	8,500,000	8,596,900
Series 2005 C, 5% 1/1/31 (FGIC Insured)	2,090,000	2,136,189
Series 2007 A, 5% 1/1/21	5,000,000	5,429,050
Series 2007 B, 5% 1/1/18 (FGIC Insured)	2,000,000	2,178,260
Series 2008 A, 5% 1/1/14 (c)	3,000,000	3,200,070
Minneapolis Art Ctr. Facilities Rev. (Walker Art Ctr. Proj.) Series 2001, 5.125% 7/1/21	1,250,000	1,295,700
Minneapolis Gen. Oblig.:
(Sports Arena Proj.) Series 1996, 5.125% 10/1/20	2,565,000	2,565,154
Series 2009:
4% 12/1/19	2,950,000	3,207,948
4% 12/1/20	2,800,000	3,023,972
4% 12/1/21	2,700,000	2,894,211
Minneapolis Health Care Sys. Rev. (Fairview Health Svcs. Proj.):
Series 2005 D, 5% 11/15/34 (AMBAC Insured)	5,120,000	4,991,078
Series 2008 B, 6.5% 11/15/38 (Assured Guaranty Corp. Insured)	3,500,000	3,998,610
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Minneapolis Spl. School District #1:
Series 2005 A, 5% 2/1/17 (FSA Insured)	$ 2,000,000	$ 2,209,620
5% 2/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,020,000	1,102,620
Minnesota Gen. Oblig.:
Series 2008 A, 5% 6/1/21	3,300,000	3,860,010
Series 2009 A, 5% 12/1/23	15,540,000	18,272,706
Series 2009 E, 5% 8/1/13	3,975,000	4,516,832
5% 11/1/15	10,000,000	11,513,000
5% 8/1/16	3,500,000	3,825,990
5% 8/1/18	10,775,000	11,975,335
5% 6/1/21	8,585,000	9,746,636
5% 8/1/22	2,600,000	2,973,698
5% 11/1/24	9,155,000	9,965,401
5% 11/1/26	4,270,000	4,758,616
5.5% 6/1/17 (Pre-Refunded to 6/1/10 @ 100) (d)	2,150,000	2,222,434
Minnesota Higher Ed. Facilities Auth. Rev.:
(Hamline Univ. Proj.) Series 5B, 5.95% 10/1/19	600,000	600,414
(Macalester College Proj.) Series 6P:
5% 3/1/21	2,315,000	2,603,981
5% 3/1/22	2,535,000	2,835,448
(Saint Olaf College Proj.) Series 6O, 5% 10/1/15	1,000,000	1,119,940
(Univ. of Saint Thomas Proj.) Series 6I, 5% 4/1/23	1,000,000	1,061,350
(Univ. of St. Thomas Proj.) Series Six-X, 5.25% 4/1/39	1,500,000	1,570,845
Minnesota Muni. Pwr. Agcy. Elec. Rev.:
Series 2005, 5.25% 10/1/21	8,450,000	9,030,769
Series 2007, 5.25% 10/1/22	1,000,000	1,081,910
Minnesota Pub. Facilities Auth. Drinking Wtr. Rev. Series 2005 A, 5% 3/1/21	5,060,000	5,601,319
Minnesota Pub. Facilities Auth. Wtr. Poll. Cont. Rev. Series 2005 B, 5% 3/1/21	2,000,000	2,386,020
Minnesota Retirement Sys. Bldg. Rev.:
5.55% 6/1/14	590,000	603,594
5.6% 6/1/15	615,000	628,352
5.65% 6/1/16	625,000	637,906
5.7% 6/1/17	900,000	917,631
5.75% 6/1/18	975,000	993,389
5.75% 6/1/19	1,050,000	1,068,417
5.8% 6/1/20	1,000,000	1,016,690
5.875% 6/1/22	2,425,000	2,462,660
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Minnesota State Colleges & Univs. Board of Trustees Rev.:
Series 2005 A, 5% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,465,000	$ 1,637,284
Series 2009 A:
4% 10/1/17	1,445,000	1,583,532
4% 10/1/18	1,490,000	1,627,497
4% 10/1/19	1,550,000	1,688,508
4% 10/1/20	1,580,000	1,683,158
Mounds View Independent School District #621:
Series 2000 A, 5.375% 2/1/24 (Pre-Refunded to 2/1/11 @ 100) (d)	3,000,000	3,167,430
Series 2009 A:
4% 2/1/20	860,000	924,380
4% 2/1/21	1,000,000	1,064,840
North Saint Paul-Maplewood-Oakdale Independent School District 622:
Series 2006 B, 5% 2/1/17 (FSA Insured)	1,525,000	1,784,159
Series B, 5% 8/1/17 (FSA Insured)	1,575,000	1,839,206
Northeast Metropolitan Intermediate School District #916 Ctfs. of Prtn. Series 2004, 5% 1/1/13	1,000,000	1,087,370
Northern Muni. Pwr. Agcy. Elec. Sys. Rev.:
Series 2009 A, 5% 1/1/16 (Assured Guaranty Corp. Insured)	3,000,000	3,337,140
Series A, 5% 1/1/18 (Assured Guaranty Corp. Insured)	3,000,000	3,312,720
Northfield Hosp. Rev. Series 2006:
5.375% 11/1/26	1,000,000	1,002,580
5.5% 11/1/16	1,025,000	1,083,917
Osseo Independent School District #279:
(School Bldg. Proj.) Series 2000 A, 5.25% 2/1/21 (Pre-Refunded to 8/1/10 @ 100) (d)	2,065,000	2,136,304
Series 2001 B, 5% 2/1/13	2,000,000	2,024,720
Series A, 5.25% 2/1/14 (FSA Insured)	2,100,000	2,272,998
Owatonna Pub. Utils. Commission Pub. Utils. Rev. Series 2003:
5% 1/1/11 (AMBAC Insured)	720,000	755,726
5% 1/1/13 (AMBAC Insured)	800,000	888,720
5% 1/1/15 (AMBAC Insured)	715,000	778,635
Prior Lake Independent School District #719 Series 2000, 5.5% 2/1/15 (FSA Insured) (Pre-Refunded to 2/1/10 @ 100) (d)	900,000	913,185
Ramsey County Gen. Oblig. Series 2003 A, 5% 2/1/18	1,530,000	1,668,021
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Robbinsdale Independent School District #281 Series 2002:
5% 2/1/16 (FSA Insured)	$ 2,410,000	$ 2,562,433
5% 2/1/16 (Pre-Refunded to 2/1/12 @ 100) (d)	1,015,000	1,093,825
5% 2/1/17 (FSA Insured)	2,535,000	2,682,917
5% 2/1/18 (FSA Insured)	2,520,000	2,655,929
Rochester Elec. Util. Rev. Series 2007 C:
4.5% 12/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	140,000	151,739
5% 12/1/30	2,000,000	2,160,740
Rochester Health Care Facilities Rev. (Mayo Foundation Proj.) Series 2006, 5% 11/15/36	2,000,000	2,050,800
Roseville Independent School District #623 (School District Cr. Enhancement Prog.) Series 2001 A, 5% 2/1/15 (FSA Insured)	400,000	416,264
Saint Cloud Health Care Rev. (Saint Cloud Hosp. Group Oblig. Proj.) Series 2000 A:
5.75% 5/1/26 (FSA Insured)	7,020,000	7,185,391
5.875% 5/1/30 (FSA Insured)	4,000,000	4,091,080
6.25% 5/1/20 (FSA Insured)	2,760,000	2,837,087
Saint Cloud Hosp. Facilities Rev. (Saint Cloud Hosp. Proj.) Series B, 5% 7/1/20 (AMBAC Insured)	1,000,000	1,000,540
Saint Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.):
Series 2003 B, 5.5% 7/1/25 (Pre-Refunded to 7/1/14 @ 100) (d)	2,000,000	2,284,740
Series 2008 C, 5.75% 7/1/30	3,355,000	3,553,012
Saint Michael Independent School District #885 Series 2002, 5% 2/1/27 (Pre-Refunded to 2/1/12 @ 100) (d)	5,500,000	5,932,355
Saint Paul Hsg. & Redev. Auth. Health Care Facilities Rev.:
(HealthPartners Oblig. Group Proj.) Series 2006:
5% 5/15/16	345,000	355,550
5.25% 5/15/17	325,000	338,475
5.25% 5/15/36	1,000,000	950,490
(Regions Hosp. Proj.) 5.3% 5/15/28	1,250,000	1,249,963
Series 2007 A, 5% 11/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,152,120
Saint Paul Independent School District #625:
Series 2000 A, 5.5% 2/1/21 (Pre-Refunded to 2/1/10 @ 100) (d)	1,060,000	1,075,529
Series 2001 C, 5% 2/1/21	1,000,000	1,057,420
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Saint Paul Independent School District #625: - continued
Series 2002 A:
5% 2/1/17 (FSA Insured)	$ 220,000	$ 237,934
5% 2/1/18 (FSA Insured)	395,000	424,712
Series 2004 B, 5% 2/1/17 (FSA Insured)	1,300,000	1,465,815
Series 2004 C, 5% 2/1/16 (FSA Insured)	1,025,000	1,168,367
Saint Paul Port Auth. Series 2007-2, 5% 3/1/37	1,500,000	1,589,355
Saint Paul Port Auth. Lease Rev.:
(HealthEast Midway Campus Proj.) Series 2003 A, 5.75% 5/1/25	2,000,000	1,843,320
(Regions Hosp. Package Proj.):
Series 1:
5% 8/1/12	410,000	407,843
5% 8/1/15	480,000	458,021
Series 2007-1:
5% 8/1/13	430,000	423,516
5% 8/1/14	455,000	441,882
5% 8/1/16	500,000	467,250
Series 2003 11, 5.25% 12/1/20	3,000,000	3,276,480
Series 2003 12:
5.125% 12/1/27	5,000,000	5,301,550
5.25% 12/1/18	3,685,000	4,062,565
Shakopee Health Care Facilities Rev. (Saint Francis Reg'l. Med. Ctr. Proj.) Series 2004, 5.25% 9/1/34	2,520,000	2,360,459
South Washington County Independent School District #833 Series 2000 A:
5.4% 2/1/15 (Pre-Refunded to 2/1/10 @ 100) (d)	3,925,000	3,985,131
5.5% 2/1/19 (Pre-Refunded to 2/1/10 @ 100) (d)	1,000,000	1,015,640
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev.:
(Cap. Appreciation) Series 1994 A:
0% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,210,000	3,676,228
0% 1/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	14,670,000	9,296,819
Series 2002 A:
5% 1/1/12 (AMBAC Insured)	2,660,000	2,847,104
5.25% 1/1/15 (AMBAC Insured)	1,025,000	1,143,357
5.25% 1/1/17	2,000,000	2,227,400
Series 2009 A:
5% 1/1/13	2,500,000	2,721,675
5% 1/1/14	960,000	1,055,520
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev.: - continued
Series 2009 A:
5.25% 1/1/30	$ 2,000,000	$ 2,129,340
5.5% 1/1/24	500,000	551,330
Series A, 5.25% 1/1/16 (AMBAC Insured)	4,490,000	5,009,313
Spring Lake Park Independent School District #16:
Series 2004 B:
5% 2/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,085,000	2,275,882
5% 2/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,230,000	2,414,756
5% 2/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,400,000	2,582,112
Series 2006 A, 5% 2/1/29 (FSA Insured)	4,000,000	4,323,320
Univ. of Minnesota:
Series 2009 C:
5% 12/1/17	1,000,000	1,180,960
5% 12/1/21	1,000,000	1,157,460
Series A:
5% 4/1/23	200,000	228,908
5.125% 4/1/34	1,000,000	1,090,580
5.25% 4/1/29	1,000,000	1,126,490
Univ. of Minnesota Spl. Purp. Rev. (State Supported Stadium Proj.) Series 2006:
5% 8/1/20	6,625,000	7,423,644
5% 8/1/29	4,000,000	4,315,800
Virginia Hsg. & Redev. Auth. Health Care Facility Lease Rev. Series 2005, 5.25% 10/1/25	440,000	445,174
Washington County Gen. Oblig. 5.5% 2/1/21 (Pre-Refunded to 2/1/10 @ 100) (d)	1,450,000	1,471,243
Watertown Independent School District #111 Series 2005 A, 5% 2/1/22 (FSA Insured)	1,495,000	1,651,063
Wayzata Independent School District #284 Series 2004 B, 5% 2/1/16 (FSA Insured)	1,005,000	1,132,645
Western Minnesota Muni. Pwr. Agcy. Pwr. Supply Rev.:
Series 1977 A, 6.375% 1/1/16 (Escrowed to Maturity) (d)	1,010,000	1,156,167
Series 2003 A, 5% 1/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,059,040
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Western Minnesota Muni. Pwr. Agcy. Pwr. Supply Rev.: - continued
Series 2006 A, 5% 1/1/16 (FSA Insured)	$ 2,000,000	$ 2,218,760
White Bear Lake Independent School District #624 Gen. Oblig. (Alternative Facilities Proj.) Series 2006 A, 4.25% 2/1/12	1,300,000	1,397,981
		450,756,056
Puerto Rico - 1.2%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Series 1996 Z, 6.25% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,118,090
Puerto Rico Govt. Dev. Bank Series 2006 B, 5% 12/1/12	1,000,000	1,056,970
Puerto Rico Pub. Bldg. Auth. Rev. Series M2, 5.75%, tender 7/1/17 (b)	600,000	647,694
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2007 A, 0% 8/1/41	9,300,000	1,603,971
Series 2009 A, 6% 8/1/42	1,000,000	1,098,780
		5,525,505
Virgin Islands - 0.5%
Virgin Islands Pub. Fin. Auth. Refinery Facilities Rev. Series 2007, 4.7% 7/1/22 (c)	1,300,000	1,186,588
Virgin Islands Wtr. & Pwr. Auth. Elec. Sys. Rev. Series 2007 A, 5% 7/1/25	1,250,000	1,250,700
		2,437,288
TOTAL INVESTMENT PORTFOLIO - 98.5% (Cost $441,176,999)	460,192,209
NET OTHER ASSETS - 1.5%	7,025,467
NET ASSETS - 100%	$ 467,217,676
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2009, the aggregate cost of investment securities for income tax purposes was $441,145,981. Net unrealized appreciation aggregated $19,046,228, of which $20,463,667 related to appreciated investment securities and $1,417,439 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For municipal securities pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Municipal Income Fund

September 30, 2009

1.807726.105

HIY-QTLY-1109

Investments September 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.5%
	Principal Amount (000s)	Value (000s)
Alabama - 0.4%
Alabama Pub. School & College Auth. Rev. Series 1999 C, 5.75% 7/1/18	$ 2,000	$ 2,039
Birmingham Baptist Med. Ctrs. Spl. Care Facilities Fing. Auth. Rev. (Baptist Health Sys., Inc. Proj.) Series 2005 A, 5% 11/15/09	2,700	2,704
Health Care Auth. for Baptist Health Series 2009 A, 6.125%, tender 5/15/12 (d)	8,500	8,858
Jefferson County Ltd. Oblig. School Warrants Series 2004 A, 5.5% 1/1/22	5,500	4,672
Univ. of Alabama at Birmingham Hosp. Rev. Series 2008 A, 5.75% 9/1/22	3,000	3,263
		21,536
Alaska - 0.2%
Alaska Student Ln. Corp. Ed. Ln. Rev.:
Series 2007 A2, 5% 6/1/12 (g)	1,000	1,048
Series 2007 A3:
5% 6/1/10 (g)	3,500	3,553
5% 6/1/12 (g)	5,000	5,238
		9,839
Arizona - 1.7%
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.):
Series 2007 A, 5% 1/1/21	2,000	2,101
Series 2007 B, 1.21% 1/1/37 (d)	3,000	2,010
Series 2008 D:
5.5% 1/1/38	12,000	12,590
6% 1/1/27	2,600	2,840
Arizona State Univ. Ctfs. of Prtn. (Research Infrastructure Proj.) Series 2004:
5.25% 9/1/21	2,545	2,692
5.25% 9/1/22	1,000	1,055
Arizona Student Ln. Acquisition Auth. Student Ln. Rev. Series 1999 A1, 5.9% 5/1/24 (g)	2,000	2,047
Chandler Indl. Dev. Auth. Indl. Dev. Rev. (Intel Corp. Proj.) Series 2005, 4.375%, tender 12/1/10 (d)(g)	5,500	5,684
Glendale Western Loop 101 Pub. Facilities Corp. Series 2008 A:
6.25% 7/1/38	6,900	7,494
7% 7/1/28	1,500	1,704
Goodyear McDowell Road Commercial Corridor Impt. District 5.25% 1/1/18 (AMBAC Insured)	1,660	1,761
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Marana Muni. Property Corp. Facilities Rev. Series 2008 A, 5% 7/1/21	$ 1,580	$ 1,742
Maricopa County Indl. Dev. Auth. Hosp. Facilities Rev. (Samaritan Health Svcs. Proj.) Series 1990 A, 7% 12/1/16 (Escrowed to Maturity) (h)	2,000	2,505
McAllister Academic Village LLC Rev. (Arizona State Univ. Hassayampa Academic Village Proj.) Series 2008, 5.25% 7/1/39	4,800	5,064
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 0% 7/1/38 (a)	12,000	10,193
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.:
Series 2002, 5.5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,624
Series 2009 A, 5% 7/1/39	8,000	8,640
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series 2008 A, 5% 1/1/38	10,800	11,614
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007:
5.25% 12/1/21	3,500	3,582
5.5% 12/1/29	7,900	7,996
Tucson Gen. Oblig. Series 2002, 5% 7/1/10	2,385	2,465
Univ. of Arizona Univ. Revs. Series 2005 A:
5% 6/1/18 (AMBAC Insured)	1,000	1,095
5% 6/1/31 (AMBAC Insured)	2,025	2,105
		100,603
Arkansas - 0.0%
North Little Rock Elec. Rev. Series 1992 A, 6.5% 7/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	865	875
California - 13.2%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.) Series 2009 B, 6.25% 8/1/39	2,800	2,960
ABC Unified School District Series 1997 C, 0% 8/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,925	1,388
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F1, 5.625% 4/1/44	3,400	3,813
Cabrillo Unified School District Series A, 0% 8/1/20 (AMBAC Insured)	4,275	2,675
California Dept. of Wtr. Resources Pwr. Supply Rev. Series 2002 A, 5.5% 5/1/15	8,200	9,020
California Edl. Facilities Auth. Rev. (Loyola Marymount Univ. Proj.):
Series 2001 A, 0% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,140	1,592
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Edl. Facilities Auth. Rev. (Loyola Marymount Univ. Proj.): - continued
0% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,050	$ 1,431
0% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,675	1,101
0% 10/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	2,580
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	210	216
5% 8/1/19	31,310	34,150
5% 8/1/20	10,055	10,886
5% 11/1/24	1,600	1,683
5% 3/1/26	5,100	5,260
5% 6/1/27 (AMBAC Insured)	4,100	4,199
5% 9/1/27	10,500	10,796
5% 2/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,500	4,535
5% 9/1/31	22,500	22,708
5% 12/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,595	5,643
5% 9/1/32	24,995	25,153
5% 8/1/33	9,725	9,763
5% 9/1/33	19,115	19,203
5% 8/1/35	17,750	17,802
5% 9/1/35	15,700	15,754
5.125% 11/1/24	4,300	4,475
5.125% 2/1/26	2,500	2,587
5.25% 2/1/16	4,300	4,684
5.25% 2/1/19	5,620	6,025
5.25% 2/1/20	2,000	2,135
5.25% 2/1/24	4,000	4,178
5.25% 2/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,700	3,811
5.25% 2/1/28	4,800	4,950
5.25% 11/1/28	4,485	4,642
5.25% 2/1/33	16,300	16,587
5.25% 12/1/33	160	163
5.25% 3/1/38	1,800	1,834
5.5% 8/1/27	14,700	15,793
5.5% 4/1/28	10	11
5.5% 8/1/29	9,850	10,464
5.5% 4/1/30	5	5
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
5.5% 11/1/33	$ 39,350	$ 41,215
5.75% 4/1/31	5,000	5,422
6% 4/1/38	15,000	16,455
6.5% 4/1/33	7,700	8,930
California Health Facilities Fing. Auth. Rev.:
(Adventist Health Sys. West Proj.) Series 2009 C, 5% 3/1/12	2,250	2,378
(Catholic Healthcare West Proj.):
Series 2008 H, 5.125% 7/1/22	3,150	3,260
Series 2008 L, 5.125% 7/1/22	4,850	5,019
Series 2009 D, 5%, tender 7/1/14 (d)	5,900	6,222
(Cedars-Sinai Med. Ctr. Proj.) Series 2005:
5% 11/15/09	400	401
5% 11/15/13	1,000	1,083
(St. Joseph Health Sys. Proj.) Series 2009 A, 5.75% 7/1/39	6,800	7,173
California Hsg. Fin. Agcy. Rev. (Home Mtg. Prog.) Series 1983 A, 0% 2/1/15	127	80
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2005 A1, 4.7%, tender 4/1/12 (d)(g)	1,000	1,028
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A, 5.25% 6/1/30	14,000	13,982
(Madera County, Valley State Prison for Women Proj.) Series 2005 H, 5% 6/1/16	6,000	6,404
(Monterey Bay Campus Library Proj.) Series 2009 D, 6.25% 4/1/34	7,280	7,746
(Office of Emergency Svcs. Proj.) Series 2007 A:
5% 3/1/21	3,515	3,631
5% 3/1/22	1,695	1,743
(Porterville Developmental Ctr. Hsg. Expansion and Recreation Complex Proj.) Series 2009 C, 6.25% 4/1/34	2,825	3,017
(Various California State Univ. Projs.) Series 1993 A, 5.25% 12/1/13	4,265	4,267
Series 2005 B, 5.25% 11/1/24 (XL Cap. Assurance, Inc. Insured)	1,575	1,618
Series 2005 H:
5% 6/1/17	5,000	5,277
5% 6/1/18	10,300	10,779
Series 2005 J, 5% 1/1/17	6,000	6,362
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.: - continued
Series B, 5.25% 11/1/26 (XL Cap. Assurance, Inc. Insured)	$ 2,860	$ 2,900
California State Univ. Rev. Series 2009 A, 6% 11/1/40	5,000	5,607
California Statewide Cmntys. Dev. Auth. Poll. Cont. Rev. (Southern California Edison Co. Proj.) Series 2006 A, 4.1%, tender 4/1/13 (XL Cap. Assurance, Inc. Insured) (d)	700	711
California Statewide Cmntys. Dev. Auth. Rev.:
(Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.85%, tender 6/1/12 (d)	3,500	3,593
(St. Joseph Health Sys. Proj.) Series 2007 C, 5.75% 7/1/47 (FGIC Insured)	5,000	5,219
Clovis Pub. Fing. Auth. Wastewtr. Rev. Series 2005, 5% 8/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,400	9,546
Encinitas Union School District:
Series 1996, 0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,810	1,682
0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500	2,225
Fontana Unified School District Gen. Oblig. 5% 5/1/19 (Assured Guaranty Corp. Insured)	1,300	1,477
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series 1995 A, 5% 1/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,070	4,499
Series 1999:
5% 1/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	2,817
5.75% 1/15/40	6,300	6,158
5.875% 1/15/27	2,500	2,536
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2005 A:
5% 6/1/45	30,195	28,253
5% 6/1/45	5,305	4,964
Series 2007 A1, 5% 6/1/33	3,005	2,596
Long Beach Unified School District Series A:
5.5% 8/1/28	3,810	4,320
5.5% 8/1/29	2,000	2,245
Los Angeles Cmnty. College District Series 2008 A, 6% 8/1/33	7,000	8,121
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005:
5% 9/1/18 (AMBAC Insured)	1,000	1,027
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005: - continued
5% 9/1/19 (AMBAC Insured)	$ 2,545	$ 2,600
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2005 A1, 5% 7/1/35	4,000	4,195
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Series 2001 A:
5.125% 7/1/41	5,000	5,076
5.125% 7/1/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,985	10,136
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5.75% 6/1/34	9,715	11,015
Metropolitan Wtr. District of Southern California Wtr. Rev. Series 2009 C, 5% 7/1/35	3,000	3,255
Modesto Irrigation District Elec. Rev. Series A, 9.625% 1/1/11 (Escrowed to Maturity) (h)	1,225	1,304
Monrovia Unified School District Series B, 0% 8/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,525	1,394
Monterey County Ctfs. of Prtn. Series 2007, 5% 8/1/19 (AMBAC Insured)	2,320	2,454
Newport Beach Rev. (Hoag Memorial Hosp. Presbyterian Proj.) Series 2009 E, 5%, tender 2/7/13 (d)	5,100	5,521
North City West School Facilities Fing. Auth. Spl. Tax Series C, 5% 9/1/19 (AMBAC Insured)	3,015	3,079
Oakland Gen. Oblig. Series 2009 B, 6% 1/15/34	2,500	2,711
Oakland Unified School District Alameda County Series 2009 A, 6.5% 8/1/22	2,320	2,630
Oxnard Fing. Auth. Wastewtr. Rev. (Redwood Trunk Swr. and Headworks Proj.) Series 2004 A, 5% 6/1/29 (FGIC Insured)	2,795	2,873
Placer County Wtr. Agcy. Rev. (Middle Fork Proj.) Series A, 3.75% 7/1/12	1,775	1,776
Port of Oakland Rev.:
Series 2007 B, 5% 11/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,000	7,666
Series C, 5% 11/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,650	7,321
Poway Unified School District (District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	4,900	1,329
Poway Unified School District Pub. Fing. Auth. Lease Rev. Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (d)	6,000	4,889
San Bernardino Cmnty. College District Series A, 6.25% 8/1/33	2,200	2,590
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Francisco City & County Pub. Util. Commission Wtr. Rev. Series 2002 A, 5% 11/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,700	$ 2,765
San Joaquin County Ctfs. of Prtn. (County Administration Bldg. Proj.) Series 2007, 5% 11/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,495	3,811
San Leandro Unified School District Series 2006 B, 6.25% 8/1/33 (FSA Insured)	6,375	7,299
San Mateo County Cmnty. College District Series A, 0% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,430	2,399
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.) Series 2007 C, 5.75% 2/1/41 (AMBAC Insured)	10,000	10,526
Santa Monica-Malibu Unified School District Series 1999, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,815	1,750
Sonoma County Jr. College District Rev. Series 2002 B, 5% 8/1/28 (FSA Insured)	2,200	2,343
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	45,225	48,791
Torrance Ctfs. of Prtn. (Refing. & Pub. Impt. Proj.) Series B, 5.25% 6/1/34 (AMBAC Insured)	4,475	4,631
Union Elementary School District:
Series A, 0% 9/1/19 (FGIC Insured)	1,750	1,138
Series B, 0% 9/1/22 (FGIC Insured)	1,500	820
Univ. of California Revs.:
(UCLA Med. Ctr. Proj.):
Series A:
5.5% 5/15/15 (AMBAC Insured)	1,110	1,174
5.5% 5/15/16 (AMBAC Insured)	1,170	1,230
5.5% 5/15/17 (AMBAC Insured)	1,235	1,295
5.5% 5/15/19 (AMBAC Insured)	1,375	1,435
5.5% 5/15/22 (AMBAC Insured)	370	384
5.5% 5/15/23 (AMBAC Insured)	380	393
Series B:
5.5% 5/15/15 (AMBAC Insured)	1,890	2,045
5.5% 5/15/17 (AMBAC Insured)	2,545	2,715
Series 2008 L, 5% 5/15/40	1,885	1,990
Series 2009 O, 5.75% 5/15/30	12,000	13,911
Val Verde Unified School District Ctfs. of Prtn. Series B, 5% 1/1/30 (FGIC Insured)	1,495	1,299
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Washington Township Health Care District Rev. Series 2007 A:
5% 7/1/18	$ 1,185	$ 1,230
5% 7/1/27	1,840	1,761
		761,592
Colorado - 1.8%
Colorado Ctfs. of Prtn. (UCDHSC Fitzsimons Academic Proj.) Series 2005 B:
5% 11/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,475	2,754
5.25% 11/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,600	2,838
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.) 0% 7/15/22 (Escrowed to Maturity) (h)	15,700	9,589
Colorado Health Facilities Auth. Rev.:
(Parkview Episcopal Med. Ctr. Proj.) Series B:
5% 9/1/19	1,115	1,099
5% 9/1/22	1,500	1,441
(Volunteers of America Care Proj.) Series 2007 A, 5.3% 7/1/37	2,600	1,726
Series 2001:
6.5% 11/15/31 (Pre-Refunded to 11/15/11 @ 101) (h)	5,040	5,685
6.625% 11/15/26 (Pre-Refunded to 11/15/11 @ 101) (h)	2,700	3,053
Colorado Springs Arpt. Rev. Series C, 0% 1/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,493
Colorado Wtr. Resources and Pwr. Dev. Auth. Wtr. Resources Rev. (Parker Wtr. and Sanitation District Proj.) Series 2004 D, 5.25% 9/1/43 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	33,385	33,541
Dawson Ridge Metropolitan District #1 Series 1992 A, 0% 10/1/22 (Escrowed to Maturity) (h)	33,585	20,242
Denver City & County Arpt. Rev.:
Series 2001 A, 5.625% 11/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	2,000	2,097
Series 2007 E, 5% 11/15/32 (AMBAC Insured)	2,500	2,626
Denver Health & Hosp. Auth. Healthcare Rev. Series 2007 A, 5% 12/1/13	3,005	3,097
Douglas and Elbert Counties School District #RE1 Series 2004:
5.75% 12/15/20 (FGIC Insured)	1,500	1,712
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Douglas and Elbert Counties School District #RE1 Series 2004: - continued
5.75% 12/15/22 (FGIC Insured)	$ 1,000	$ 1,136
E-470 Pub. Hwy. Auth. Rev.:
Series 1997 B, 0% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500	2,657
Series 2000 B, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	12,075	6,584
Northwest Pkwy Pub. Hwy. Auth. Series 2001 A:
5.5% 6/15/15 (Pre-Refunded to 6/15/11 @ 102) (h)	1,000	1,092
5.5% 6/15/19 (Pre-Refunded to 6/15/11 @ 102) (h)	1,000	1,092
		105,554
Connecticut - 0.1%
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Series 2009 1, 5% 2/1/19	5,000	5,861
District Of Columbia - 1.4%
District of Columbia Gen. Oblig. Series B, 0% 6/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,800	8,275
District of Columbia Hosp. Rev. (Sibley Memorial Hosp. Proj.) Series 2009, 6.375% 10/1/39	8,140	8,656
District of Columbia Rev.:
(George Washington Univ. Proj.) Series 1999 A, 5.75% 9/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	12,600	12,769
(Medlantic/Helix Proj.) Series 1998 C, 5% 8/15/17 (FSA Insured)	1,700	1,836
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series 2007 A, 5.5% 10/1/41	23,535	26,287
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Series 2009 B:
0% 10/1/33 (Assured Guaranty Corp. Insured)	15,000	3,649
0% 10/1/34 (Assured Guaranty Corp. Insured)	15,000	3,432
0% 10/1/35 (Assured Guaranty Corp. Insured)	33,975	7,291
0% 10/1/39 (Assured Guaranty Corp. Insured)	5,030	840
Washington DC Metropolitan Transit Auth. Rev. Series 2009 A:
5.125% 7/1/32	1,000	1,080
5.25% 7/1/27	4,390	4,896
5.25% 7/1/28	3,000	3,328
		82,339
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - 7.1%
Alachua County Health Facilities Auth. Health Facilities Rev. (Avmed/Santa Fe Health Care Sys. Proj.) Series 1993:
6% 11/15/09 (Escrowed to Maturity) (h)	$ 335	$ 337
6.05% 11/15/16 (Escrowed to Maturity) (h)	6,230	7,208
Boynton Beach Util. Sys. Rev. Series 2002, 5.5% 11/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,300	3,595
Brevard County School Board Ctfs. of Prtn. Series 2007 B:
5% 7/1/24 (AMBAC Insured)	1,365	1,403
5% 7/1/25 (AMBAC Insured)	3,540	3,631
Broward County Arpt. Sys. Rev. Series 2001 I, 5.75% 10/1/12 (AMBAC Insured) (g)	1,210	1,258
Broward County Gen. Oblig. (Parks & Land Preservation Proj.) Series 2005:
5% 1/1/24	1,000	1,077
5% 1/1/25	1,000	1,076
Broward County School Board Ctfs. of Prtn.:
Series 2003 A:
5.25% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,060	6,474
5.25% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,157
Series 2007 A:
5% 7/1/17 (FGIC Insured)	3,660	3,975
5% 7/1/19 (FGIC Insured)	3,700	3,924
Broward County Wtr. & Swr. Util. Rev. Series 2009 A, 5.25% 10/1/34	8,500	9,103
Cap. Projs. Fin. Auth. Student Hsg. Rev. Series 2000 F1:
5.5% 10/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,275	2,348
5.5% 10/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,460	1,521
5.5% 10/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,265	1,315
Cape Canaveral Hosp. District Rev. Ctfs. 5.25% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,765	2,770
Dade County Resource Recovery Facilities Rev. Series 1996, 5.5% 10/1/09 (AMBAC Insured) (g)	5,000	5,000
De Soto County Cap. Impt. Rev.:
Series 2002, 5.25% 10/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,640	1,721
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
De Soto County Cap. Impt. Rev.: - continued
5.25% 10/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,725	$ 1,810
Emerald Coast Utils. Auth. Rev.:
5.25% 1/1/26 (FGIC Insured)	1,000	1,060
5.25% 1/1/36 (FGIC Insured)	1,310	1,359
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2002 C, 5.75% 11/15/32	6,900	7,210
Escambia County Utils. Auth. Util. Sys. Rev. Series 1992 B, 6.25% 1/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,050	3,457
Florida Board of Ed.:
Series 2000 B:
5.5% 6/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,655	4,027
5.5% 6/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,825	3,111
Series 2001 F, 5% 6/1/32	5,040	5,217
Series 2003 J, 5% 6/1/31	2,500	2,609
Series 2006 A, 5% 6/1/32	1,100	1,139
Florida Board of Ed. Lottery Rev. Series 2002 A, 5.375% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,090
Florida Board of Ed. Pub. Ed. Cap. Outlay Series 2004 A, 5% 6/1/31	1,240	1,298
Florida Dept. of Children and Family Svcs. Ctfs. of Prtn. (South Florida Evaluation Treatment Ctr. Proj.):
5% 10/1/16	2,025	2,234
5% 10/1/17	2,130	2,339
Florida Dept. of Envir. Protection Rev. Series 2002 A, 5.375% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,000	6,367
Florida Dept. of Trans. Rev. Series 2005 A:
5% 7/1/17	3,360	3,757
5% 7/1/18	3,320	3,692
Florida Gen. Oblig. (Dept. of Trans. Right-of-Way and Bridge Construction Proj.) Series 2003 A, 5% 7/1/33	5,295	5,510
Florida Muni. Pwr. Agcy. Rev. Series A, 6.25% 10/1/31	3,000	3,514
Florida Wtr. Poll. Cont. Fing. Corp. Rev. Series 2003, 5.25% 1/15/20	1,950	2,121
Gulf Breeze Util. Sys. Rev. Series 2004, 5% 10/1/16 (AMBAC Insured)	1,010	1,108
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Halifax Hosp. Med. Ctr. Rev.:
Series 2006 A:
5% 6/1/38	$ 5,400	$ 5,027
5.25% 6/1/19	2,375	2,471
Series 2006 B1, 5.5% 6/1/38 (FSA Insured)	4,900	5,053
Highlands County Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2002, 3.95%, tender 9/1/12 (d)	21,245	22,048
Series 2005 A:
5% 11/15/15	1,000	1,091
5% 11/15/17	1,200	1,265
5% 11/15/22	1,000	1,018
Series 2005 B:
5% 11/15/15	875	955
5% 11/15/15 (Escrowed to Maturity) (h)	125	146
5% 11/15/16	1,040	1,111
5% 11/15/16 (Pre-Refunded to 11/15/15 @ 100) (h)	150	175
Series 2006 G:
5% 11/15/14	1,285	1,410
5% 11/15/14 (Escrowed to Maturity) (h)	45	52
5% 11/15/15	965	1,053
5% 11/15/15 (Escrowed to Maturity) (h)	35	41
5% 11/15/16	1,020	1,100
5% 11/15/16 (Escrowed to Maturity) (h)	30	35
5.125% 11/15/17	2,750	2,941
5.125% 11/15/17 (Pre-Refunded to 11/15/16 @ 100) (h)	95	112
5.125% 11/15/18	965	1,022
5.125% 11/15/18 (Pre-Refunded to 11/15/16 @ 100) (h)	35	41
5.125% 11/15/19	1,930	2,024
5.125% 11/15/19 (Pre-Refunded to 11/15/16 @ 100) (h)	70	83
(Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2005 B:
5% 11/15/30	3,565	3,595
5% 11/15/30 (Pre-Refunded to 11/15/15 @ 100) (h)	485	565
Hillsborough County Indl. Dev. (H Lee Moffitt Cancer Ctr. Proj.) Series A:
5% 7/1/17	1,930	2,040
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Hillsborough County Indl. Dev. (H Lee Moffitt Cancer Ctr. Proj.) Series A: - continued
5% 7/1/18	$ 2,125	$ 2,218
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev. (Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 2008 B, 8% 8/15/32	4,900	5,347
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. (Tampa Elec. Co. Proj.):
Series 2006, 5%, tender 3/15/12 (AMBAC Insured) (d)	4,500	4,664
5.1% 10/1/13	3,005	3,188
Jacksonville Econ. Dev. Commission Healthcare Rev. (Mayo Clinic Foundation Proj.):
Series B, 5.5% 11/15/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,870	6,040
Series C, 5.5% 11/15/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	12,250	12,605
Jacksonville Elec. Auth. Elec. Sys. Rev.:
(Third Installment Proj.) Series 73, 6.8% 7/1/12 (Escrowed to Maturity) (h)	1,260	1,346
Series 2006 A, 5% 10/1/41 (FSA Insured)	18,800	19,280
Series 2009 B, 5% 10/1/18	7,500	7,874
Jacksonville Sales Tax Rev. Series 2003, 5.25% 10/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,601
Lakeland Energy Sys. Rev. Series 2001 B, 5.5% 10/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,069
Marco Island Util. Sys. Rev. 5% 10/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,025	5,118
Martin County Utils. Sys. Rev. 5.5% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,265	1,347
Melbourne Arpt. Rev.:
6.75% 10/1/09 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	350	350
6.75% 10/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	170	177
Melbourne Wtr. & Swr. Rev. 5% 10/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,144
Miami Beach Health Facilities Auth. Hosp. Rev. (Mount Sinai Med. Ctr. of Florida Proj.) Series A, 6.8% 11/15/31	2,545	2,466
Miami Beach Parking Rev. 5.125% 9/1/22 (FSA Insured)	1,010	1,013
Miami Beach Stormwater Rev. 5.375% 9/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,023
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Miami Beach Wtr. & Swr. Rev. 5.5% 9/1/27 (AMBAC Insured)	$ 6,000	$ 6,138
Miami Health Facilities Auth. Sys. Rev.:
(Catholic Health East Proj.) Series B, 5.125% 11/15/24	3,000	2,983
Series 2003 C, 5.125% 11/15/24	1,450	1,442
Miami-Dade County Expressway Auth. Series B, 5.25% 7/1/25 (FGIC Insured)	5,000	5,238
Miami-Dade County Gen. Oblig. (Bldg. Better Cmntys. Prog.) 5% 7/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,565	4,726
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2003 B:
5%, tender 5/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	10,600	10,882
5.5%, tender 5/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	5,400	5,585
Series 2008 A:
5% 8/1/17 (AMBAC Insured)	3,500	3,839
5% 8/1/18 (AMBAC Insured)	4,000	4,372
5% 8/1/20 (AMBAC Insured)	2,500	2,675
5% 8/1/21 (AMBAC Insured)	5,095	5,404
5% 8/1/22 (AMBAC Insured)	3,325	3,504
Ocala Util. Sys. Rev. Series B, 5.25% 10/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,075
Orange County Edl. Facilities Auth. Ed. Rev. (Rollins College Proj.):
5.25% 12/1/32 (AMBAC Insured)	1,350	1,418
5.25% 12/1/37 (AMBAC Insured)	1,365	1,424
Orange County Health Facilities Auth. Rev. (Orlando Reg'l. Health Care Sys. Proj.) Series 1996 A, 6.25% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,500	5,109
Orange County Sales Tax Rev. Series 2002 B, 5% 1/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	2,887
Orange County School Board Ctfs. of Prtn.:
Series 1997 A, 0% 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,275	2,106
Series A, 5% 8/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,940	3,265
Orlando Utils. Commission Util. Sys. Rev. Series 2009 B, 5% 10/1/33	3,000	3,210
Osceola County Infrastructure Sales Surtax Rev. 5.375% 10/1/17 (AMBAC Insured)	1,000	1,071
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Osceola County Tourist Dev. Tax Rev. Series A, 5.5% 10/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,190	$ 1,263
Palm Beach County School Board Ctfs. of Prtn. Series D, 5.25% 8/1/17 (FSA Insured)	2,025	2,149
Pasco County School Board Ctfs. of Prtn. Series A, 5% 8/1/30 (AMBAC Insured)	4,000	4,114
Peace River/Manasota Reg'l. Wtr. Supply Auth. Rev. Series A:
5% 10/1/30 (FSA Insured)	3,105	3,252
5% 10/1/35 (FSA Insured)	5,000	5,186
Plant City Util. Sys. Rev. 6% 10/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,200	2,393
Polk County Pub. Facilities Rev. 5% 12/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,047
Port Orange Gen. Oblig. 5% 4/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,015	2,139
Reedy Creek Impt. District Utils. Rev. Series 1, 5.25% 10/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,700	3,837
Seminole County School Board Ctfs. of Prtn.:
Series 2005 A, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,645	1,819
Series A, 5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,745	1,867
St. Johns County School Board 5.25% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400	1,520
St. Petersburg Pub. Util. Rev. Series 2009 A, 5.5% 10/1/37	7,000	7,712
Sumter County School District Rev. (Multi-District Ln. Prog.) 7.15% 11/1/15 (FSA Insured)	985	1,224
Tallahassee Energy Sys. Rev. 5% 10/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,065	3,176
Tampa Rev. (Catholic Health East Proj.) Series A1, 5.5% 11/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,045	1,128
Tampa Sales Tax Rev. Series 2001 A:
5.375% 10/1/15 (AMBAC Insured)	2,150	2,288
5.375% 10/1/18 (AMBAC Insured)	2,465	2,604
5.375% 10/1/19 (AMBAC Insured)	2,650	2,790
Univ. of Central Florida Athletics Assoc., Inc. Ctfs. of Prtn. Series A:
5% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,805	1,820
5% 10/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,275	3,151
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Univ. of Central Florida Athletics Assoc., Inc. Ctfs. of Prtn. Series A: - continued
5.25% 10/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,000	$ 2,003
USF Fing. Corp. Ctfs. of Prtn. (Master Lease Prog.) Series A:
5.25% 7/1/15 (AMBAC Insured)	2,690	2,928
5.25% 7/1/16 (AMBAC Insured)	2,830	3,096
Volusia County Edl. Facilities Auth. Rev.:
5% 10/15/11 (Radian Asset Assurance, Inc. Insured)	1,000	1,036
5% 10/15/12 (Radian Asset Assurance, Inc. Insured)	1,260	1,318
Walton County School Board Ctfs. of Prtn. 5.25% 7/1/18 (FSA Insured)	1,865	2,092
Winter Park Gen. Oblig. 5.25% 7/1/18	1,000	1,058
		412,629
Georgia - 3.1%
Appling County Dev. Auth. Poll. Cont. Rev. Series 2007 B, 4.75%, tender 4/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	5,000	5,129
Atlanta Tax Allocation (Atlantic Station Proj.) Series 2007, 5.25% 12/1/20 (Assured Guaranty Corp. Insured)	2,000	2,099
Atlanta Wtr. & Wastewtr. Rev.:
Series 2004:
5% 11/1/37	36,095	36,953
5% 11/1/43	57,750	59,045
Series 2009 A:
6% 11/1/25	9,785	10,616
6.25% 11/1/39	10,800	11,697
Augusta Wtr. & Swr. Rev. Series 2004, 5.25% 10/1/39 (FSA Insured)	11,600	12,218
Colquitt County Dev. Auth. Rev. Series C, 0% 12/1/21 (Escrowed to Maturity) (h)	10,200	6,509
Fulton County Wtr. & Swr. Rev. 6.375% 1/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	140	154
Georgia Gen. Oblig. Series 2007 E, 5% 8/1/22	1,585	1,821
Houston County Hosp. Auth. Rev. (Houston Healthcare Proj.) 5.25% 10/1/19	1,450	1,510
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series A, 5.25% 9/15/19	1,915	1,943
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Third Series 2009 A, 5.25% 7/1/36	8,500	9,386
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Richmond County Dev. Auth. Rev. (Southern Care Corp. Facility Proj.):
Series A, 0% 12/1/21 (Escrowed to Maturity) (h)	$ 5,615	$ 3,583
Series C, 0% 12/1/21 (Escrowed to Maturity) (h)	9,400	5,998
Savannah Econ. Dev. Auth. Rev. (Southern Care Corp. Proj.) Series C, 0% 12/1/21 (Escrowed to Maturity) (h)	17,000	10,848
Valdosta & Lowndes County Hosp. (South Georgia Med. Ctr. Proj.) 5% 10/1/20	1,570	1,617
		181,126
Hawaii - 0.4%
Hawaii Arpts. Sys. Rev.:
Series 2000 A, 5.75% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,640	2,701
Series 2000 B, 8% 7/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	9,250	9,985
Honolulu City & County Board of Wtr. Supply Wtr. Sys. Rev. Series B:
5% 7/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	1,690	1,743
5% 7/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	1,000	1,034
5% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	1,140	1,171
5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	1,430	1,457
5.25% 7/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	3,205	3,210
		21,301
Idaho - 0.2%
Idaho Health Facilities Auth. Rev. (St. Luke's Health Sys. Proj.) Series 2008 A:
6.5% 11/1/28	4,340	4,747
6.75% 11/1/37	4,300	4,738
		9,485
Illinois - 10.9%
Boone & Winnebago County Cmnty. Unit School District 200:
0% 1/1/21 (FGIC Insured)	1,810	1,158
0% 1/1/22 (FGIC Insured)	1,950	1,184
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Board of Ed. Series 1999 A, 0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,200	$ 2,438
Chicago Gen. Oblig.:
(City Colleges Proj.):
0% 1/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	17,000	14,997
0% 1/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	16,831
(Neighborhoods Alive 21 Prog.):
Series 2003, 5% 1/1/33 (AMBAC Insured)	3,510	3,665
5% 1/1/28 (AMBAC Insured)	2,000	2,121
Series 2000 D, 5.5% 1/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,000	15,221
Series 2001 A, 5.25% 1/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,150	2,220
Series 2003 A, 5.25% 1/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	740	804
Series 2003 C, 5% 1/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,445	1,500
Series 2004 A:
5% 1/1/34 (FSA Insured)	12,510	12,963
5.25% 1/1/29 (FSA Insured)	435	461
Series A:
5% 1/1/42 (AMBAC Insured)	430	438
5.5% 1/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,620	5,844
Series C:
5.5% 1/1/40 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,520	5,667
5.7% 1/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,760	5,929
Chicago Midway Arpt. Rev. Series B:
5.25% 1/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	2,910	2,910
5.25% 1/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	3,060	3,061
6% 1/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	2,435	2,436
6.125% 1/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	2,580	2,581
Chicago Motor Fuel Tax Rev. Series A:
5% 1/1/33 (AMBAC Insured)	3,810	3,890
5.25% 1/1/19 (AMBAC Insured)	1,780	1,941
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago O'Hare Int'l. Arpt. Rev.:
Series 1999, 5.5% 1/1/11 (g)	$ 10,000	$ 10,204
Series 2001 B, 5.75% 1/1/30 (AMBAC Insured)	13,420	13,720
Series 2008 A, 5% 1/1/16 (FSA Insured)	6,800	7,659
Series A, 5.5% 1/1/16 (AMBAC Insured) (g)	10,770	10,779
Chicago Park District Series A:
5.25% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,690	5,095
5.25% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,242
5.25% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,195	2,368
5.5% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	475	492
5.5% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	490	505
Chicago Spl. Trans. Rev. Series 2001:
5.25% 1/1/31 (Pre-Refunded to 7/1/12 @ 100) (h)	6,670	7,097
5.5% 1/1/17 (Pre-Refunded to 7/1/12 @ 100) (h)	1,135	1,211
Chicago Transit Auth. Cap. Grant Receipts Rev.:
(Fed. Transit Administration Section 5307 Proj.) Series 2008 A:
5.25% 6/1/23 (Assured Guaranty Corp. Insured)	2,300	2,593
5.25% 6/1/25 (Assured Guaranty Corp. Insured)	3,495	3,896
5% 6/1/20 (AMBAC Insured)	7,000	7,641
5% 6/1/21	2,600	2,829
Chicago Wtr. Rev. Series 2000, 0% 11/1/16 (AMBAC Insured)	7,555	5,907
Cicero Gen. Oblig. 5.25% 12/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,010	3,150
Cook County Gen. Oblig.:
Series 2002 C, 5% 11/15/25	8,400	8,978
Series 2004 B:
5.25% 11/15/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,700	2,948
5.25% 11/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400	1,516
Series B, 5% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,600	2,920
DuPage County Forest Preserve District Rev. Series 2000, 0% 11/1/17	6,665	5,199
Evanston Gen. Oblig. Series C:
5.25% 1/1/16	185	200
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Evanston Gen. Oblig. Series C: - continued
5.25% 1/1/22	$ 380	$ 404
Franklin Park Village Cook County Gen. Oblig. Series B, 5% 7/1/18 (AMBAC Insured)	1,450	1,448
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig. Series 2006 A:
5.25% 5/1/25	5,000	5,454
5.5% 5/1/23	3,000	3,351
Hodgkins Tax Increment Rev. 5% 1/1/11	2,075	2,109
Illinois Dedicated Tax Rev. Series B, 0% 12/15/18 (AMBAC Insured)	4,500	3,265
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. 0% 7/15/23 (Escrowed to Maturity) (h)	19,680	11,318
Illinois Dev. Fin. Auth. Rev.:
(DePaul Univ. Proj.) Series 2004 C, 5.625% 10/1/17	2,800	3,129
(Revolving Fund-Master Trust Prog.):
5.5% 9/1/18	5,365	5,888
5.5% 9/1/19	4,405	4,811
Illinois Edl. Facilities Auth. Revs. (Univ. of Chicago Proj.) Series 2005 A, 5.25% 7/1/41	695	713
Illinois Fin. Auth. Gas Supply Rev. (Peoples Gas Lt. and Coke Co. Proj.) Series 2005 A, 4.3%, tender 6/1/16 (AMBAC Insured) (d)	3,860	3,855
Illinois Fin. Auth. Rev.:
(Advocate Heath Care Proj.) Series 2008 D, 6.5% 11/1/38	4,300	4,796
(Alexian Brothers Health Sys. Proj.) Series 2008, 5.5% 2/15/38	7,000	6,950
(Children's Memorial Hosp. Proj.) Series 2008 A:
5.25% 8/15/33 (Assured Guaranty Corp. Insured)	7,800	8,142
5.25% 8/15/47 (Assured Guaranty Corp. Insured)	2,000	2,057
(Edward Hosp. Obligated Group Proj.) Series 2008 A:
5.5% 2/1/40 (AMBAC Insured)	1,000	1,038
6% 2/1/28 (AMBAC Insured)	1,000	1,091
(Newman Foundation Proj.):
5% 2/1/32 (Radian Asset Assurance, Inc. Insured)	1,300	968
5% 2/1/37 (Radian Asset Assurance, Inc. Insured)	10,000	7,210
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5.5% 7/1/38	12,500	13,009
(Northwestern Memorial Hosp. Proj.) Series 2009 A, 6% 8/15/39	4,000	4,410
(Rush Univ. Med. Ctr. Proj.):
Series 2009 C, 6.625% 11/1/39	8,200	8,988
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Rush Univ. Med. Ctr. Proj.):
Series 2009 D, 6.625% 11/1/39	$ 8,000	$ 8,768
(The Carle Foundation Proj.) Series 2009 A, 5.5% 2/15/16 (Assured Guaranty Corp. Insured)	5,385	5,907
Illinois Gen. Oblig.:
First Series:
5.25% 12/1/20	2,000	2,179
5.5% 8/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	13,000	14,367
5.5% 8/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,500	8,332
5.5% 8/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,545
5.75% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,200	1,261
Series 2000:
5.5% 4/1/17	7,065	7,201
5.6% 4/1/21	7,500	7,637
Series 2002:
5.25% 12/1/17 (FSA Insured)	2,260	2,497
5.375% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,700	4,066
5.5% 4/1/16 (FSA Insured)	1,300	1,422
5.5% 2/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,090
Series 2006, 5.5% 1/1/31	3,000	3,521
5.7% 4/1/16	7,350	7,504
Illinois Health Facilities Auth. Rev.:
(Delnor-Cmnty. Hosp. Proj.) Series 2002 D, 5.25% 5/15/32 (FSA Insured)	3,000	3,000
(Lake Forest Hosp. Proj.):
Series A, 6.25% 7/1/22	4,200	4,311
6% 7/1/33	3,775	3,802
(Lutheran Gen. Health Care Sys. Proj.) Series C:
6% 4/1/18	3,000	3,442
7% 4/1/14	1,475	1,667
(Swedish American Hosp. Proj.) 6.875% 11/15/30 (Pre-Refunded to 5/15/10 @ 101) (h)	6,945	7,262
6.75% 2/15/15 (Escrowed to Maturity) (h)	1,000	1,029
Illinois Muni. Elec. Agcy. Pwr. Supply Series A, 5% 2/1/35	3,200	3,311
Illinois Reg'l. Trans. Auth. Series A, 8% 6/1/17 (AMBAC Insured)	4,500	5,825
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Sales Tax Rev. Series 2000, 6% 6/15/20	$ 4,600	$ 4,745
Kane & DeKalb Counties Cmnty. Unit School District #302 5.5% 2/1/25 (FSA Insured)	3,000	3,434
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
Series 2001, 0% 12/1/17 (AMBAC Insured)	3,700	2,718
Series 2007, 6.5% 1/1/20 (AMBAC Insured)	7,865	9,720
0% 12/1/21	5,000	2,946
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.:
0% 12/1/14 (Escrowed to Maturity) (h)	630	565
0% 12/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,370	1,196
0% 12/1/16 (Escrowed to Maturity) (h)	585	487
0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,905	1,519
Lake County Cmnty. High School District #117, Antioch Series B, 0% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,240	5,052
Lake County Forest Preservation District Series 2007 A, 0.5503% 12/15/13 (d)	2,050	1,957
Lake County Warren Township High School District #121, Gurnee Series C:
5.5% 3/1/24 (AMBAC Insured)	2,945	3,252
5.625% 3/1/21 (AMBAC Insured)	2,505	2,804
5.75% 3/1/19 (AMBAC Insured)	2,240	2,528
McHenry & Kane Counties Cmnty. Consolidated School District #158 Series 2003, 0% 1/1/19 (FGIC Insured)	3,000	1,879
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev.:
(McCormick Place Expansion Proj.):
Series 1992 A, 0% 6/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,610	2,220
Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,300	2,746
Series 2002 A:
5% 12/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,078
5.75% 6/15/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	26,420	28,203
Series 2002 B, 0% 6/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (a)	2,000	1,982
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev.: - continued
(McCormick Place Expansion Proj.):
Series A:
0% 6/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 15,000	$ 12,208
0% 6/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,305	2,157
0% 6/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,935	1,980
0% 6/15/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000	952
5.25% 12/15/10 (AMBAC Insured)	12,950	12,964
6.65% 6/15/12 (FGIC Insured)	250	250
Series 1996 A, 0% 6/15/24	3,060	1,502
Series 2002:
0% 6/15/13 (Escrowed to Maturity) (h)	4,155	3,880
0% 6/15/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,625	5,087
Series A, 0% 12/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,115	1,348
Moline Gen. Oblig. Series A, 5.5% 2/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,061
Quincy Hosp. Rev.:
(Blessing Hosp. Proj.) 5% 11/15/16	1,200	1,216
Series 2007, 5% 11/15/14	1,000	1,033
5% 11/15/18	1,000	987
Schaumburg Village Gen. Oblig. Series B, 5% 12/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,600	12,036
Univ. of Illinois Board of Trustees Ctfs. of Prtn. Series 2009 A:
5% 10/1/17	1,300	1,422
5% 10/1/18	1,435	1,551
5% 10/1/20	1,290	1,371
Univ. of Illinois Rev. (Auxiliary Facilities Sys. Proj.):
Series 1991:
0% 4/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	16,270	12,980
0% 4/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,000	5,374
Series 1999 A, 0% 4/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,965	3,157
Series 2009 A, 5.75% 4/1/38	7,600	8,470
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Will County Cmnty. Unit School District #365-U:
(Valley View Proj.) Series 2002, 0% 11/1/19 (FSA Insured)	$ 5,000	$ 3,306
Series 2002:
0% 11/1/14 (FSA Insured)	4,300	3,705
0% 11/1/16 (FSA Insured)	6,000	4,659
0% 11/1/17 (FSA Insured)	3,200	2,350
		628,796
Indiana - 2.7%
Avon 2000 Cmnty. School Bldg. Corp. Series 2005, 5% 7/15/17 (FSA Insured)	2,835	3,121
Clark-Pleasant 2004 School Bldg. Corp.:
5.25% 7/15/23 (FSA Insured)	1,545	1,673
5.25% 7/15/25 (FSA Insured)	1,720	1,846
Crown Point Multi-School Bldg. Corp. 0% 1/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,480	4,538
Franklin Township Independent School Bldg. Corp., Marion County:
5% 7/15/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,365	1,442
5.25% 7/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,885	2,079
GCS School Bldg. Corp. One 5% 7/15/22 (FSA Insured)	1,545	1,678
Hobart Bldg. Corp. Series 2006, 6.5% 1/15/29 (FGIC Insured)	25,900	31,238
Indiana Bond Bank Series B:
5% 2/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,940	2,020
5% 2/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,635	1,698
Indiana Dev. Fin. Auth. Rev. 5.95% 8/1/30 (g)	7,350	7,315
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2001, 4.7%, tender 10/1/15 (d)(g)	3,000	3,036
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 C, 5.375% 11/1/32	7,815	8,242
Indiana Health & Edl. Facilities Fing. Auth. Hosp. Rev. Series B:
5% 2/15/14	1,060	1,134
5% 2/15/15	1,500	1,609
Indiana Health & Edl. Facilities Fing. Auth. Rev. (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (d)	11,200	11,696
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Health Facilities Fing. Auth. Hosp. Rev. (Columbus Reg'l. Hosp. Proj.) Series 1993, 7% 8/15/15 (FSA Insured)	$ 2,215	$ 2,537
Indiana Health Facility Fing. Auth. Rev. (Ascension Health Subordinate Cr. Proj.):
Series 2005 A1, 5%, tender 5/1/13 (d)	3,000	3,252
Series A5, 5%, tender 8/1/13 (d)	5,000	5,447
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series A, 5% 1/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,552
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A:
0% 6/1/16 (AMBAC Insured)	6,470	5,180
0% 6/1/18 (AMBAC Insured)	1,700	1,234
Indianapolis Local Pub. Impt. Bond Bank (Indianapolis Arpt. Auth. Proj.) Series 2006 F:
5% 1/1/16 (AMBAC Insured) (g)	1,525	1,584
5% 1/1/17 (AMBAC Insured) (g)	1,700	1,748
5.25% 1/1/14 (AMBAC Insured) (g)	2,675	2,815
Jasper County Indl. Poll. Ctl. Rev. (Northern Indiana Pub. Svc. Co. Proj.) Series 1988 C, 5.6% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000	4,380
Petersburg Poll. Cont. Rev. (Indianapolis Pwr. & Lt. Co. Proj.):
Series 1994, 5.9% 12/1/24 (g)	10,000	10,132
Series 1995 C, 5.95% 12/1/29 (g)	2,000	2,003
Purdue Univ. Rev. (Student Facilities Sys. Proj.) Series 2009 B:
5% 7/1/24	1,150	1,309
5% 7/1/25	1,000	1,128
5% 7/1/26	1,325	1,484
5% 7/1/29	670	737
5% 7/1/35	3,000	3,247
Rockport Poll. Cont. Rev. (AEP Generating Co. Proj.) Series 1995 A, 4.15%, tender 7/15/11 (AMBAC Insured) (d)	4,400	4,439
Southmont School Bldg. Corp. Series 2004, 5% 7/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,144
Vigo County Hosp. Auth. Rev. (Union Hosp., Inc. Proj.) Series 2007:
5.7% 9/1/37	2,000	1,621
5.75% 9/1/42	1,000	808
Wayne Township Marion County School Bldg. Corp. Series 2007, 5.5% 1/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,560	6,265
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Westfield Washington Multi-School Bldg. Corp. Series A, 5% 7/15/18 (FSA Insured)	$ 1,500	$ 1,623
Zionsville Cmnty. Schools Bldg. Series 2005, 5% 7/15/20 (FSA Insured)	1,945	2,222
		154,256
Iowa - 0.3%
Iowa Fin. Auth. Health Facilities Rev. Series 2008 A, 5.625% 8/15/37 (Assured Guaranty Corp. Insured)	6,800	7,432
Tobacco Settlement Auth. Tobacco Settlement Rev. Series 2001 B, 5.3% 6/1/25 (Pre-Refunded to 6/1/11 @ 101) (h)	9,590	10,201
		17,633
Kansas - 0.5%
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.):
Series 2009 C, 5.75% 11/15/38	10,600	11,425
Series 2009 D, 5% 11/15/29 (c)	4,600	4,714
Kansas Dev. Fin. Auth. Health Facilities Rev. (Sisters of Charity of Leavenworth Health Svcs. Corp. Proj.) Series J, 6.25% 12/1/28	4,500	4,621
Olathe Health Facilities Rev. (Olathe Med. Ctr. Proj.) Series 2008 A, 4.125%, tender 3/1/13 (d)	4,400	4,523
Topeka Combined Util. Impt. Rev. Series 2005 A:
6% 8/1/20 (XL Cap. Assurance, Inc. Insured)	1,200	1,391
6% 8/1/25 (XL Cap. Assurance, Inc. Insured)	1,100	1,257
6% 8/1/27 (XL Cap. Assurance, Inc. Insured)	1,235	1,399
		29,330
Kentucky - 0.8%
Jefferson County Cap. Projs. Corp. Rev. (Lease Prog.) Series A, 0% 8/15/11	5,250	5,099
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (Baptist Healthcare Sys. Proj.) Series A:
5% 8/15/16	9,410	10,507
5% 8/15/17	3,650	4,084
Louisville & Jefferson County Metropolitan Govt. Health Facilities Rev. (Jewish Hosp. & St. Mary's HealthCare Proj.) Series 2008, 6.125% 2/1/37	7,400	7,862
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Kentucky - continued
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Series A, 5.25% 5/15/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 15,750	$ 16,458
Louisville & Jefferson County Reg'l. Arpt. Auth. Arpt. Sys. Rev. Series 2001 A, 5.5% 7/1/10 (FSA Insured) (g)	3,800	3,925
		47,935
Louisiana - 0.9%
Louisiana Gas & Fuel Tax Rev. Series A, 5.375% 6/1/20 (AMBAC Insured)	3,000	3,165
Louisiana Pub. Facilities Auth. Rev.:
(Archdiocese of New Orleans Proj.) Series 2007, 5% 7/1/20 (CIFG North America Insured)	1,000	1,006
(Nineteenth Judicial District Court Proj.) Series 2007:
5.375% 6/1/19 (FGIC Insured)	1,000	1,088
5.375% 6/1/32 (FGIC Insured)	1,900	1,980
5.5% 6/1/41 (FGIC Insured)	15,500	16,733
Monroe-West Monroe Pub. Trust Fing. Auth. Mtg. Rev. Series C, 0% 8/20/14	8,625	7,204
New Orleans Aviation Board Rev.:
Series 2007 A, 5% 1/1/17 (FSA Insured) (g)	1,420	1,489
Series 2007 B2, 5% 1/1/16 (FSA Insured) (g)	1,000	1,055
New Orleans Gen. Oblig.:
Series 2005:
5% 12/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,690	4,591
5.25% 12/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,450	3,521
0% 9/1/11 (AMBAC Insured)	3,080	2,851
0% 9/1/13 (AMBAC Insured)	3,350	2,723
0% 9/1/14 (AMBAC Insured)	3,165	2,405
Tobacco Settlement Fing. Corp. Series 2001 B, 5.875% 5/15/39	1,000	961
		50,772
Maine - 0.3%
Maine Tpk. Auth. Tpk. Rev.:
Series 2004, 5.25% 7/1/30	3,000	3,147
Series 2007, 5.25% 7/1/37 (AMBAC Insured)	8,760	9,326
6% 7/1/38	2,700	3,076
		15,549
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Maryland - 0.4%
Baltimore Convention Ctr. Hotel Rev. Series A, 5.25% 9/1/39 (XL Cap. Assurance, Inc. Insured)	$ 5,735	$ 5,011
Baltimore Proj. Rev. (Wtr. Proj.) Series 2009 A, 5.75% 7/1/39	1,250	1,397
Maryland Econ. Dev. Corp. Student Hsg. Rev. (Univ. of Maryland, Baltimore County Student Hsg. Proj.) Series 2006:
5% 6/1/14 (CIFG North America Insured)	1,020	1,029
5% 6/1/16 (CIFG North America Insured)	1,000	998
5% 6/1/19 (CIFG North America Insured)	1,500	1,447
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Good Samaritan Hosp. Proj.):
5.75% 7/1/13 (Escrowed to Maturity) (h)	1,605	1,750
5.75% 7/1/13 (Escrowed to Maturity) (h)	995	1,085
(Johns Hopkins Med. Institutions Utils. Proj.) Series 2005 B, 5% 5/15/35	2,700	2,829
(Upper Chesapeake Hosp. Proj.) Series 2008 C, 6% 1/1/38	3,000	3,200
(Washington County Health Sys. Proj.) Series 2008:
6% 1/1/28	5,000	5,248
6% 1/1/43	1,500	1,547
		25,541
Massachusetts - 4.5%
Massachusetts Bay Trans. Auth. Series 1992 B, 6.2% 3/1/16	3,800	4,404
Massachusetts Bay Trans. Auth. Assessment Rev. Series 2000 A, 5.25% 7/1/30	580	587
Massachusetts Dev. Fin. Agcy. Rev. (Boston Univ. Proj.) Series U4, 5.7% 10/1/40	7,500	8,049
Massachusetts Edl. Fing. Auth. Rev. Series 1999 AE, 4.9% 7/1/13 (AMBAC Insured) (g)	1,465	1,484
Massachusetts Fed. Hwy. Series 2000 A, 5.75% 6/15/13	5,000	5,243
Massachusetts Gen. Oblig.:
Series 2007 A, 0.894% 5/1/37 (d)	7,000	5,104
Series 2007 C:
5% 8/1/37	31,200	33,428
5.25% 8/1/22	7,700	8,871
5.25% 8/1/23	3,600	4,123
5.25% 8/1/24	9,000	10,254
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Amherst College Proj.) Series 2009 K2, 2.75%, tender 1/5/12 (d)	$ 2,200	$ 2,250
(Baystate Health Sys. Proj.) Series 2009 K, 5%, tender 7/1/13 (d)	4,000	4,335
(Blood Research Institute Proj.) Series A, 6.5% 2/1/22 (i)	3,370	3,388
(Massachusetts Gen. Hosp. Proj.) Series F, 6.25% 7/1/12 (AMBAC Insured)	970	1,016
(New England Med. Ctr. Hosp. Proj.) Series G, 5.375% 7/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,890	1,800
(South Shore Hosp. Proj.) Series F, 5.75% 7/1/29	4,455	4,487
(Tufts Univ. Proj.) Series I, 5.5% 2/15/36	10,000	10,076
Massachusetts Indl. Fin. Agcy. Rev. (Massachusetts Biomedical Research Corp. Proj.) Series A2, 0% 8/1/10	2,000	1,983
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev. Series A, 5% 7/1/10 (Escrowed to Maturity) (h)	1,540	1,588
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series 2001 A:
5.5% 1/1/12 (AMBAC Insured) (g)	2,000	1,898
5.5% 1/1/14 (AMBAC Insured) (g)	2,540	2,296
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Series 2005 A:
5% 8/15/23	29,965	33,197
5% 8/15/26	10,000	10,871
5% 8/15/30	30,000	32,135
Series 2007 A:
4.5% 8/15/35	16,000	16,243
5% 8/15/37	10,400	11,175
Massachusetts Tpk. Auth. Metropolitan Hwy. Sys. Rev.:
Series 1999 A, 5.25% 1/1/29 (AMBAC Insured)	14,400	14,470
Sr. Series 1997 A:
5% 1/1/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,000	9,999
5.125% 1/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,950	7,962
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Tpk. Auth. Western Tpk. Rev. Series 1997 A, 5.55% 1/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 6,780	$ 6,796
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series 1998 A, 5.25% 8/1/13	90	90
		259,602
Michigan - 2.0%
Detroit Swr. Disp. Rev.:
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	8,000	8,998
Series 2003 B, 7.5% 7/1/33 (FSA Insured)	4,200	5,399
Series 2006, 5% 7/1/36	20,700	20,517
Detroit Wtr. Supply Sys. Rev.:
Series 2003 A, 5% 7/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	12,000	12,101
Series 2004 A, 5.25% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,380	2,504
Series 2004, 5.25% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,685	1,777
Series 2005 B, 5.5% 7/1/35 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	5,000	5,343
Series 2006 B, 7% 7/1/36 (FSA Insured)	4,900	6,067
DeWitt Pub. Schools Gen. Oblig. 5% 5/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,650	1,837
Ferris State Univ. Rev. 5% 10/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,165	3,379
Fowlerville Cmnty. School District 5.25% 5/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,425	1,578
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2008 A, 5.25%, tender 1/15/14 (d)	3,000	3,223
Lapeer Cmnty. Schools Series 2007, 5% 5/1/33 (FSA Insured)	2,600	2,697
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.) Series 2008 A, 5.75% 5/15/38	3,000	3,051
(Mercy Health Svcs. Proj.):
Series 1996, 5.375% 8/15/26 (Escrowed to Maturity) (h)	4,750	4,833
Series W, 5.25% 8/15/27 (Escrowed to Maturity) (h)	4,000	4,072
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Michigan Hosp. Fin. Auth. Rev.: - continued
(Sisters of Mercy Health Corp. Proj.) Series 1993, 5.375% 8/15/14 (Escrowed to Maturity) (h)	$ 305	$ 322
(Trinity Health Sys. Proj.):
Series 2000 A, 6% 12/1/27	2,000	2,049
Series 2008 A, 6.5% 12/1/33	4,000	4,455
Michigan Tobacco Settlement Fin. Auth. Tobacco Settlement Asset Rev. Series 2007, 6% 6/1/34	5,000	4,491
Portage Pub. Schools 5% 5/1/21 (FSA Insured)	6,300	6,931
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.):
Series 2009 V, 8.25% 9/1/39	3,400	4,072
Series M, 5.25% 11/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,000	6,450
Three Rivers Cmnty. Schools 5% 5/1/21 (FSA Insured)	1,710	1,925
		118,071
Minnesota - 0.9%
Maple Grove Health Care Sys. Rev.:
Series 2007, 5.25% 5/1/28	3,500	3,528
5% 5/1/20	1,000	1,028
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (HealthPartners Obligated Group Proj.) 6% 12/1/18	1,000	1,050
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.:
Series 2005 A, 5% 1/1/35 (AMBAC Insured)	4,000	4,046
Series 2007 A, 5% 1/1/22	5,000	5,396
Series A:
5% 1/1/10 (g)	2,910	2,937
5% 1/1/12 (g)	2,000	2,116
Minnesota Agric. & Econ. Dev. Board Rev. (Health Care Sys. Proj.) Series 2000 A, 6.375% 11/15/29	365	373
Minnesota Gen. Oblig. 5% 8/1/22	6,145	7,028
Saint Cloud Health Care Rev. (Saint Cloud Hosp. Group Oblig. Proj.) Series 2000 A, 5.875% 5/1/30 (FSA Insured)	8,500	8,694
Saint Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.) Series 2008 C, 5.5% 7/1/18	5,600	6,098
Saint Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (HealthPartners Oblig. Group Proj.):
Series 2006, 5.25% 5/15/36	4,250	4,040
5.25% 5/15/18	1,650	1,708
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
Saint Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (HealthPartners Oblig. Group Proj.): - continued
5.25% 5/15/23	$ 2,000	$ 2,041
Saint Paul Port Auth. Lease Rev. Series 2003 11:
5.25% 12/1/18	1,710	1,885
5.25% 12/1/19	2,850	3,127
		55,095
Mississippi - 0.1%
Hinds County Rev. (Mississippi Methodist Hosp. & Rehabilitation Proj.) 5.6% 5/1/12 (AMBAC Insured)	1,895	1,907
Mississippi Hosp. Equip. & Facilities Auth. (Mississippi Baptist Med. Ctr. Proj.) Series 2007 A, 5% 8/15/14	2,500	2,607
		4,514
Missouri - 0.1%
Missouri Dev. Fin. Board Infrastructure Facilities Rev. (City of Branson-Branson Landing Proj.) Series 2005 A, 6% 6/1/20	2,125	2,276
Saint Louis Arpt. Rev. Series 2007 B, 5% 7/1/16 (FSA Insured) (g)	3,500	3,654
		5,930
Nebraska - 0.5%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.):
Series 2007 B, 0.742% 12/1/17 (d)	7,900	6,411
0.552% 12/1/10 (d)	2,500	2,428
Douglas County Hosp. Auth. #2 Rev. (Children's Hosp. Proj.):
6% 8/15/23	2,130	2,316
6% 8/15/28	3,500	3,746
6.125% 8/15/31	2,250	2,411
Douglas County Hosp. Auth. #3 Health Facilities Rev. (Nebraska Methodist Health Sys. Proj.) Series 2008, 5.75% 11/1/48	3,785	3,727
Omaha Pub. Pwr. District Elec. Rev. Series A, 5% 2/1/46	10,000	10,285
		31,324
Nevada - 0.5%
Clark County Arpt. Rev. Series 2003 C:
5.375% 7/1/17 (AMBAC Insured) (g)	4,310	4,363
5.375% 7/1/19 (AMBAC Insured) (g)	1,100	1,102
5.375% 7/1/21 (AMBAC Insured) (g)	1,600	1,579
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Clark County Wtr. Reclamation District Series 2009 A, 5.25% 7/1/29 (Berkshire Hathaway Assurance Corp. Insured)	$ 4,300	$ 4,785
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2003 B, 5.25% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,285	6,820
Washoe County Gen. Oblig. (Reno Sparks Proj.) Series B:
0% 7/1/12 (FSA Insured)	4,605	4,406
0% 7/1/13 (FSA Insured)	4,590	4,267
0% 7/1/14 (FSA Insured)	3,000	2,691
		30,013
New Hampshire - 0.2%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. (United Illumination Co.) Series A, 3.65%, tender 2/1/10 (AMBAC Insured) (d)(g)	6,100	6,101
New Hampshire Health & Ed. Facilities Auth. Rev. (Dartmouth College Proj.) Series 2009, 5.25% 6/1/39	4,000	4,414
		10,515
New Jersey - 1.3%
Garden State Preservation Trust Open Space & Farmland Preservation Series 2005 A, 5.8% 11/1/19 (FSA Insured)	5,100	6,027
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Series 2005 O:
5.125% 3/1/28	6,000	6,343
5.125% 3/1/30	5,000	5,236
5.25% 3/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	3,011
5.25% 3/1/23	4,500	4,848
5.25% 3/1/25	9,900	10,575
5.25% 3/1/26	11,305	12,059
Series 2005 P, 5.125% 9/1/28	2,445	2,596
Series 2009 AA, 5.5% 12/15/29	4,000	4,603
New Jersey Tpk. Auth. Tpk. Rev. Series 2009 E, 5.25% 1/1/40	3,000	3,215
New Jersey Trans. Trust Fund Auth. Series B, 5.5% 12/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,893
North Hudson Swr. Auth. Wtr. & Swr. Rev. Series A:
5.25% 8/1/18 (FGIC Insured)	3,235	3,278
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
North Hudson Swr. Auth. Wtr. & Swr. Rev. Series A: - continued
5.25% 8/1/19 (FGIC Insured)	$ 2,735	$ 2,774
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) Series 2005, 5.5% 5/1/28 (FGIC Insured)	5,560	5,820
		76,278
New Mexico - 0.2%
Albuquerque Arpt. Rev. Series 1997:
6.75% 7/1/10 (AMBAC Insured) (g)	1,700	1,770
6.75% 7/1/12 (AMBAC Insured) (g)	1,935	2,094
New Mexico Hosp. Equip. Ln. Council Rev. (Presbyterian Healthcare Svcs. Proj.) Series 2009 A, 5% 8/1/39	2,800	2,832
Univ. of New Mexico Univ. Revs. Series A, 6% 6/1/21	5,340	6,465
		13,161
New York - 13.1%
Albany Indl. Dev. Agcy. Civic Facility Rev. (St. Peters Hosp. Proj.) Series 2008 A:
5.25% 11/15/16	1,955	2,064
5.25% 11/15/17 (St Peters Hosp. Insured)	1,500	1,583
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.):
Series 2003:
5.75% 5/1/15	7,000	7,715
5.75% 5/1/18 (FSA Insured)	3,460	3,788
5.75% 5/1/21	1,575	1,709
5.75% 5/1/23	1,750	1,882
Series 2004:
5.75% 5/1/16	13,120	14,704
5.75% 5/1/18	14,720	16,271
5.75% 5/1/20 (FSA Insured)	8,000	8,790
5.75% 5/1/21 (FSA Insured)	3,845	4,213
5.75% 5/1/22 (FSA Insured)	1,000	1,092
5.75% 5/1/23 (FSA Insured)	3,000	3,279
5.75% 5/1/24 (FSA Insured)	3,000	3,274
5.75% 5/1/25 (FSA Insured)	3,400	3,695
5.75% 5/1/26	5,200	5,631
Hudson Yards Infrastructure Corp. New York Rev. Series A:
5% 2/15/47	14,500	14,330
5% 2/15/47	13,100	12,946
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Long Island Pwr. Auth. Elec. Sys. Rev. Series A:
5% 12/1/25 (FGIC Insured)	$ 5,000	$ 5,301
5% 12/1/26 (XL Cap. Assurance, Inc. Insured)	2,600	2,744
Metropolitan Trans. Auth. Svc. Contract Rev.:
Series 2002 A, 5.75% 7/1/31	3,800	3,983
Series 2002 B, 5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,169
New York City Gen. Oblig.:
Series 2000 A, 6.5% 5/15/11	420	438
Series 2002 B, 5.75% 8/1/14	2,000	2,220
Series 2003 A, 5.5% 8/1/20	8,000	8,823
Series 2003 J, 5.5% 6/1/19	5,195	5,721
Series 2008 A1, 5.25% 8/15/27	9,940	11,087
Series 2008 D1, 5.125% 12/1/22	5,000	5,587
Series 2009 H1, 5% 3/1/15 (Assured Guaranty Corp. Insured)	5,000	5,693
Series 2009 I-1, 5.625% 4/1/29	3,400	3,896
New York City Indl. Dev. Agcy. Indl. Dev. Rev. (Japan Airlines Co. Ltd. Proj.) Series 1991, 6% 11/1/15 (FSA Insured) (g)	1,060	1,060
New York City Indl. Dev. Agcy. Rev.:
(Queens Baseball Stadium Proj.) 5% 1/1/19 (AMBAC Insured)	3,735	3,882
(Yankee Stadium Proj.) Series 2006, 5% 3/1/31	4,825	4,830
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2002 A, 5.125% 6/15/34	3,300	3,397
Series 2002 G, 5.125% 6/15/32	2,000	2,041
Series 2003 A, 5.125% 6/15/34	13,800	14,206
Series 2003 E, 5% 6/15/34	11,120	11,513
Series 2005 D:
5% 6/15/37	2,800	2,940
5% 6/15/38	15,600	16,370
5% 6/15/39	3,540	3,713
Series 2006 C:
4.75% 6/15/33	4,500	4,653
4.75% 6/15/33	5,000	5,171
Series 2007 DD:
4.75% 6/15/35	7,400	7,645
4.75% 6/15/36	5,000	5,129
Series 2009 A, 5.75% 6/15/40	1,500	1,711
Series 2009 EE, 5.25% 6/15/40	10,300	11,431
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Series B, 5.125% 6/15/31	$ 2,205	$ 2,246
Series FF 2, 5.5% 6/15/40	17,800	20,110
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2009 S1:
5.5% 7/15/31	4,000	4,443
5.5% 7/15/38	1,600	1,761
5.625% 7/15/38	2,825	3,135
Series 2009 S3:
5.25% 1/15/34	24,000	26,188
5.375% 1/15/34	2,750	3,038
Series 2009 S4:
5.5% 1/15/39	5,000	5,523
5.75% 1/15/39	4,100	4,607
New York City Transitional Fin. Auth. Rev.:
Series 2003 A:
5.5% 11/1/26 (b)	9,750	10,591
6% 11/1/28 (b)	7,775	8,508
Series 2003 B, 5.25% 2/1/29 (b)	13,000	13,688
Series 2003 D, 5% 2/1/31	3,500	3,648
Series 2004 B:
5% 8/1/32	14,715	15,337
5.25% 8/1/19	2,000	2,205
Series 2004 C, 5% 2/1/33 (FGIC Insured)	5,000	5,194
New York City Trust Cultural Resources Rev. (Museum of Modern Art Proj.) Series 2001 D, 5.125% 7/1/31	6,000	6,190
New York Dorm. Auth. Personal Income Tax Rev. Series 2009 A, 5% 2/15/34	5,500	5,921
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series A, 5.75% 7/1/13	8,750	9,414
Series C, 7.5% 7/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,885	5,120
(New York & Presbyterian Hosp. Proj.) 5% 8/15/36 (FSA Insured)	185	187
(New York Univ. Hosp. Ctr. Proj.):
Series 2006 A:
5% 7/1/15	3,000	3,118
5% 7/1/16	1,000	1,030
Series 2007 A, 5% 7/1/14	1,895	1,978
Series 2007 B, 5.25% 7/1/24	2,300	2,314
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
(State Univ. Edl. Facilities Proj.) Series A:
5.25% 5/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 12,400	$ 13,921
5.875% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,865	7,917
(Suffolk County Judicial Facilities Proj.) Series A, 9.5% 4/15/14 (Escrowed to Maturity) (h)	690	911
Series 2002 A, 5.75% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,224
New York Local Govt. Assistance Corp. Series 1993 C, 5.5% 4/1/17	22,015	26,007
New York Med. Care Facilities Fin. Agcy. Rev. (Homeowner Mtg. Prog.) Series E, 6.2% 2/15/15	795	802
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series B, 5% 11/15/34	11,800	12,461
New York Metropolitan Trans. Auth. Rev. Series 2008 A, 5.25% 11/15/36	26,700	27,955
New York Sales Tax Asset Receivables Corp. Series 2005 A, 5.25% 10/15/27 (AMBAC Insured)	10,500	11,585
New York Thruway Auth. Gen. Rev. Series 2005 G:
5% 1/1/32 (FSA Insured)	2,900	3,034
5.25% 1/1/27	12,500	13,473
New York Thruway Auth. Personal Income Tax Rev. Series 2007 A, 5.25% 3/15/25	3,500	3,958
New York Urban Dev. Corp. Rev. Series 2004 A2, 5.5% 3/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	14,360	17,628
Niagara Falls City Niagara County Pub. Impt. 7.5% 3/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	460	582
Syracuse Indl. Dev. Auth. Pilot Rev. (Carousel Ctr. Co. Proj.) 5% 1/1/36 (XL Cap. Assurance, Inc. Insured) (g)	19,765	13,970
Tobacco Settlement Asset Securitization Corp. Series 2002-1, 5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100) (h)	6,695	7,282
Tobacco Settlement Fing. Corp.:
Series 2003 A1:
5.25% 6/1/21 (AMBAC Insured)	5,645	5,997
5.25% 6/1/22 (AMBAC Insured)	3,850	4,085
5.5% 6/1/14	3,050	3,053
5.5% 6/1/15	37,645	38,528
5.5% 6/1/17	8,100	8,400
5.5% 6/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,108
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Tobacco Settlement Fing. Corp.: - continued
Series 2003 A1:
5.5% 6/1/19	$ 4,050	$ 4,350
Series 2003B 1C:
5.5% 6/1/14	9,900	9,911
5.5% 6/1/15	11,700	11,974
5.5% 6/1/17	11,500	11,926
5.5% 6/1/18	20,000	21,083
5.5% 6/1/19	10,800	11,600
5.5% 6/1/20 (FGIC Insured)	5,050	5,420
5.5% 6/1/22	10,065	10,764
Series 2003B C1:
5.5% 6/1/16	4,070	4,236
5.5% 6/1/20	2,700	2,898
Triborough Bridge & Tunnel Auth. Revs.:
(Convention Ctr. Proj.) Series E, 7.25% 1/1/10 (XL Cap. Assurance, Inc. Insured)	1,670	1,697
Series 2001 A, 5% 1/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	470	482
Series SR, 5.5% 1/1/12 (Escrowed to Maturity) (h)	4,455	4,689
		757,725
New York & New Jersey - 0.2%
Port Auth. of New York & New Jersey 124th Series, 5% 8/1/13 (FGIC Insured) (g)	3,400	3,422
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	10,275	10,599
		14,021
North Carolina - 1.3%
Catawba County Ctfs. of Prtn. (Pub. School and Cmnty. College Proj.) 5.25% 6/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,800	1,967
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series A, 5% 1/15/20 (FSA Insured)	2,230	2,406
Dare County Ctfs. of Prtn.:
5.25% 6/1/17 (AMBAC Insured)	1,620	1,776
5.25% 6/1/18 (AMBAC Insured)	1,620	1,760
5.25% 6/1/19 (AMBAC Insured)	1,540	1,667
5.25% 6/1/22 (AMBAC Insured)	1,620	1,743
5.25% 6/1/23 (AMBAC Insured)	1,620	1,734
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Cap. Facilities Fin. Agcy. Rev. (Duke Univ. Proj.) Series A, 5.125% 10/1/41	$ 1,195	$ 1,222
North Carolina Ctfs. of Prtn. (Repair and Renovation Proj.) Series 2004 B, 5.25% 6/1/17	3,600	3,989
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series 1999 A, 5.75% 1/1/26	4,000	4,091
Series 2003 A, 5.5% 1/1/11	8,700	9,126
Series 2003 D, 5.375% 1/1/10	4,525	4,573
Series 2009 B, 5% 1/1/26 (c)	10,000	10,513
Series D:
6.7% 1/1/19	5,000	5,126
6.75% 1/1/26	7,000	7,177
North Carolina Infrastructure Fin. Corp. Ctfs. of Prtn. (North Carolina Correctional Facilities Proj.) Series A:
5% 2/1/19	2,945	3,150
5% 2/1/20	1,500	1,597
North Carolina Med. Care Cmnty. Health (Memorial Mission Hosp. Proj.):
Series 2007, 5% 10/1/20	1,225	1,329
5% 10/1/21	5,690	6,112
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Series 2009 A, 5% 1/1/30 (c)	2,300	2,423
		73,481
North Dakota - 0.7%
Cass County Health Care Facilities Rev. Series D, 5% 2/15/40 (Assured Guaranty Corp. Insured)	5,000	5,003
Grand Forks Health Care Sys. Rev. (Altru Health Sys. Proj.):
5% 12/1/12 (Assured Guaranty Corp. Insured)	1,475	1,564
5% 12/1/14 (Assured Guaranty Corp. Insured)	1,675	1,786
Mercer County Poll. Cont. Rev. (Antelope Valley Station/Basin Elec. Pwr. Coop. Proj.) 7.2% 6/30/13 (AMBAC Insured)	23,975	26,121
Ward County Health Care Facility Rev. (Trinity Med. Ctr. Proj.):
5.125% 7/1/19	2,765	2,781
5.25% 7/1/15	1,300	1,351
		38,606
Ohio - 1.8%
Buckeye Tobacco Settlement Fing. Auth.:
Series 2007 A2, 5.75% 6/1/34	15,000	14,043
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Buckeye Tobacco Settlement Fing. Auth.: - continued
Series A-2:
5.875% 6/1/47	$ 13,000	$ 10,546
6.5% 6/1/47	20,235	18,021
Cleveland Parking Facilities Rev. 5.25% 9/15/18 (FSA Insured)	2,000	2,204
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 2008 C, 6% 8/15/43	5,000	5,000
Montgomery County Rev. (Catholic Health Initiatives Proj.) Series A:
6% 12/1/19	4,905	5,027
6% 12/1/19 (Escrowed to Maturity) (h)	5,095	5,282
6% 12/1/26 (Escrowed to Maturity) (h)	10,000	10,306
Ohio Higher Edl. Facility Commission Rev. (Cleveland Clinic Foundation Proj.) Series 2008 A, 5.5% 1/1/43	1,500	1,579
Ohio Hosp. Facilities Rev. (Cleveland Clinic Proj.) Series 2009 A, 5.5% 1/1/39	17,000	18,035
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. (FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (d)	8,500	9,365
Richland County Hosp. Facilities (MedCentral Health Sys. Proj.) Series B, 6.375% 11/15/30	1,005	1,025
Univ. of Cincinnati Ctfs. of Prtn. 5.125% 6/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,750	3,777
		104,210
Oklahoma - 0.5%
Oklahoma City Pub. Property Auth. Hotel Tax Rev.:
5.5% 10/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,845	3,115
5.5% 10/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,005	3,276
5.5% 10/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,175	3,455
Oklahoma City Wtr. Utils. Trust Wtr. and Swr. Rev. Series 2009 A, 5% 7/1/34 (c)	2,990	3,222
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series C:
5.25% 8/15/29	2,000	2,140
5.5% 8/15/20	5,000	5,574
Oklahoma Dev. Fin. Auth. Rev.:
(Saint John Health Sys. Proj.) 5% 2/15/14	815	869
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Oklahoma - continued
Oklahoma Dev. Fin. Auth. Rev.: - continued
Series 2004 A, 7%, tender 12/1/10 (d)(g)	$ 3,000	$ 3,125
Tulsa County Indl. Auth. Health Care Rev. 5% 12/15/19	1,680	1,809
		26,585
Oregon - 0.3%
Clackamas County School District #62C, Oregon City Series 2004, 5% 6/15/19 (FSA Insured)	3,395	3,682
Clackamas County School District #7J:
5.25% 6/1/23	2,000	2,461
5.25% 6/1/24 (FSA Insured)	2,605	3,205
Multnomah County Hosp. Facilities Auth. Rev. (Adventist Health Sys./West Proj.) Series 2009 A, 5.125% 9/1/40	2,500	2,575
Port Morrow Poll. Cont. Rev. (Pacific Northwest Proj.) Series A:
8% 7/15/10	605	615
8% 7/15/11	385	391
Washington County School District #15:
5.5% 6/15/20 (FSA Insured)	1,770	2,104
5.5% 6/15/21 (FSA Insured)	1,060	1,262
		16,295
Pennsylvania - 1.8%
Allegheny County Arpt. Auth. Rev. (Pittsburg Int'l. Arpt. Proj.) Series B, 5% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	3,000	3,033
Allegheny County Hosp. Dev. Auth. Rev.:
(Pittsburgh Med. Ctr. Proj.) Series B, 5% 6/15/16	1,390	1,550
(Univ. of Pittsburgh Med. Ctr. Proj.) Series 2009 A, 5.625% 8/15/39	6,225	6,650
Annville-Cleona School District Series 2005:
5.5% 3/1/24 (FSA Insured)	1,350	1,500
5.5% 3/1/25 (FSA Insured)	1,400	1,549
Canon McMillan School District Series 2001 B, 5.75% 12/1/33 (FGIC Insured)	3,000	3,141
Chester County Health & Ed. Facilities Auth. Health Sys. Rev. (Jefferson Health Sys. Proj.) Series B, 5.25% 5/15/22 (AMBAC Insured)	4,400	4,401
Easton Area School District Series 2006, 7.75% 4/1/25 (FSA Insured)	4,800	5,931
Mifflin County School District 7.75% 9/1/30 (XL Cap. Assurance, Inc. Insured)	3,400	4,233
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.):
Series 1993 A, 6% 6/1/22 (AMBAC Insured)	$ 2,000	$ 2,160
Series A:
6.1% 6/1/12 (AMBAC Insured)	3,000	3,213
6.125% 6/1/14 (AMBAC Insured)	5,230	5,732
Pennsylvania Convention Ctr. Auth. Rev. Series A, 6.7% 9/1/16 (Escrowed to Maturity) (h)	1,805	2,096
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.:
(Amtrak Proj.) Series 2001 A, 6.375% 11/1/41 (g)	8,700	8,859
(Shippingport Proj.) Series 2002 A, 4.35%, tender 6/1/10 (d)(g)	5,600	5,626
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2004 A, 3.95%, tender 11/1/09 (d)(g)	5,000	5,003
Pennsylvania Gen. Oblig. Second Series 2006, 5% 3/1/20 (Pre-Refunded to 3/1/17 @ 100) (h)	2,300	2,733
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(The Univ. of Pennsylvania Health Sys. Proj.) Series 2009 A, 5.25% 8/15/21	2,900	3,203
(Univ. of Pennsylvania Health Sys. Proj.) Series A, 5% 8/15/16	3,600	3,974
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.) Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	4,000	4,232
(1998 Gen. Ordinance Proj.):
Fifth Series A1, 5% 9/1/33 (FSA Insured)	4,695	4,810
Seventh Series, 5% 10/1/37 (AMBAC Insured)	8,900	8,414
Philadelphia Gen. Oblig.:
Series 2003 A, 5% 2/15/12 (XL Cap. Assurance, Inc. Insured)	1,000	1,039
Series 2008 A, 5.25% 12/15/32 (FSA Insured)	2,500	2,649
Series 2008 B, 7.125% 7/15/38 (Assured Guaranty Corp. Insured)	3,200	3,816
Philadelphia Redev. Auth. Rev. (Philadelphia Neighborhood Transformation Initiative Proj.) Series 2005 C, 5% 4/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,806
Philadelphia School District Series 2005 A, 5% 8/1/22 (AMBAC Insured)	1,675	1,743
		104,096
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Puerto Rico - 0.9%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.:
Series 1998, 5.75% 7/1/22 (CIFG North America Insured)	$ 2,300	$ 2,349
Series 2003, 5.75% 7/1/19 (FGIC Insured)	3,240	3,339
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series C, 5.5% 7/1/21	3,000	3,181
Puerto Rico Govt. Dev. Bank:
Series 2006 B, 5% 12/1/12	5,000	5,285
Series 2006 C, 5.25% 1/1/15 (g)	5,000	5,273
Puerto Rico Pub. Bldg. Auth. Rev.:
Series M2:
5.5%, tender 7/1/17 (AMBAC Insured) (d)	4,600	4,891
5.75%, tender 7/1/17 (d)	8,500	9,176
Series N:
5.5% 7/1/21	5,000	5,217
5.5% 7/1/22	3,250	3,372
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2007 A, 0% 8/1/41	20,300	3,501
Series 2009 A, 6% 8/1/42	7,600	8,351
Series A, 0% 8/1/54 (AMBAC Insured)	6,000	447
		54,382
Rhode Island - 0.3%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
(Lifespan Corp. Proj.) Series A:
5% 5/15/11	1,680	1,728
5% 5/15/13 (FSA Insured)	4,000	4,289
(Univ. of Rhode Island Univ. Revs. Proj.):
Series 2004 A, 5.5% 9/15/24 (AMBAC Insured)	3,400	3,697
Series A:
5.25% 9/15/15 (AMBAC Insured)	1,725	1,937
5.25% 9/15/16 (AMBAC Insured)	1,815	2,017
5.25% 9/15/18 (AMBAC Insured)	1,005	1,100
		14,768
South Carolina - 1.1%
Greenwood Fifty School Facilities Installment:
5% 12/1/18 (Assured Guaranty Corp. Insured)	3,930	4,345
5% 12/1/19 (Assured Guaranty Corp. Insured)	2,375	2,603
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
Lexington County Health Svcs. District, Inc. Hosp. Rev.:
5% 11/1/18	$ 1,090	$ 1,176
5% 11/1/19	1,000	1,065
Lexington One School Facilities Corp. Rev. (Lexington County School District No. 1 Proj.) 5.25% 12/1/18	1,540	1,694
Richland County Hosp. Facilities Rev. (Cmnty. Provider Pooled Ln. Prog.) Series A, 7.125% 7/1/17 (Escrowed to Maturity) (h)	995	1,173
Rock Hill Util. Sys. Rev. Series 2003 A:
5.375% 1/1/17 (FSA Insured)	2,100	2,288
5.375% 1/1/23 (FSA Insured)	1,025	1,094
South Carolina Jobs-Econ. Dev. Auth. (Palmetto Health Proj.) Series 2009, 5.75% 8/1/39	1,700	1,733
South Carolina Jobs-Econ. Dev. Auth. Health Facilities Rev. (Bishop Gadsden Proj.):
5% 4/1/15	1,000	1,052
5% 4/1/24	4,000	4,040
South Carolina Jobs-Econ. Dev. Auth. Hosp. Impt. Rev. (Palmetto Health Alliance Proj.) Series 2000 A, 7.375% 12/15/21 (Pre-Refunded to 12/15/10 @ 102) (h)	3,000	3,255
South Carolina Pub. Svc. Auth. Rev.:
(Santee Cooper Proj.) Series 2009 B:
5.25% 1/1/34	6,000	6,584
5.25% 1/1/39	2,100	2,292
Series 2004 A, 5% 1/1/39 (c)	7,600	7,863
Series 2005 B, 5% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,808
Series A, 5% 1/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,240
Sumter Two School Facilities, Inc. Rev.:
5% 12/1/18 (Assured Guaranty Corp. Insured)	1,000	1,073
5% 12/1/19 (Assured Guaranty Corp. Insured)	2,080	2,212
Univ. of South Carolina Athletic Facilities Rev. Series 2008 A, 5.5% 5/1/38	7,000	7,681
York County Wtr. & Swr. Rev. 5.25% 12/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,120	1,160
		62,431
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
South Dakota - 0.1%
South Dakota Health & Edl. Facilities Auth. Rev. (Sanford Health Proj.) Series 2009, 5.5% 11/1/40	$ 2,500	$ 2,616
South Dakota Lease Rev. Series A, 6.625% 9/1/12 (FSA Insured)	770	837
		3,453
Tennessee - 0.9%
Clarksville Natural Gas Acquisition Corp. Gas Rev.:
Series 2006, 5% 12/15/13	8,000	8,271
5% 12/15/12	4,500	4,653
5% 12/15/14	3,870	3,975
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5.75% 4/1/41	6,600	6,944
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev.:
(Baptist Health Sys. of East Tennessee Proj.) Series 2002, 6.5% 4/15/31	5,000	5,221
(Fort Sanders Alliance Proj.):
Series 1993:
5.25% 1/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,310	3,412
7.25% 1/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,660	2,695
Series C, 5.75% 1/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,109
Knox County Health Edl. & Hsg. Facilities Board Rev. (Univ. Health Sys. Proj.) 5% 4/1/15	5,245	5,462
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series A:
6.25% 2/15/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	1,000	1,016
6.25% 2/15/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	1,415	1,472
Metropolitan Govt. Nashville & Davidson County Wtr. & Swr. Sys. Rev. 7.7% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,355	4,557
		49,787
Texas - 11.9%
Aledo Independent School District (School Bldg. Proj.) Series 2006 A, 5% 2/15/43	6,800	7,170
Argyle Independent School District Series 2005, 5.25% 8/15/40 (FSA Insured)	1,745	1,840
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.25% 8/1/33	$ 5,000	$ 5,334
Austin Cmnty. College District Rev. (Convention Ctr. Proj.) Series 2002, 0% 2/1/22 (AMBAC Insured)	2,900	1,806
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.) Series B:
5.75% 1/1/24	1,405	1,215
5.75% 1/1/34	1,500	1,223
Austin Util. Sys. Rev.:
0% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,200	6,996
0% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	3,604
Austin Wtr. & Wastewtr. Sys. Rev.:
Series 2004 A, 5% 11/15/27 (AMBAC Insured)	1,780	1,891
Series 2005 A, 5% 5/15/31 (AMBAC Insured)	4,690	4,919
Bastrop Independent School District Series 2007:
5.25% 2/15/37	2,700	2,899
5.25% 2/15/42	5,000	5,355
Beaumont Independent School District 5% 2/15/38 (Assured Guaranty Corp. Insured)	1,450	1,518
Bexar Metropolitan Wtr. District Wtrwks. Sys. Rev. 5.375% 5/1/20 (FSA Insured)	220	234
Birdville Independent School District 0% 2/15/13	5,000	4,723
Boerne Independent School District Series 2004, 5.25% 2/1/35	5,100	5,303
Canyon Reg'l. Wtr. Auth. Contract Rev. (Wells Ranch Proj.):
5% 8/1/19 (AMBAC Insured)	1,695	1,858
5% 8/1/20 (AMBAC Insured)	1,780	1,936
Clint Independent School District 5.5% 8/15/20	210	226
Comal Independent School District Series 2007, 5% 2/1/36	13,645	14,307
Coppell Independent School District 0% 8/15/20	2,000	1,397
Corpus Christi Util. Sys. Rev.:
5.25% 7/15/18 (FSA Insured)	3,305	3,780
5.25% 7/15/19 (FSA Insured)	4,000	4,552
Cypress-Fairbanks Independent School District Series A:
0% 2/15/13	6,425	6,019
0% 2/15/14	11,475	10,381
0% 2/15/16	9,700	8,087
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Dallas Area Rapid Transit Sales Tax Rev.:
5% 12/1/36	$ 21,325	$ 22,680
5.25% 12/1/38	13,000	14,245
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2006 A, 5% 11/1/15 (XL Cap. Assurance, Inc. Insured) (g)	9,900	9,912
Series 2009 A, 5% 11/1/23	1,250	1,334
Series A:
5.25% 11/1/10 (g)	2,150	2,238
5.25% 11/1/12 (g)	5,820	6,170
5% 11/1/13 (XL Cap. Assurance, Inc. Insured) (g)	2,665	2,827
5% 11/1/14 (XL Cap. Assurance, Inc. Insured) (g)	2,625	2,757
5% 11/1/17 (XL Cap. Assurance, Inc. Insured) (g)	4,325	4,440
Dallas Independent School District Series 2008, 6.375% 2/15/34	1,800	2,111
Del Mar College District 5.25% 8/15/20 (FGIC Insured)	2,960	3,224
DeSoto Independent School District 0% 8/15/20	3,335	2,288
Duncanville Independent School District 5.65% 2/15/28	30	32
Fort Bend Independent School District Series 2009, 5% 2/15/34	13,600	14,733
Freer Independent School District Series 2007, 5.25% 8/15/37	4,215	4,558
Gainesville Independent School District Series 2006, 5.25% 2/15/36	1,900	2,030
Garland Wtr. & Swr. Rev. 5.25% 3/1/23 (AMBAC Insured)	1,315	1,431
Grand Prairie Independent School District 0% 2/15/16	3,775	3,141
Guadalupe-Blanco River Auth. Contract Rev. (Western Canyon Reg'l. Wtr. Supply Proj.):
5.25% 4/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,570	1,737
5.25% 4/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,680	1,844
5.25% 4/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,295	2,501
5.25% 4/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,915	2,074
5.25% 4/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,078
5.25% 4/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,565	1,681
Harlandale Independent School District:
Series 2000, 5.5% 8/15/35	45	46
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Harlandale Independent School District: - continued
Series 2005, 5.7% 8/15/30	$ 100	$ 102
6% 8/15/16	35	36
Harris County Gen. Oblig.:
(Permanent Impt. Proj.) Series 1996, 0% 10/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,000	9,737
(Road Proj.):
Series 1996, 0% 10/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,550	5,102
Series 2008 B, 5.25% 8/15/47	19,500	20,660
Series 2002:
0% 8/15/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	1,581
0% 8/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	2,225
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Memorial Hermann Healthcare Sys. Proj.) Series 2008 B, 7.25% 12/1/35	3,200	3,650
Harris County Hosp. District Mtg. Rev.:
7.4% 2/15/10 (AMBAC Insured)	345	351
7.4% 2/15/10 (Escrowed to Maturity) (h)	40	41
Houston Arpt. Sys. Rev. Series A:
5.625% 7/1/20 (FSA Insured) (g)	2,000	2,049
5.625% 7/1/21 (FSA Insured) (g)	3,350	3,423
Houston Independent School District:
Series 2005 A, 0% 2/15/16	5,500	4,594
0% 8/15/13	9,835	9,143
Humble Independent School District:
Series 2000:
0% 2/15/16	3,000	2,536
0% 2/15/17	3,480	2,817
Series 2005 B, 5.25% 2/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,995	2,208
Series 2009, 5% 2/15/34 (c)	4,075	4,354
Irving Gen. Oblig. Series 2009, 5% 9/15/16	3,380	3,948
Keller Independent School District Series 1996 A, 0% 8/15/17	2,000	1,581
Kermit Independent School District 5.25% 2/15/37	4,130	4,462
Killeen Independent School District 5.25% 2/15/17	2,105	2,252
Kingsville Independent School District 5.25% 2/15/37	3,650	3,943
Lewisville Independent School District 5% 8/15/16	305	322
Liberty Hill Independent School District (School Bldg. Proj.) Series 2006, 5.25% 8/1/35	8,615	9,201
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Little Elm Independent School District 5.5% 8/15/21	$ 60	$ 63
Longview Independent School District:
5% 2/15/34	3,000	3,185
5% 2/15/37	4,000	4,229
Lower Colorado River Auth. Rev.:
Series 2008, 5.75% 5/15/37	5,300	5,590
5% 5/15/31	1,565	1,575
5.25% 5/15/18 (AMBAC Insured)	1,875	2,047
5.25% 5/15/18 (Pre-Refunded to 5/15/13 @ 100) (h)	5	6
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.):
Series 2003 C, 5% 5/15/33	5,495	5,553
Series C:
5.25% 5/15/18 (AMBAC Insured)	1,000	1,099
5.25% 5/15/19 (AMBAC Insured)	1,000	1,094
5.25% 5/15/20	2,000	2,179
Mansfield Independent School District 5.5% 2/15/18	40	43
Midway Independent School District Series 2000, 0% 8/15/19	3,600	2,567
Montgomery County Gen. Oblig.:
Series 2006 B, 5%, tender 9/1/10 (FSA Insured) (d)	3,700	3,850
Series A, 5.625% 3/1/20 (FSA Insured)	495	532
Navasota Independent School District:
Series 2005, 5.25% 8/15/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,275	2,360
5.5% 8/15/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,675	1,807
New Caney Independent School District Series 2007 A, 5.25% 2/15/37	2,680	2,908
North Forest Independent School District Series B, 5% 8/15/18 (FSA Insured)	1,470	1,661
North Texas Muni. Wtr. District Wtr. Sys. Rev. Series 2006, 5% 9/1/35	4,000	4,190
North Texas Tollway Auth. Dallas North Tollway Sys. Rev. Series 2003 A, 5% 1/1/28 (AMBAC Insured)	7,175	7,301
North Texas Tollway Auth. Rev.:
Series 2008 A:
6% 1/1/23	4,800	5,354
6% 1/1/24	2,000	2,226
Series 2008 E3, 5.75%, tender 1/1/16 (d)	4,000	4,316
Series 2008 I, 0% 1/1/42 (Assured Guaranty Corp. Insured) (a)	7,200	5,650
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
North Texas Tollway Auth. Rev.: - continued
Series 2009 A, 6.25% 1/1/39	$ 10,200	$ 11,373
Pflugerville Gen. Oblig. 5.5% 8/1/22 (AMBAC Insured)	1,000	1,087
Prosper Independent School District:
Series 2005, 5.125% 8/15/30	3,110	3,326
5.375% 8/15/37	15,255	16,571
5.75% 8/15/29	1,250	1,334
Robstown Independent School District 5.25% 2/15/29	3,165	3,373
Rockdale Independent School District Series 2007, 5.25% 2/15/37	5,100	5,446
Rockwall Independent School District:
5.375% 2/15/19	25	27
5.375% 2/15/20	25	27
5.375% 2/15/21	30	32
Sabine River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.) Series B, 5.75%, tender 11/1/11 (d)(g)	16,000	13,712
San Antonio Arpt. Sys. Rev.:
5% 7/1/15 (FSA Insured) (g)	2,510	2,669
5% 7/1/17 (FSA Insured) (g)	2,765	2,908
5% 7/1/17 (FSA Insured) (g)	2,385	2,492
5.25% 7/1/19 (FSA Insured) (g)	2,635	2,744
5.25% 7/1/20 (FSA Insured) (g)	3,215	3,350
5.25% 7/1/20 (FSA Insured) (g)	2,775	2,873
San Antonio Gen. Oblig. Series 2006, 5.5% 2/1/15	365	397
San Antonio Wtr. Sys. Rev.:
Series 2002 A, 5% 5/15/32 (FSA Insured)	1,550	1,591
6.5% 5/15/10 (Escrowed to Maturity) (h)	155	156
San Jacinto Cmnty. College District Series 2009, 5% 2/15/39	5,420	5,727
Snyder Independent School District:
5.25% 2/15/21 (AMBAC Insured)	1,035	1,123
5.25% 2/15/22 (AMBAC Insured)	1,090	1,179
5.25% 2/15/30 (AMBAC Insured)	1,800	1,885
Socorro Independent School District Series 2001, 5.375% 8/15/18	60	64
Spring Branch Independent School District Series 2001, 5.375% 2/1/18	1,250	1,305
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Baylor Health Care Sys. Proj.) Series 2009, 5.75% 11/15/24	6,900	7,410
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.: - continued
(Hendrick Med. Ctr. Proj.) Series 2009 B:
5.25% 9/1/26	$ 1,785	$ 1,856
5.25% 9/1/27	2,375	2,468
Texas Gen. Oblig.:
(College Student Ln. Prog.) 5% 8/1/12 (g)	6,655	6,951
(Trans. Commission Mobility Fund Proj.):
Series 2005 A, 4.75% 4/1/35	8,380	8,591
Series 2008, 4.75% 4/1/37	24,345	25,363
Series 2007, 5% 4/1/37	6,800	7,268
5.75% 8/1/26	3,320	3,555
Texas Muni. Pwr. Agcy. Rev. 0% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	18,715	14,150
Texas Pub. Fin. Auth. Bldg. Rev. Series 1990:
0% 2/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,400	4,232
0% 2/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,910	6,249
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev. Series 2002 A:
5.5% 8/15/39	37,550	37,744
5.75% 8/15/38 (AMBAC Insured)	27,550	27,953
Texas Wtr. Dev. Board Rev.:
Series 1999 B, 5.625% 7/15/21	5,900	5,984
Series B, 5.375% 7/15/16	5,000	5,067
Trinity River Auth. Rev. (Tarrant County Wtr. Proj.) 5% 2/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,930	5,335
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.):
5.75% 7/1/27 (Pre-Refunded to 7/1/13 @ 100) (h)	1,000	1,140
6% 7/1/31 (Pre-Refunded to 7/1/12 @ 100) (h)	6,225	6,959
Waller Independent School District 5.5% 2/15/37	4,920	5,410
Waxahachie Independent School District (School Bldg. Proj.) Series 2007, 5% 8/15/37	12,480	13,195
Weatherford Independent School District 0% 2/15/33	6,985	2,403
White Settlement Independent School District:
Series 2004, 5.75% 8/15/34	3,000	3,176
5.75% 8/15/30	2,890	3,078
Williamson County Gen. Oblig.:
5.5% 2/15/18 (FSA Insured)	60	63
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Williamson County Gen. Oblig.: - continued
5.5% 2/15/20 (FSA Insured)	$ 65	$ 68
Wylie Independent School District Series 2001, 0% 8/15/20	1,790	1,231
		685,058
Utah - 0.5%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Series A, 6% 7/1/16 (Escrowed to Maturity) (h)	9,205	9,238
Salt Lake City Hosp. Rev. (Intermountain Health Care Hosp., Inc. Proj.) Series A, 8.125% 5/15/15 (Escrowed to Maturity) (h)	2,290	2,711
Utah Associated Muni. Pwr. Sys. Rev. (Payson Pwr. Proj.) Series A:
5.25% 4/1/16 (FSA Insured)	3,590	3,961
5.25% 4/1/17 (FSA Insured)	4,335	4,749
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38	9,070	9,902
		30,561
Vermont - 0.3%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev.:
(Fletcher Allen Health Care, Inc. Proj.) Series 2000 A:
5.75% 12/1/18 (AMBAC Insured)	3,100	3,147
6.125% 12/1/27 (AMBAC Insured)	8,600	8,674
(Middlebury College Proj.) Series 2006 A, 5% 10/31/46	4,075	4,225
		16,046
Virginia - 0.2%
Peninsula Ports Auth. Hosp. Facilities Rev. (Whittaker Memorial Hosp. Proj.) 8.7% 8/1/23	1,380	1,436
Virginia Beach Dev. Auth. Hosp. Facilities Rev. (Virginia Beach Gen. Hosp. Proj.):
6% 2/15/12 (AMBAC Insured)	2,150	2,349
6% 2/15/13 (AMBAC Insured)	1,460	1,631
York County Econ. Dev. Auth. Poll. Cont. Rev. (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 4.05%, tender 5/1/14 (d)	3,700	3,928
		9,344
Washington - 5.1%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Series 2007 A, 5% 11/1/27	3,500	3,745
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series 1997 A, 0% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 7,200	$ 5,269
Chelan County Pub. Util. District #1 Rev. Series 2005 A, 5.125%, tender 7/1/15 (FGIC Insured) (d)(g)	2,430	2,610
Chelan County School District #246, Wenatchee Series 2002, 5.5% 12/1/19 (FSA Insured)	3,535	3,789
Clark County School District #37, Vancouver Series 2001 C, 0% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,030	1,405
Energy Northwest Elec. Rev. (#3 Proj.) Series 2002 B, 6% 7/1/16 (AMBAC Insured)	28,000	31,296
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev. Series B:
5.25% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	1,590	1,664
5.25% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	1,760	1,821
5.25% 1/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	2,055	2,099
Kent Spl. Events Ctr. Pub. Facilities District Rev.:
5.25% 12/1/25 (FSA Insured)	2,575	2,850
5.25% 12/1/36 (FSA Insured)	9,180	9,682
King County Gen. Oblig.:
(Pub. Trans. Proj.) Series 2004, 5.125% 6/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,750	4,971
(Swr. Proj.) Series 2005, 5% 1/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,408
King County Swr. Rev.:
Series 2002 B, 5.125% 1/1/33 (FSA Insured)	22,390	22,952
Series 2008, 5.75% 1/1/43	22,700	25,396
Series 2009, 5.25% 1/1/42	2,600	2,832
Mead School District #354, Spokane County 5.375% 12/1/19 (FSA Insured)	2,575	2,833
Pierce County School District #10 Tacoma Series A, 5% 12/1/18 (FSA Insured)	4,000	4,446
Port of Seattle Rev. Series D:
5.75% 11/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	1,500	1,621
5.75% 11/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	3,055	3,286
5.75% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	2,250	2,377
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Snohomish County School District #4, Lake Stevens 5.125% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,875	$ 2,076
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev.:
5.75% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,257
5.75% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,237
Thurston & Pierce Counties Cmnty. Schools 5.25% 12/1/17 (FSA Insured)	2,000	2,172
Washington Gen. Oblig.:
Series 2001 C:
5.25% 1/1/16	7,070	7,377
5.25% 1/1/26 (FSA Insured)	15,800	16,207
Series B, 5% 7/1/28	395	424
Series R 97A:
0% 7/1/17	7,045	5,557
0% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,100	6,509
Washington Health Care Facilities Auth. Rev.:
(Catholic Heath Initiatives Proj.) Series 2008 D, 6.375% 10/1/36	5,000	5,651
(Childrens Hosp. Reg'l. Med. Ctr. Proj.) Series 2008 C, 5.5% 10/1/35	10,000	10,499
(MultiCare Health Sys. Proj.) Series 2007 B, 5.5% 8/15/38 (FSA Insured)	5,885	6,196
(Providence Health Systems Proj.):
Series 2001 A, 5.5% 10/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,455	5,882
Series 2006 D, 5.25% 10/1/33	2,000	2,136
(Seattle Children's Hosp. Proj.) Series 2009, 5.625% 10/1/38	7,550	7,806
7% 7/1/39	3,000	3,221
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev. 5.4% 7/1/12	56,550	62,450
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #3 Rev.:
Series A, 0% 7/1/12	4,000	3,774
0% 7/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	2,778
		297,561
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
West Virginia - 0.1%
West Virginia Hosp. Fin. Auth. Hosp. Rev.:
(West Virginia United Health Sys. Proj.) Series 2008 E, 5.625% 6/1/35	$ 700	$ 723
(West Virginia Univ. Hospitals, Inc. Proj.) Series 2003 D, 5.5% 6/1/33 (FSA Insured)	2,600	2,722
		3,445
Wisconsin - 0.5%
Badger Tobacco Asset Securitization Corp.:
6.125% 6/1/27 (Pre-Refunded to 6/1/12 @ 100) (h)	3,795	4,156
6.375% 6/1/32 (Pre-Refunded to 6/1/12 @ 100) (h)	2,925	3,305
Douglas County Gen. Oblig. 5.5% 2/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,035	1,103
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Children's Hosp. of Wisconsin Proj.) 5.25% 8/15/22	2,000	2,165
(Children's Hosp. Proj.) Series 2008 B, 5.375% 8/15/37	8,045	8,439
(Marshfield Clinic Proj.) Series A, 5.375% 2/15/34	3,250	3,146
(Saint John's Cmntys., Inc. Proj.) Series 2009 C2, 5.4% 9/15/14 (c)	2,450	2,452
(Wheaton Franciscan Healthcare Sys. Proj.) Series 2003 A:
5.5% 8/15/15	1,480	1,528
5.5% 8/15/16	1,395	1,428
		27,722
Wyoming - 0.2%
Campbell County Solid Waste Facilities Rev. (Basin Elec. Pwr. Coop. - Dry Fork Station Facilities Proj.) Series 2009 A, 5.75% 7/15/39	5,500	5,903
Gillette Spl. Purp. Wtr. & Swr. Utils. Sys. Rev. 7.7% 12/1/10 (Escrowed to Maturity) (h)	4,530	4,774
		10,677
TOTAL MUNICIPAL BONDS (Cost $5,512,943)		5,687,309
Municipal Notes - 0.2%

California - 0.1%
California Gen. Oblig. 0.58% 10/7/09, LOC Dexia Cr. Local de France, LOC Royal Bank of Canada, CP	5,000	5,000
Municipal Notes - continued
	Principal Amount (000s)	Value (000s)
Florida - 0.1%
Cape Coral Wtr. & Swr. Rev. BAN Series 2009, 6% 10/1/11	$ 6,500	$ 6,682
TOTAL MUNICIPAL NOTES (Cost $11,500)		11,682
Money Market Funds - 0.3%
	Shares
Fidelity Municipal Cash Central Fund, 0.36% (e)(f) (Cost $16,796)	16,795,900	16,796
TOTAL INVESTMENT PORTFOLIO - 99.0% (Cost $5,541,239)		5,715,787
NET OTHER ASSETS - 1.0%		56,637
NET ASSETS - 100%		$ 5,772,424
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(e) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(g) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(h) Security collateralized by an amount sufficient to pay interest and principal.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,388,000 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Massachusetts Health & Edl. Facilities Auth. Rev. (Blood Research Institute Proj.) Series A, 6.5% 2/1/22	9/3/92	$ 3,177
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ 22
Other Information

The following is a summary of the inputs used, as of September 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$ 5,698,991	$ -	$ 5,698,991	$ -
Money Market Funds	16,796	16,796	-	-
Total Investments in Securities:	$ 5,715,787	$ 16,796	$ 5,698,991	$ -
Income Tax Information

At September 30, 2009, the aggregate cost of investment securities for income tax purposes was $5,539,445,000. Net unrealized appreciation aggregated $176,342,000, of which $228,596,000 related to appreciated investment securities and $52,254,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For municipal securities pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Ohio
Municipal Income Fund

September 30, 2009

1.807742.105

OFR-QTLY-1109

Investments September 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 99.1%
	Principal Amount	Value
Guam - 0.3%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2006 A, 5% 10/1/23	$ 1,600,000	$ 1,571,584
Ohio - 95.9%
Adams County Valley Local School District (Adams & Highland County Proj.) Series 1995, 5.25% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,000,520
Akron Bath Copley Hosp. District Rev. (Akron Gen. Health Systems Proj.) Series A:
5% 1/1/14	1,500,000	1,573,365
5% 1/1/15	1,275,000	1,346,987
Akron City Non-tax Rev. Econ. Dev. Series 1997, 6% 12/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,250,000	1,369,238
Akron Ctfs. of Prtn. Series 2005, 5% 12/1/15 (Assured Guaranty Corp. Insured)	1,475,000	1,669,966
Akron Wtrwks. Rev. Series 2002, 5.25% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,630,000	1,662,127
American Muni. Pwr. Electricity Purchase Rev. Series A, 5% 2/1/11	1,400,000	1,460,116
American Muni. Pwr.-Ohio, Inc. Rev. (Prairie State Energy Campus Proj.):
Series 2008 A, 5% 2/15/38	4,075,000	4,203,974
Series 2009 A, 5.75% 2/15/39 (Assured Guaranty Corp. Insured)	3,000,000	3,212,670
Avon Gen. Oblig. Series 2009 B:
5% 12/1/36	1,040,000	1,101,828
5% 12/1/37	1,095,000	1,160,098
Beavercreek City School District Series 2009, 5% 12/1/36	2,250,000	2,391,548
Bowling Green City School District 5% 12/1/34 (FSA Insured)	2,000,000	2,111,760
Buckeye Tobacco Settlement Fing. Auth. Series A-2, 6.5% 6/1/47	9,800,000	8,727,978
Buckeye Valley Local School District Delaware County Series A, 6.85% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,890,000	2,166,791
Bucyrus City School District 5% 12/1/30 (FSA Insured)	5,120,000	5,455,309
Butler County Sales Tax (Govt. Svcs. Ctr. Proj.) Series A, 5% 12/15/16 (AMBAC Insured)	2,455,000	2,773,217
Butler County Trans. Impt. District Series 2007, 5% 12/1/18 (XL Cap. Assurance, Inc. Insured)	1,015,000	1,167,991
Canal Winchester Local School District Series B, 5% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,030,000	1,125,172
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Chagrin Falls Exempted Village School District Series 2005, 5.25% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,915,000	$ 2,124,156
Cincinnati City School District:
5.25% 6/1/16 (FSA Insured)	1,500,000	1,635,810
5.25% 12/1/18 (FGIC Insured)	3,000,000	3,552,600
Cincinnati City School District Ctfs. of Prtn. (School Impt. Proj.) 5% 12/15/28 (FSA Insured)	1,000,000	1,067,080
Cincinnati Gen. Oblig. Series 2009 A:
4.5% 12/1/29	500,000	518,215
5% 12/1/20	1,240,000	1,434,134
Cincinnati Wtr. Sys. Rev. Series B, 5% 12/1/32	6,500,000	7,004,465
Cleveland Arpt. Sys. Rev. Series 2000 C, 5% 1/1/20 (FSA Insured)	3,500,000	3,791,060
Cleveland Gen. Oblig. Series C:
5.25% 11/15/20 (FGIC Insured)	1,100,000	1,251,987
5.25% 11/15/21 (FGIC Insured)	1,145,000	1,300,148
5.25% 11/15/22 (FGIC Insured)	1,210,000	1,367,070
5.25% 11/15/23 (FGIC Insured)	1,885,000	2,132,764
Cleveland Muni. School District:
5.25% 12/1/17 (FSA Insured)	2,215,000	2,459,447
5.25% 12/1/19 (FSA Insured)	1,045,000	1,144,035
5.25% 12/1/23 (FSA Insured)	1,000,000	1,080,330
Cleveland Parking Facilities Rev. 5.25% 9/15/17 (FSA Insured)	4,480,000	4,950,848
Cleveland Pub. Pwr. Sys. Rev. Series A, 0% 11/15/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,395,000	2,312,373
Cleveland State Univ. Gen. Receipts:
Series 2003 A, 5% 6/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,490,000	2,634,545
Series 2004, 5% 6/1/34 (FGIC Insured)	5,000,000	5,091,050
Cleveland Wtrwks. Rev.:
(First Mtg. Prog.):
Series G, 5.5% 1/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,450,000	2,554,248
Series H, 5.75% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	45,000	45,009
Series 2007 O, 5% 1/1/37	3,200,000	3,329,792
Columbus City School District (School Facilities Construction and Impt. Proj.):
Series 2009 B:
5% 12/1/28 (a)	3,105,000	3,427,392
5% 12/1/29 (a)	1,000,000	1,099,390
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Columbus City School District (School Facilities Construction and Impt. Proj.): - continued
5% 12/1/18 (FSA Insured)	$ 5,000,000	$ 5,708,600
Cuyahoga Cmnty. College District Gen. Oblig. Series 2009 C, 5% 8/1/27	1,200,000	1,311,216
Cuyahoga County Gen. Oblig. Series A:
0% 10/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,400,000	2,336,640
0% 10/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,405,000	1,335,284
Cuyahoga County Rev. (Cleveland Clinic Health Sys. Obligated Group Prog.) Series 2003 A, 5.5% 1/1/13	1,070,000	1,195,779
Dayton School District (School Facility Construction & Impt. Proj.) Series 2003 A, 5% 12/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,975,000	5,059,376
Dublin City School District 5% 12/1/21	1,200,000	1,380,480
Erie County Gen. Oblig. 5.5% 12/1/18 (FSA Insured)	1,265,000	1,410,133
Fairfield City School District 7.45% 12/1/14 (FGIC Insured)	1,000,000	1,173,060
Fairless Local School District 5% 12/1/32 (FSA Insured)	3,300,000	3,452,196
Fairview Park City School District 5% 12/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,350,000	4,466,015
Fairview Park Gen. Oblig. 5% 12/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,955,000	6,191,056
Franklin County Convention Facilities Auth. Tax & Lease Rev. 5.25% 12/1/19 (AMBAC Insured)	4,000,000	4,296,360
Franklin County Hosp. Rev. (Nationwide Children's Hosp. Proj.) Series A:
5% 11/1/15	260,000	289,734
5% 11/1/16	265,000	294,794
Franklin County Rev. (OCLC Online Computer Library Ctr., Inc. Proj.) 5% 4/15/12	2,505,000	2,695,104
Gallia County Hosp. Facilities Rev. (Holzer Med. Ctr. Proj.) 5.125% 10/1/13 (AMBAC Insured)	3,000,000	3,000,300
Gallia County Local School District (School Impt. Proj.) 5% 12/1/33 (FSA Insured)	3,000,000	3,145,020
Hamilton City School District 5% 12/1/34	2,000,000	2,105,060
Hamilton County Convention Facilities Auth. Rev.:
5% 12/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,985,000	2,140,108
5% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,075,000	1,169,192
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Hamilton County Convention Facilities Auth. Rev.: - continued
5% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,190,000	$ 2,329,897
5% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,130,000	1,222,366
Hamilton County Econ. Dev. Rev. (King Highland Cmnty. Urban Redev. Corp. Proj.) Series A, 5% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,070,000	1,191,370
Hamilton County Hosp. Facilities Rev. (Childrens Hosp. Med. Ctr. Proj.) Series 2004 J:
5.25% 5/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,835,000	1,926,787
5.25% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,585,000	2,681,395
5.25% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,720,000	2,806,469
Hamilton County Sales Tax Rev. Series B, 5.25% 12/1/32 (AMBAC Insured)	960,000	966,883
Hamilton County Swr. Sys. Rev. Series 06A, 5% 12/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,050,000	2,330,563
Hamilton Wtrwks. Rev. 5% 10/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,070,810
Hilliard Gen. Oblig. 5% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,108,650
Hilliard School District 0% 12/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,235,000	1,195,085
Huber Heights City School District Unltd. Tax School Impt. Gen. Oblig. Series 2009, 5% 12/1/36	1,500,000	1,586,850
Huber Heights Wtr. Sys. Rev. 5% 12/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,285,000	2,397,034
Kent City School District Series 2004, 5% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400,000	1,504,370
Kent State Univ. Revs. Series 2009 B:
5% 5/1/29 (Assured Guaranty Corp. Insured) (a)	1,000,000	1,073,910
5% 5/1/30 (Assured Guaranty Corp. Insured) (a)	1,115,000	1,194,667
Kings Local School District 5% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,365,000	1,494,047
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 2008 C:
5% 8/15/14	2,055,000	2,117,390
5% 8/15/15	1,160,000	1,186,529
5% 8/15/16	1,260,000	1,274,515
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 2008 C: - continued
5% 8/15/17	$ 1,000,000	$ 1,006,400
Lakewood City School District:
0% 12/1/15 (FSA Insured)	1,500,000	1,280,250
0% 12/1/16 (FSA Insured)	1,200,000	980,028
Lakewood Hosp. Impt. Rev. (Lakewood Hosp. Assoc. Proj.):
5.5% 2/15/10	1,000,000	1,016,270
5.5% 2/15/11	2,075,000	2,153,746
5.5% 2/15/12	600,000	635,472
Licking Heights Local School District (Facilities Construction & Impt. Proj.) Series A, 5% 12/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,745,000	3,875,176
Lorain County Gen. Oblig. (Justice Ctr. Proj.) Series 2002, 5.5% 12/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,985,000	3,194,935
Lucas County Hosp. Rev. (Promedia Health Care Oblig. Group Proj.):
5% 11/15/13 (AMBAC Insured)	1,135,000	1,219,421
5% 11/15/38	1,205,000	1,222,557
5.375% 11/15/23 (AMBAC Insured)	5,250,000	5,304,915
5.625% 11/15/12 (AMBAC Insured)	2,000,000	2,026,380
5.625% 11/15/13 (AMBAC Insured)	1,200,000	1,215,276
Lucas-Plaza Hsg. Dev. Corp. Mtg. Rev. (The Plaza Section 8 Assisted Proj.) Series 1991 A, 0% 6/1/24 (Escrowed to Maturity) (d)	9,000,000	4,939,560
Marysville Village School District 5% 12/1/29 (FSA Insured)	4,000,000	4,234,040
Marysville Wastewtr. Treatment Sys. Rev.:
4% 12/1/20 (XL Cap. Assurance, Inc. Insured)	115,000	117,000
4.125% 12/1/21 (XL Cap. Assurance, Inc. Insured)	175,000	179,692
4.15% 12/1/22 (XL Cap. Assurance, Inc. Insured)	100,000	102,149
Miamisburg City School District:
Series 2009, 5% 12/1/23 (Assured Guaranty Corp. Insured)	1,405,000	1,558,356
5% 12/1/33	1,340,000	1,435,448
Milford Exempt Village School District 5.25% 12/1/33	5,000,000	5,317,150
Montgomery County Gen. Oblig. 5.5% 12/1/25	2,235,000	2,290,652
Montgomery County Rev.:
(Catholic Health Initiatives Proj.):
Series 2008 C2, 4.1%, tender 11/10/11 (b)	1,900,000	1,993,138
Series 2008 D, 6.25% 10/1/33	2,500,000	2,814,600
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Montgomery County Rev.: - continued
(Catholic Health Initiatives Proj.):
Series A:
6% 12/1/19	$ 1,470,000	$ 1,506,544
6% 12/1/19 (Escrowed to Maturity) (d)	1,530,000	1,586,258
6% 12/1/26 (Escrowed to Maturity) (d)	3,000,000	3,091,860
Series C1, 5% 10/1/41 (FSA Insured)	5,000,000	5,041,400
Series D, 5.25%, tender 11/12/13 (b)	2,000,000	2,220,580
(Miami Valley Hosp. Proj.) Series 2009 A, 6% 11/15/28	2,000,000	2,107,520
Series A, 6.25% 11/15/39	2,250,000	2,368,080
Montgomery County Wtr. Sys. Rev. Series 2002, 5.375% 11/15/16 (AMBAC Insured)	2,200,000	2,281,048
North Olmsted Gen. Oblig. Series D, 5.25% 12/1/20 (AMBAC Insured)	2,075,000	2,366,392
Oak Hills Local School District Facilities Construction and Impt. Series B, 6.9% 12/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500,000	584,925
Ohio Air Quality Dev. Auth. Rev. (FirstEnergy Nuclear Generation Corp. Proj.) Series 2008 C, 7.25%, tender 11/1/12 (b)(c)	2,000,000	2,194,580
Ohio Bldg. Auth.:
(Adult Correctional Bldg. Fund Proj.) Series 2009 B, 5% 10/1/24	1,790,000	2,006,680
(Juvenile Correctional Bldg. Fund Proj.) 5% 4/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,485,000	2,690,460
Ohio Gen. Oblig.:
(College Savings Prog.) 0% 8/1/14	1,375,000	1,192,208
(Common Schools Proj.) Series 2006 D, 5% 9/15/21	500,000	556,025
(Higher Ed. Cap. Facilities Proj.):
Series 2002 B, 5.25% 11/1/20	7,020,000	7,654,748
Series 2005 B, 5% 5/1/16	1,000,000	1,162,480
Series A, 5.375% 8/1/16 (Pre-Refunded to 2/1/12 @ 100) (d)	5,980,000	6,589,183
(Infrastructure Impt. Proj.):
Series A, 5% 3/1/26	1,850,000	2,005,733
Series D, 5% 3/1/24	3,415,000	3,665,627
Series 2008 A, 5.375% 9/1/28	7,050,000	7,934,070
Series A, 5.5% 9/15/16 (Pre-Refunded to 3/15/12 @ 100) (d)	11,060,000	12,278,694
Ohio Higher Edl. Facility Commission Rev.:
(Case Western Reserve Univ. Proj.):
Series 1990 B, 6.5% 10/1/20	2,335,000	2,880,503
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Ohio Higher Edl. Facility Commission Rev.: - continued
(Case Western Reserve Univ. Proj.):
Series 1994:
6.125% 10/1/15	$ 2,000,000	$ 2,345,060
6.25% 10/1/16	2,500,000	2,975,850
(Cleveland Clinic Foundation Proj.) Series 2008 A:
5.25% 1/1/33	1,635,000	1,708,215
5.5% 1/1/43	2,000,000	2,105,300
(John Carroll Univ. Proj.) 5% 4/1/17	1,000,000	1,082,770
(Univ. Hosp. Health Sys. Proj.) Series 2007 A, 5.25% 1/15/46	4,000,000	3,844,440
(Univ. of Dayton Proj.):
Series 2004, 5% 12/1/17 (AMBAC Insured)	2,170,000	2,346,681
Series 2009, 5.5% 12/1/36	5,000,000	5,305,950
Ohio Hosp. Facilities Rev. (Cleveland Clinic Proj.) Series 2009 A, 5.5% 1/1/39	7,000,000	7,426,020
Ohio Muni. Elec. Gen. Agcy. (Belleville Hydroelectric Proj.) 5% 2/15/17 (AMBAC Insured)	1,215,000	1,277,524
Ohio Poll. Cont. Rev. (Standard Oil Co. Proj.) 6.75% 12/1/15	3,100,000	3,875,341
Ohio Solid Waste Disp. Rev. (Cargill, Inc. Proj.) 4.95% 9/1/20 (c)	3,000,000	3,018,390
Ohio State Univ. Gen. Receipts:
Series 2002 A, 5.125% 12/1/31	5,000,000	5,169,450
Series 2003 B, 5.25% 6/1/16	5,000,000	5,525,250
Series 2008 A, 5% 12/1/26	2,225,000	2,462,363
Ohio Tpk. Commission Tpk. Rev.:
Series 1998 A, 5.5% 2/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,589,650
Series 2001 A, 5.5% 2/15/26	1,600,000	1,642,736
Ohio Univ. Gen. Receipts Athens:
Series 2004, 5% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,980,000	2,102,107
Series A, 5% 12/1/33 (FSA Insured)	1,190,000	1,244,359
Series B, 5% 12/1/31 (FSA Insured)	3,540,000	3,744,647
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. (FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (b)	1,000,000	1,101,800
Ohio Wtr. Dev. Auth. Rev.:
(Drinking Wtr. Fund Prog.) Series 2005:
5.25% 6/1/18	2,610,000	3,133,931
5.25% 12/1/18	2,610,000	3,146,590
(Fresh Wtr. Impt. Proj.):
Series B, 5.5% 6/1/16 (FSA Insured)	1,560,000	1,874,917
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Ohio Wtr. Dev. Auth. Rev.: - continued
(Fresh Wtr. Impt. Proj.):
5.5% 6/1/17	$ 3,710,000	$ 4,489,619
(Pure Wtr. Proj.) Series I, 6% 12/1/16 (Escrowed to Maturity) (d)	1,685,000	1,916,688
5% 12/1/17	3,765,000	4,191,876
5.25% 6/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,250,000	1,426,713
5.25% 12/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,260,000	1,456,270
5.25% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,180,000	1,383,869
5.25% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,160,000	1,373,869
Ohio Wtr. Dev. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2004, 5%, tender 1/4/10 (b)	3,250,000	3,262,643
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev.:
Series 2005 B, 0% 12/1/14	1,500,000	1,321,680
5% 6/1/18	2,000,000	2,210,980
5.25% 12/1/19	1,975,000	2,394,233
Olentangy Local School District:
5% 12/1/30 (FSA Insured)	4,025,000	4,267,587
5% 12/1/36	2,700,000	2,863,296
Orrville City School District 5.25% 12/1/35 (AMBAC Insured)	1,000,000	1,054,860
Penta Career Ctr. Ctfs. of Prtn.:
(Ohio School Facilities Proj.) 5.25% 4/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,755,000	1,916,600
(Wood, Lucas, Sandusky, Fulton, Ottawa, Henry and Hancock Counties, Ohio School Facilities Proj.) 5.25% 4/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,940,000	2,093,279
Plain Local School District 6% 12/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	990,000	1,036,916
Reynoldsburg City School District (School Facilities Construction & Impt. Proj.):
0% 12/1/16	1,250,000	1,005,863
0% 12/1/17	1,250,000	961,775
5% 12/1/32	1,500,000	1,611,030
Richland County Hosp. Facilities (MedCentral Health Sys. Proj.) Series B:
6.375% 11/15/22	500,000	512,040
6.375% 11/15/30	330,000	336,438
RiverSouth Auth. Rev. Series 2005 A, 5.25% 12/1/15	1,000,000	1,151,030
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Rocky River Gen. Oblig. 5% 12/1/19 (AMBAC Insured)	$ 2,125,000	$ 2,319,098
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008, 5.75% 12/1/35	2,600,000	2,712,554
Scioto County Marine Term. Facilities Rev. (Norfolk Southern Corp. Proj.) 5.3% 8/15/13	3,000,000	3,007,410
Sharonville Gen. Oblig. 5.25% 6/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,410,000	1,554,990
Springboro Cmnty. City School District 5.25% 12/1/20 (FSA Insured)	2,780,000	3,234,363
St. Marys City School District:
5% 12/1/27 (FSA Insured)	470,000	499,478
5% 12/1/35 (FSA Insured)	2,500,000	2,554,450
Summit County Gen. Oblig.:
5.25% 12/1/20	1,645,000	1,832,760
5.25% 12/1/21	1,740,000	1,930,600
Sylvania City School District Series 2009, 5.25% 12/1/36 (Assured Guaranty Corp. Insured)	7,055,000	7,473,714
Tallmadge School District Gen. Oblig. 5% 12/1/31 (FSA Insured)	4,000,000	4,219,120
Toledo City School District (School Facilities Impt. Proj.) Series 2009, 5.375% 12/1/35	1,000,000	1,081,380
Toledo Wtrwks. Rev.:
5% 11/15/16 (AMBAC Insured)	1,110,000	1,179,752
5% 11/15/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500,000	3,660,895
Univ. of Akron Gen. Receipts:
Series A, 5.25% 1/1/30 (FSA Insured)	3,000,000	3,230,250
Series B, 5% 1/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,405,000	1,447,586
Univ. of Cincinnati Ctfs. of Prtn.:
5.5% 6/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,045,000	1,098,253
5.5% 6/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,315,000	1,380,303
5.5% 6/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,040,690
Univ. of Cincinnati Gen. Receipts:
Series 2004 A:
5% 6/1/18 (AMBAC Insured)	1,445,000	1,544,994
5% 6/1/19 (AMBAC Insured)	1,520,000	1,616,429
Series 2008 C:
5% 6/1/22 (FSA Insured)	1,000,000	1,101,710
5% 6/1/23 (FSA Insured)	2,000,000	2,190,980
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Univ. of Cincinnati Gen. Receipts: - continued
Series 2008 C:
5% 6/1/24 (FSA Insured)	$ 2,000,000	$ 2,178,600
Warren County Gen. Oblig.:
6.1% 12/1/12	315,000	333,387
6.65% 12/1/11	170,000	175,610
West Muskingum Local School District School Facilities Construction and Impt. 5% 12/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,060,000	1,077,416
Wright State Univ. Gen. Receipts:
5% 5/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,375,000	1,491,641
5% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,440,000	1,549,397
5% 5/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,515,000	1,622,111
		493,510,322
Puerto Rico - 1.9%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Series 1996 Z, 6.25% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,118,090
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series KK, 5.5% 7/1/15	1,800,000	2,044,674
Series QQ, 5.5% 7/1/17 (XL Cap. Assurance, Inc. Insured)	1,300,000	1,475,799
Puerto Rico Pub. Bldg. Auth. Rev.:
Series G, 5.25% 7/1/13	1,000,000	1,053,840
Series M2, 5.75%, tender 7/1/17 (b)	1,000,000	1,079,490
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2007 A:
0% 8/1/41	9,300,000	1,603,971
0% 8/1/45 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100,000	143,363
0% 8/1/47 (AMBAC Insured)	1,000,000	111,710
Series 2009 A, 6% 8/1/42	1,000,000	1,098,780
		9,729,717
Virgin Islands - 1.0%
Virgin Islands Pub. Fin. Auth. Refinery Facilities Rev. Series 2007, 4.7% 7/1/22 (c)	1,600,000	1,460,416
Virgin Islands Pub. Fin. Auth. Rev.:
Series 2009 A, 6.75% 10/1/37	1,000,000	1,057,270
Municipal Bonds - continued
	Principal Amount	Value
Virgin Islands - continued
Virgin Islands Pub. Fin. Auth. Rev.: - continued
Series A, 5% 10/1/09	$ 500,000	$ 500,000
Virgin Islands Wtr. & Pwr. Auth. Elec. Sys. Rev. Series A, 5% 7/1/22	2,000,000	2,003,660
		5,021,346
TOTAL INVESTMENT PORTFOLIO - 99.1% (Cost $487,310,804)	509,832,969
NET OTHER ASSETS - 0.9%	4,419,637
NET ASSETS - 100%	$ 514,252,606
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2009, the aggregate cost of investment securities for income tax purposes was $487,298,142. Net unrealized appreciation aggregated $22,534,827, of which $23,849,477 related to appreciated investment securities and $1,314,650 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For municipal securities pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Pennsylvania
Municipal Income Fund

September 30, 2009

1.807743.105

PFL-QTLY-1109

Investments September 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 99.1%
	Principal Amount	Value
New Jersey/Pennsylvania - 1.6%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev.:
Series 2003, 5.25% 7/1/19 (Pre-Refunded to 7/1/13 @ 100) (d)	$ 1,000,000	$ 1,143,280
Series A, 5% 7/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,425,000	1,499,570
Delaware River Port Auth. Pennsylvania & New Jersey Rev.:
(Port District Proj.) Series 2001 A, 5.5% 1/1/18 (FSA Insured)	3,000,000	3,177,810
Series 1999, 6% 1/1/18 (FSA Insured)	700,000	705,838
		6,526,498
Pennsylvania - 96.7%
Allegheny County:
Series C-62, 5% 11/1/29	4,420,000	4,670,614
Series C55, 5.375% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,535,000	3,853,397
Allegheny County Arpt. Auth. Rev. (Pittsburg Int'l. Arpt. Proj.) Series B, 5% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	2,545,000	2,573,351
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.) Series A1:
5.75% 1/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	2,000,000	2,035,440
5.75% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	3,000,000	3,076,860
5.75% 1/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	3,000,000	3,113,700
Allegheny County Higher Ed. Bldg. Auth. Univ. Rev.:
(Carnegie Mellon Univ. Proj.) Series 2002:
5.125% 3/1/32	1,700,000	1,728,543
5.25% 3/1/32	2,000,000	2,041,520
(Duquesne Univ. Proj.) 6.5% 3/1/10 (AMBAC Insured)	50,000	51,027
Allegheny County Hosp. Dev. Auth. Rev.:
(Pittsburgh Med. Ctr. Proj.) Series A, 5% 9/1/14	2,525,000	2,810,956
(Univ. of Pittsburgh Med. Ctr. Proj.) Series 2009 A, 5% 8/15/21	2,000,000	2,143,020
Allegheny County Sanitation Auth. Swr. Rev.:
Series 1991, 0% 12/1/12 (Escrowed to Maturity) (d)	2,260,000	2,123,767
Series 2000, 5.5% 12/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	305,000	312,454
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Allegheny County Sanitation Auth. Swr. Rev.: - continued
Series A, 5% 12/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,725,000	$ 3,821,925
Annville-Cleona School District Series 2005:
6% 3/1/28 (FSA Insured)	1,500,000	1,688,685
6% 3/1/31 (FSA Insured)	1,975,000	2,198,689
Berks County Muni. Auth. Rev. (Reading Hosp. & Med. Ctr. Proj.) Series 2009 A3, 5.25% 11/1/18	3,000,000	3,252,000
Bethel Park School District Series 2009, 5% 8/1/29	9,000,000	9,559,167
Bucks County Cmnty. College Auth. College Bldg. Rev. 5% 6/15/28	250,000	272,408
Bucks County Indl. Dev. Auth. Wtr. Facilities Rev. (Pennsylvania Suburban Wtr. Co. Proj.) Series 2002, 5.55% 9/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	1,870,000	1,892,103
Bucks County Wtr. & Swr. Auth. Sys. Rev. Series 2006, 5% 6/1/15 (FSA Insured)	2,280,000	2,650,614
Butler County Hosp. Auth. Hosp. Rev. (Butler Health Sys. Proj.) Series 2009 B, 7.125% 7/1/29	1,000,000	1,155,470
Canon McMillan School District:
Series 2001 B, 5.75% 12/1/33 (FGIC Insured)	8,995,000	9,417,315
Series 2002 B, 5.75% 12/1/35 (FGIC Insured)	2,500,000	2,612,500
Centennial School District Series A, 5.25% 12/15/37 (FSA Insured)	5,000,000	5,322,100
Central Dauphin School District Gen. Oblig. 7.5% 2/1/30 (Pre-Refunded to 2/1/16 @ 100) (d)	5,000,000	6,597,450
Chambersburg Area School District:
5.25% 3/1/26 (FGIC Insured)	2,000,000	2,115,180
5.25% 3/1/27 (FGIC Insured)	2,000,000	2,106,600
5.25% 3/1/29 (FGIC Insured)	3,600,000	3,770,820
Chester County Health & Ed. Facilities Auth. Health Sys. Rev. (Jefferson Health Sys. Proj.) Series B, 5.25% 5/15/22 (AMBAC Insured)	1,450,000	1,450,493
Dauphin County Gen. Auth. (Pinnacle Health Sys. Proj.) Series 2009 A, 5.25% 6/1/17	3,000,000	3,154,080
Delaware County Auth. College Rev. (Haverford College Proj.):
5.75% 11/15/29	5,000,000	5,128,000
6% 11/15/30	3,620,000	3,723,206
Delaware County Auth. Hosp. Rev. (Crozer Keystone Oblig. Group Proj.) Series A:
5% 12/15/09	865,000	866,652
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Delaware County Auth. Hosp. Rev. (Crozer Keystone Oblig. Group Proj.) Series A: - continued
5% 12/15/10	$ 905,000	$ 912,982
Delaware County Gen. Oblig. Series 2009 A, 5% 10/1/17 (a)	2,000,000	2,350,560
Delaware County Indl. Dev. Auth. Rev. (Philadelphia Suburban Wtr. Co. Proj.) 6% 6/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	2,500,000	2,518,450
Delaware County Reg'l. Wtr. Quality Cont. Auth. Swr. Rev. Series 2001, 5.25% 5/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,165,000	2,294,380
East Stroudsburg Area School District:
Series 2007 A, 7.5% 9/1/22	1,000,000	1,273,320
Series 2007, 7.75% 9/1/28 (Pre-Refunded to 9/1/16 @ 100) (d)	2,750,000	3,748,085
Easton Area School District Series 2006:
7.5% 4/1/22 (FSA Insured)	2,700,000	3,341,520
7.75% 4/1/25 (FSA Insured)	875,000	1,081,176
Harrisburg Auth. Dauphin County School Rev. (Harrisburg School District Rfdg. Proj.) Series 2002 A, 5.5% 4/1/14 (Pre-Refunded to 4/1/12 @ 100) (d)	1,655,000	1,840,658
Harrisburg Auth. Wtr. Rev. 5.75% 7/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,115,000	1,176,983
Hollidaysburg Area School District Series C, 5% 3/15/23 (FSA Insured)	1,015,000	1,113,303
Kennett Consolidated School District Series A:
5.25% 2/15/15 (FGIC Insured)	705,000	769,247
5.25% 2/15/15 (Pre-Refunded to 2/15/13 @ 100) (d)	605,000	683,977
Lancaster County Hosp. Auth. Health Ctr. Rev. (Masonic Homes Proj.) Series 2006, 5% 11/1/20	1,065,000	1,108,697
Luzerne County Indl. Dev. Auth. Wtr. Facilities Rev. (Pennsylvania-American Wtr. Co. Proj.) Series 2003 A, 3.6%, tender 12/1/09 (AMBAC Insured) (b)(c)	2,000,000	2,000,800
Mifflin County School District:
Series 2007, 7.5% 9/1/26 (XL Cap. Assurance, Inc. Insured)	1,125,000	1,408,635
7.75% 9/1/30 (XL Cap. Assurance, Inc. Insured)	1,175,000	1,462,934
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series A, 6% 6/1/16 (AMBAC Insured)	1,000,000	1,087,170
Montgomery County Higher Ed. & Health Auth. Rev. (Dickinson College Proj.) Series 2006 FF1, 5% 5/1/28 (CDC IXIS Finl. Guaranty Insured)	900,000	927,396
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Montgomery County Indl. Dev. Auth. Rev. (ACTS Retirement-Life Cmntys., Inc. Obligated Group Proj.) Series 2006 B, 5% 11/15/09	$ 1,300,000	$ 1,303,120
Muhlenberg School District Series AA, 5.375% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,055,000	1,138,851
Oxford Area School District 5.375% 2/1/27 (FGIC Insured)	1,790,000	1,949,561
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.:
(Amtrak Proj.) Series 2001 A:
6.25% 11/1/31 (c)	3,300,000	3,367,155
6.375% 11/1/41 (c)	1,300,000	1,323,751
(Exelon Generation Proj.) Series 2009 A, 5%, tender 6/1/12 (b)	3,100,000	3,274,902
(Shippingport Proj.) Series 2002 A, 4.35%, tender 6/1/10 (b)(c)	3,500,000	3,516,485
Pennsylvania Econ. Dev. Fing. Auth. Health Sys. Rev. (Albert Einstein Med. Ctr. Proj.) Series 2009 A, 5.25% 10/15/15	2,000,000	2,085,900
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2004 A, 7%, tender 11/1/10 (b)(c)	1,500,000	1,557,945
Pennsylvania Gen. Oblig.:
First Series, 5.25% 2/1/14 (Pre-Refunded to 2/1/12 @ 100) (d)	125,000	137,375
Second Series 2006, 5% 3/1/20 (Pre-Refunded to 3/1/17 @ 100) (d)	2,600,000	3,089,086
Series 2007 A, 5% 11/1/18	4,805,000	5,616,853
Series 2009, 5% 3/15/27	6,000,000	6,703,020
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Lafayette College Proj.) 6% 5/1/30	2,200,000	2,221,692
(Slippery Rock Univ. Proj.) 5% 7/1/39 (XL Cap. Assurance, Inc. Insured)	2,500,000	2,006,150
(The Univ. of Pennsylvania Health Sys. Proj.) Series 2009 A, 5.25% 8/15/22	2,655,000	2,911,765
(Trustees of the Univ. of Pennsylvania Proj.) Series B, 5.25% 9/1/15	1,000,000	1,180,160
(Univ. of Pennsylvania Health Sys. Proj.) Series A, 5% 8/15/17	3,000,000	3,274,650
(UPMC Health Sys. Proj.):
Series 1999 A:
5.25% 8/1/10 (FSA Insured)	1,000,000	1,011,770
5.25% 8/1/11 (FSA Insured)	1,000,000	1,011,960
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Higher Edl. Facilities Auth. Rev.: - continued
(UPMC Health Sys. Proj.):
Series 2001 A:
6% 1/15/22	$ 400,000	$ 413,136
6% 1/15/31	1,000,000	1,030,690
Series 2000 S, 5.5% 6/15/15 (Pre-Refunded to 6/15/10 @ 100) (d)	500,000	517,840
Pennsylvania Indl. Dev. Auth. Rev.:
5.5% 7/1/16 (AMBAC Insured)	1,035,000	1,116,020
5.5% 7/1/16 (Pre-Refunded to 7/1/12 @ 101) (d)	45,000	50,790
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax Rev. (City of Philadelphia Fdg. Prog.) Series 2009, 5% 6/15/17	6,000,000	6,854,220
Pennsylvania Pub. School Bldg. Auth. School Rev. (Philadelphia School District Proj.) 5% 6/1/33 (Pre-Refunded to 6/1/13 @ 100) (d)	3,210,000	3,637,540
Pennsylvania State Univ.:
Series 2009 A, 5% 3/1/24	1,000,000	1,132,150
Series A, 5% 8/15/29	3,945,000	4,292,988
5% 9/1/29	1,550,000	1,655,121
5% 9/1/35	4,485,000	4,692,252
Pennsylvania Tpk. Commission Oil Franchise Tax Rev. Series 2003 C, 5% 12/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,237,510
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2001 S:
5.625% 6/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,158,000
5.625% 6/1/14	3,595,000	3,852,510
Series 2004 A, 5.25% 12/1/32 (AMBAC Insured)	2,900,000	3,038,301
Series 2006 A:
5% 12/1/23 (AMBAC Insured)	7,695,000	8,317,756
5% 12/1/25 (AMBAC Insured)	7,345,000	7,863,116
5% 12/1/26 (AMBAC Insured)	3,500,000	3,729,950
Series 2008 B1, 5.5% 6/1/33	4,000,000	4,379,920
Series 2008 C4, 6.25% 6/1/38 (Assured Guaranty Corp. Insured)	2,000,000	2,318,440
Philadelphia Arpt. Rev. 5.375% 6/15/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	3,770,000	3,811,282
Philadelphia Auth. Indl. Dev. Lease Rev. Series A, 5% 10/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500,000	1,591,110
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.):
Eighteenth Series:
5.25% 8/1/17 (Assured Guaranty Corp. Insured)	$ 1,500,000	$ 1,624,470
5.25% 8/1/19 (Assured Guaranty Corp. Insured)	1,000,000	1,073,770
5.25% 8/1/20 (Assured Guaranty Corp. Insured)	1,000,000	1,070,110
Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	2,700,000	2,856,411
(1998 Gen. Ordinance Proj.):
Fifth Series A1:
5% 9/1/33 (FSA Insured)	2,800,000	2,868,320
5.25% 9/1/17 (Assured Guaranty Corp. Insured)	3,665,000	3,974,033
5.25% 9/1/18 (Assured Guaranty Corp. Insured)	3,340,000	3,602,825
Fourth Series, 5.25% 8/1/17 (Pre-Refunded to 8/1/13 @ 100) (d)	2,290,000	2,629,882
Seventh Series, 5% 10/1/37 (AMBAC Insured)	3,000,000	2,836,020
Philadelphia Gen. Oblig.:
Series 2001, 5.25% 9/15/12 (FSA Insured)	2,455,000	2,553,716
Series 2008 A, 5.25% 12/15/32 (FSA Insured)	6,000,000	6,358,560
Series 2008 B, 7.125% 7/15/38 (Assured Guaranty Corp. Insured)	3,550,000	4,232,843
Philadelphia Hospitals & Higher Ed. Facilities Auth. Hosp. Rev. (Temple Univ. Health Sys. Proj.) Series B, 5% 7/1/11	1,685,000	1,709,247
Philadelphia Muni. Auth. Rev.:
(Muni. Svcs. Bldg. Lease Prog.) 0% 3/15/11 (FSA Insured)	1,000,000	984,420
Series 2003 B, 5.25% 11/15/11 (FSA Insured)	2,000,000	2,125,960
Philadelphia Redev. Auth. Rev. (Philadelphia Neighborhood Transformation Initiative Proj.):
Series 2002 A, 5.5% 4/15/13 (FGIC Insured)	2,810,000	2,906,243
Series 2005 C, 5% 4/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	935,170
Philadelphia School District:
Series 2004 D:
5.125% 6/1/34 (Pre-Refunded to 6/1/14 @ 100) (d)	1,800,000	2,082,654
5.25% 6/1/34 (Pre-Refunded to 6/1/14 @ 100) (d)	2,785,000	3,237,869
Series 2005 A, 5% 8/1/22 (AMBAC Insured)	2,900,000	3,017,044
Series 2005 D, 5.5% 6/1/16 (FSA Insured)	2,030,000	2,256,365
Philadelphia Wtr. & Wastewtr. Rev. Series A:
5% 11/1/31 (FGIC Insured)	400,000	405,208
5% 11/1/31 (Pre-Refunded to 11/1/12 @ 100) (d)	720,000	803,894
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Philadelphia Wtr. & Wastewtr. Rev. Series A: - continued
5% 7/1/35	$ 4,130,000	$ 4,264,762
5.375% 11/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,130,380
Pittsburgh Gen. Oblig.:
Series 2006 B, 5.25% 9/1/15 (FSA Insured)	2,000,000	2,205,400
Series A:
5% 9/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,020,000	5,230,087
5.5% 9/1/16 (AMBAC Insured)	2,565,000	2,646,362
5.5% 9/1/16 (Pre-Refunded to 3/1/12 @ 100) (d)	2,000,000	2,214,380
Series B, 5.25% 9/1/16 (FSA Insured)	3,000,000	3,300,180
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 1993 A:
6.5% 9/1/13 (Escrowed to Maturity) (d)	4,455,000	5,092,421
6.5% 9/1/13 (FGIC Insured)	5,545,000	6,088,410
Scranton-Lackawanna Health & Welfare Auth. Rev. (Cmnty. Med. Ctr. Proj.) 5.5% 7/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,375,000	3,394,879
Souderton Area School District Series 2009:
5% 11/1/23	3,760,000	4,261,095
5% 11/1/24	2,065,000	2,325,789
Southcentral Pennsylvania Gen. Auth. Rev. (WellSpan Health Obligated Group Proj.) Series 2008 A, 6% 6/1/25	2,500,000	2,781,375
Spring-Ford Area School District:
5.375% 4/1/16 (FSA Insured)	790,000	848,436
5.375% 4/1/17 (FSA Insured)	830,000	887,436
5.375% 4/1/18 (FSA Insured)	875,000	932,059
State Pub. School Bldg. Auth. College Rev.:
(Delaware County Cmnty. College Proj.) 5% 10/1/20 (FSA Insured)	1,000,000	1,115,560
(Montgomery County Cmnty. College Proj.):
5% 5/1/27 (FSA Insured)	1,775,000	1,962,351
5% 5/1/28 (FSA Insured)	1,000,000	1,099,350
Swarthmore Borough Auth. College Rev. Series 2009, 5% 9/15/13	1,250,000	1,422,613
Unionville-Chadds Ford School District Gen. Oblig. Series 2009, 5% 6/1/32	3,000,000	3,240,690
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed.:
(Univ. Cap. Proj.):
Series 2000 B, 5.25% 9/15/34	2,000,000	2,232,980
Series 2009 A, 5% 9/15/16	1,150,000	1,353,872
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed.: - continued
Series 2009 B, 5.5% 9/15/24	$ 5,250,000	$ 6,203,925
Upper Saint Clair Township School District 5.375% 7/15/16 (FSA Insured)	1,855,000	2,009,651
West Allegheny School District Series B, 5.25% 2/1/12 (FGIC Insured)	1,850,000	1,994,911
West Mifflin Area School District Series 2009, 5.125% 4/1/31 (FSA Insured)	1,000,000	1,082,670
Westmoreland County Gen. Oblig. 0% 8/1/15 (Escrowed to Maturity) (d)	4,290,000	3,701,584
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series A:
0% 8/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	3,174,600
0% 8/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500,000	1,496,650
0% 8/15/22	6,550,000	3,470,583
Wilson School District 5.25% 6/1/25 (XL Cap. Assurance, Inc. Insured)	5,740,000	6,066,778
York City Swr. Auth. Swr. Rev. 0% 12/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,235,000	3,054,293
York County School of Technology Auth. Lease Rev. 5.375% 2/15/18 (Pre-Refunded to 2/15/13 @ 100) (d)	1,000,000	1,134,640
		404,329,358
Puerto Rico - 0.8%
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series II, 5.375% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,068,440
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.: - continued
Series QQ, 5.25% 7/1/13 (XL Cap. Assurance, Inc. Insured)	$ 500,000	$ 550,085
Puerto Rico Govt. Dev. Bank Series 2006 B, 5% 12/1/10	1,500,000	1,534,455
		3,152,980
TOTAL INVESTMENT PORTFOLIO - 99.1% (Cost $397,581,716)	414,008,836
NET OTHER ASSETS - 0.9%	3,916,775
NET ASSETS - 100%	$ 417,925,611
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs below please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2009, the aggregate cost of investment securities for income tax purposes was $397,555,204. Net unrealized appreciation aggregated $16,453,632, of which $17,665,072 related to appreciated investment securities and $1,211,440 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For municipal securities, pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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Quarterly Report

Quarterly Holdings Report

for

Fidelity® Short-Intermediate
Municipal Income Fund

September 30, 2009

1.807744.105

STM-QTLY-1109

Investments September 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 89.6%
	Principal Amount (000s)	Value (000s)
Alabama - 1.2%
Birmingham Baptist Med. Ctrs. Spl. Care Facilities Fing. Auth. Rev. (Baptist Health Sys., Inc. Proj.) Series 2005 A, 5% 11/15/09	$ 1,100	$ 1,102
Birmingham Wtrwks. & Swr. Board Wtr. & Swr. Rev. Series 2002 B, 5% 1/1/37 (Pre-Refunded to 1/1/13 @ 100) (g)	10,000	11,214
Health Care Auth. for Baptist Health:
Series 2006 D, 5% 11/15/11	1,540	1,586
Series 2009 A, 6.125%, tender 5/15/12 (c)	4,000	4,169
Huntsville Solid Waste Disp. Auth. & Resource Recovery Rev. Series 2000, 5.75% 10/1/09 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	4,000	4,000
Jefferson County Swr. Rev.:
Series 2001 A, 5.5% 2/1/40 (Pre-Refunded to 2/1/11 @ 101) (g)	3,900	4,153
Series 2002 B, 5% 2/1/41 (Pre-Refunded to 8/1/12 @ 100) (g)	2,070	2,247
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 A, 4.75%, tender 3/19/12 (c)	5,000	5,354
Pell City Spl. Care Facilities Rev. (Noland Health Svcs., Inc. Proj.) Series 2007 A:
5% 12/1/09	500	501
5% 12/1/10	855	862
5% 12/1/12	750	760
Univ. of Alabama at Birmingham Hosp. Rev. Series 2008 A, 5% 9/1/13	1,175	1,280
		37,228
Alaska - 0.3%
Alaska Student Ln. Corp. Student Ln. Rev. Series 2000 A, 5.85% 7/1/13 (Pre-Refunded to 7/1/10 @ 100) (f)(g)	3,285	3,401
Anchorage Gen. Oblig. Series B, 5.75% 12/1/11 (Pre-Refunded to 12/1/10 @ 100) (g)	2,500	2,653
North Slope Borough Gen. Oblig. Series 2000 B, 0% 6/30/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,775	3,730
		9,784
Arizona - 2.4%
Arizona Ctfs. of Prtn. Series 2002 B, 5.5% 9/1/10 (FSA Insured)	9,025	9,430
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.):
Series 2008 A, 5% 1/1/13	$ 2,000	$ 2,160
Series 2008 D:
5% 1/1/13	3,250	3,510
5% 1/1/14	2,000	2,175
Arizona School Facilities Board Ctfs. of Prtn. Series 2008, 5.5% 9/1/13	18,780	21,169
Arizona Wtr. Infrastructure Fin. Auth. Rev. Series 2009 A:
5% 10/1/18	1,000	1,197
5% 10/1/20	5,180	6,167
Coconino County Poll. Cont. Corp. Rev. (Arizona Pub. Svc. Co. Navajo Proj.) Series 2009 A, 5.5%, tender 6/1/14 (c)	6,000	6,290
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 6%, tender 5/1/14 (c)	4,800	5,127
Nogales Rev. Oblig. (Wastewtr. Systems Proj.) Series 2006A, 3.75%, tender 10/1/09, LOC JPMorgan Chase Bank (c)	3,000	3,000
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.:
Series 2009 A, 5% 7/1/15	5,835	6,752
Series 2009 B, 5% 7/1/16	5,090	5,940
Tucson Gen. Oblig. Series 2005, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,250	1,427
Tucson Wtr. Rev. Series 2001 A:
5% 7/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,340	1,403
5% 7/1/15 (FGIC Insured)	1,645	1,821
		77,568
California - 8.0%
California Dept. of Wtr. Resources Pwr. Supply Rev. Series 2002 A, 5.25% 5/1/12	6,000	6,578
California Econ. Recovery:
Series 2004 A:
5% 7/1/15	6,200	6,924
5.25% 1/1/11	7,700	8,069
5.25% 7/1/12	6,010	6,580
5.25% 7/1/13	2,440	2,732
5.25% 7/1/13	2,400	2,687
Series 2008 A, 5% 1/1/11	3,000	3,134
Series 2008 B, 5%, tender 3/1/11 (c)	6,400	6,714
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.:
5% 2/1/11	$ 4,000	$ 4,186
5% 2/1/11	70	73
5% 10/1/11	1,650	1,763
5% 2/1/12	1,650	1,771
5% 3/1/12	15,000	16,136
5% 9/1/12	1,700	1,853
5% 10/1/12	12,600	13,764
5% 11/1/13	10,000	11,130
5.25% 9/1/10	18,050	18,661
5.25% 2/1/11	2,465	2,588
5.5% 3/1/11 (FGIC Insured)	3,210	3,391
5.5% 3/1/11 (XL Cap. Assurance, Inc. Insured)	1,315	1,389
6.5% 9/1/10	1,760	1,841
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series 2008 H, 5.125% 7/1/22	2,850	2,949
Series 2009 D, 5%, tender 7/1/14 (c)	2,900	3,058
(Cedars-Sinai Med. Ctr. Proj.) Series 2005, 5% 11/15/10	1,000	1,040
(Children's Hosp. of Orange County Proj.) Series 2009 A, 5% 11/1/13	1,100	1,175
(St. Joseph Health Sys. Proj.) Series 2009 C, 5%, tender 10/16/14 (c)	4,300	4,663
California Infrastructure & Econ. Dev. Bank Rev. (The J. Paul Getty Trust Proj.):
Series 2003 C, 3.9%, tender 12/1/11 (c)	2,100	2,234
Series 2007 A3, 2.25%, tender 4/1/12 (c)	6,500	6,652
California Muni. Fin. Auth. Ctfs. of Prtn. (Cmnty. Hospitals of Central California Obligated Group Proj.) Series 2009, 3% 2/1/11 (b)	1,000	1,000
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2003 A, 5%, tender 5/1/13 (c)(f)	2,300	2,402
California State Univ. Rev. Series 2007 C, 5% 11/1/13 (FSA Insured)	1,335	1,509
California Statewide Cmntys. Dev. Auth. Rev. (Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.85%, tender 6/1/12 (c)	3,800	3,901
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2003 B:
5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (g)	2,000	2,280
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.: - continued
Series 2003 B:
5.625% 6/1/38 (Pre-Refunded to 6/1/13 @ 100) (g)	$ 3,030	$ 3,468
Series 2007 A1, 5% 6/1/12	2,570	2,682
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series 2009 B, 5% 7/1/17	12,905	14,985
Los Angeles Unified School District:
(Election of 1997 Proj.) Series 2002 E, 5.5% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,400	4,836
Series E, 5% 7/1/11	6,075	6,493
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5% 6/1/15	12,240	14,208
Newport Beach Rev. (Hoag Memorial Hosp. Presbyterian Proj.) Series 2009 E, 5%, tender 2/7/13 (c)	2,500	2,706
Northern California Gas Auth. #1 Gas Proj. Rev. Series 2007 A, 5% 7/1/11	600	625
Northern California Pwr. Agcy. Rev. (Geothermal #3 Proj.) Series 2009 A:
5% 7/1/13	1,020	1,127
5% 7/1/14	1,120	1,251
5% 7/1/15	2,170	2,436
Poway Unified School District Pub. Fing. Auth. Lease Rev.:
Cap. Appreciation Series 2007, 0%, tender 6/1/10 (FSA Insured) (c)	3,655	3,589
Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (c)	7,235	5,896
San Diego Cmnty. College District Series 2007, 0% 8/1/16 (FSA Insured)	1,160	925
San Diego Pub. Facilities Fing. Auth. Swr. Rev.:
Series 2009 A:
5% 5/15/13	5,415	6,064
5% 5/15/15	1,845	2,124
Series 2009 B, 5% 5/15/14	7,000	7,960
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series A, 0% 1/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,600	3,148
Sulphur Springs Union School District Ctfs. of Prtn. 0%, tender 3/1/11 (AMBAC Insured) (c)	985	947
Univ. of California Revs.:
(UCLA Med. Ctr. Proj.) 4.55% 12/1/09 (Escrowed to Maturity) (g)(i)	5,230	5,264
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Univ. of California Revs.: - continued
Series K, 5% 5/15/10	$ 4,655	$ 4,784
Western Placer Unified School District Ctfs. of Prtn. (School Facilities Proj.) Series 2006 B, 3.625%, tender 12/1/09 (FSA Insured) (c)	3,170	3,182
		253,527
Colorado - 0.2%
Colorado Health Facilities Auth. Rev.:
(Adventist Health Sys. - Sunbelt Proj.):
Series 2006 E:
5% 11/15/11	2,110	2,242
5% 11/15/11 (Escrowed to Maturity) (g)	120	130
Series 2006 F:
5% 11/15/12	380	411
5% 11/15/12 (Escrowed to Maturity) (g)	845	941
(Volunteers of America Care Proj.) Series 2007 A, 5% 7/1/10	615	611
Denver City & County Arpt. Rev. Series 2001 A, 5.625% 11/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	2,000	2,097
Univ. of Colorado Enterprise Sys. Rev. Series 2009 A, 5% 6/1/17	500	586
		7,018
Connecticut - 1.7%
Connecticut Gen. Oblig.:
Series 2001 D, 5.125% 11/15/18 (Pre-Refunded to 11/15/11 @ 100) (g)	5,000	5,425
Series 2006 F, 5% 12/1/11	23,100	25,159
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 1998 A, 5.5% 10/1/13 (FGIC Insured)	4,300	4,998
Series 2009 1:
5% 2/1/14	2,500	2,825
5% 2/1/15	11,995	13,699
Hartford Gen. Oblig. Series A:
5% 8/15/11 (Assured Guaranty Corp. Insured)	1,870	2,009
5% 8/15/12 (Assured Guaranty Corp. Insured)	1,000	1,107
		55,222
District Of Columbia - 0.8%
District Columbia Income Tax Rev. Series 2009 C, 5% 12/1/13	5,500	6,251
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - continued
District of Columbia Gen. Oblig.:
Series 2007 B, 5% 6/1/16 (AMBAC Insured)	$ 3,555	$ 4,013
Series B, 0% 6/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,600	3,385
District of Columbia Rev. (Medlantic/Helix Proj.) Series 1998 C, 5% 8/15/15 (FSA Insured)	1,500	1,631
District of Columbia Univ. Rev. (Georgetown Univ. Proj.) Series 2001 B, 4.7%, tender 4/1/18 (c)	8,500	8,925
Washington DC Metropolitan Transit Auth. Rev. Series 2009 A, 5% 7/1/14	1,000	1,129
		25,334
Florida - 4.0%
Broward County School Board Ctfs. of Prtn. Series 2008 A, 5% 7/1/15 (FSA Insured)	5,495	6,085
Citizens Property Ins. Corp. Series 2007 A, 5% 3/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,025	4,178
Clay County Infrastructure Sales Surtax Rev. 5% 10/1/15 (Assured Guaranty Corp. Insured)	7,745	8,508
Clearwater Wtr. and Swr. Rev. Series 2009 B, 5% 12/1/14	2,000	2,240
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2003 A, 5.25% 11/15/13	4,265	4,795
Florida Gen. Oblig. (Dept. of Trans. Right-of-Way and Bridge Construction Proj.) Series 2005 B, 6.375% 7/1/13	8,020	9,344
Highlands County Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2001 A, 6% 11/15/31 (Pre-Refunded to 11/15/11 @ 101) (g)	4,600	5,084
Series 2002, 3.95%, tender 9/1/12 (c)	7,950	8,251
Series 2005 A, 5% 11/15/10	1,000	1,040
Series 2006 G:
5% 11/15/09	420	422
5% 11/15/09 (Escrowed to Maturity) (g)	15	15
5% 11/15/10	385	400
5% 11/15/10 (Escrowed to Maturity) (g)	15	16
5% 11/15/11	675	715
5% 11/15/11 (Escrowed to Maturity) (g)	25	27
(Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2008 A, 6.1%, tender 11/14/13 (c)	1,000	1,140
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Hillsborough County Indl. Dev. (H Lee Moffitt Cancer Ctr. Proj.) Series 2007 A, 5% 7/1/12	$ 1,310	$ 1,378
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. (Tampa Elec. Co. Proj.):
Series 2006, 5%, tender 3/15/12 (AMBAC Insured) (c)	1,500	1,555
Series 2007 B, 5.15%, tender 9/1/13 (c)	1,750	1,890
Indian River County Wtr. & Swr. Rev.:
5% 9/1/15	1,000	1,149
5% 9/1/17	1,000	1,163
Jacksonville Elec. Auth. Elec. Sys. Rev. Series 2009 B:
5% 10/1/11	2,500	2,673
5% 10/1/12	7,350	7,987
Kissimmee Util. Auth. Elec. Sys. Rev. Series 2003:
5.25% 10/1/14	775	878
5.25% 10/1/15	3,525	4,017
Lakeland Hosp. Sys. Rev. (Reg'l. Health Systems Proj.) 5% 11/15/11	2,545	2,677
Lee County Solid Waste Sys. Rev. Series 2001, 5.25% 10/1/09 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	1,000	1,000
Lee Memorial Health Sys. Board of Directors Hosp. Rev. Series A, 5.75% 4/1/12 (FSA Insured)	1,980	2,158
Miami-Dade County Cap. Asset Acquisition Series 2002 A, 5% 4/1/12 (AMBAC Insured)	2,800	2,990
Miami-Dade County Health Facilities Auth. Hosp. Rev. (Miami Children's Hosp. Proj.) Series 2006 A, 4.125%, tender 8/1/11 (c)	2,000	2,045
Miami-Dade County Indl. Dev. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. of Florida Proj.) Series 2006, 2.75%, tender 4/1/10 (c)	1,000	1,000
Miami-Dade County School Board Ctfs. of Prtn. Series 2003 B, 5%, tender 5/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	1,500	1,540
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5% 10/1/14 (FSA Insured)	4,000	4,460
North Brevard County Hosp. District Rev. (Parrish Med. Ctr. Proj.) Series 2008:
3.5% 10/1/09	990	990
4.625% 10/1/12	1,110	1,169
Orange County Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 1992, 5.75% 11/15/12 (FSA Insured)	2,615	2,622
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Orange County Health Facilities Auth. Rev.: - continued
(Orlando Reg'l. Health Care Sys. Proj.) Series 2008 A, 5% 11/1/15 (FSA Insured)	$ 1,825	$ 1,958
Polk County Cap. Impt. Rev.:
Series 2002, 5.5% 12/1/11 (FGIC Insured)	3,470	3,745
Series 2004, 5.5%, tender 12/1/10 (FSA Insured) (c)	9,000	9,465
Polk County School District Sales Tax Rev. Series 2007, 5% 10/1/12 (FSA Insured)	6,080	6,588
Sarasota County School Board Ctfs. of Prtn. (Master Lease Prog.):
5% 7/1/13	3,435	3,790
5% 7/1/14	2,000	2,208
Univ. Athletic Assoc., Inc. Athletic Prog. Rev. Series 2001, 3%, tender 10/1/09, LOC SunTrust Banks, Inc. (c)	1,000	1,000
		126,355
Georgia - 3.2%
Atlanta Wtr. & Wastewtr. Rev. Series 2009 A, 5% 11/1/13	3,500	3,747
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Oglethorpe Pwr. Corp. Proj.) Series 2008 D, 6.75%, tender 4/1/12 (c)	7,600	8,353
Carroll County School District Series 2007, 5% 4/1/11	8,000	8,512
Fulton County Facilities Corp. Ctfs. of Prtn. (Gen. Purp. Proj.) Series 2009:
5% 11/1/12	1,555	1,692
5% 11/1/13	7,550	8,338
5% 11/1/14	7,490	8,335
Georgia Gen. Oblig. Series 1999 B, 5.75% 8/1/13	5,180	6,041
Georgia Muni. Elec. Auth. Pwr. Rev. Series 1992 B, 8.25% 1/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,105	4,431
Georgia Road & Thruway Auth. Rev. Series 2009 A, 5% 6/1/12	8,100	8,853
Henry County School District Series 2007 A, 5% 4/1/10	10,000	10,225
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2007 A, 5% 9/15/12	1,195	1,233
Monroe County Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Scherer Proj.) First Series 1995, 4.5%, tender 4/1/11 (c)	5,200	5,434
(Georgia Pwr. Co. Proj.) Series 2007 A, 4.75%, tender 4/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	5,705	5,840
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Muni. Elec. Auth. of Georgia (Proj. One) Series 2008 A:
5% 1/1/13	$ 2,000	$ 2,185
5% 1/1/14	3,000	3,316
5.25% 1/1/17 (Berkshire Hathaway Assurance Corp. Insured)	7,925	9,088
Pub. Gas Partners, Inc. Rev. (Gas Supply Pool No. 1 Proj.) Series A:
5% 10/1/11 (b)	1,500	1,597
5% 10/1/12 (b)	1,000	1,084
Walton County Series 2007:
5% 1/1/10 (FGIC Insured)	2,000	2,019
5% 1/1/11 (FGIC Insured)	3,000	3,133
		103,456
Hawaii - 1.3%
Hawaii Arpts. Sys. Rev. Series 2000 B, 8% 7/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	3,850	4,037
Hawaii Gen. Oblig.:
Series 2009 DQ, 5% 6/1/15	7,670	8,868
Series 2009 DR, 5% 6/1/16	10,540	12,287
Series CU:
5.75% 10/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,040	3,191
5.75% 10/1/11 (Pre-Refunded to 10/1/10 @ 100) (g)	170	179
Series DR, 5% 6/1/15	11,790	13,631
		42,193
Illinois - 7.7%
Chicago Board of Ed.:
Series 1997, 6.75% 12/1/10 (AMBAC Insured)	4,160	4,404
Series 2009 D:
5% 12/1/17 (Assured Guaranty Corp. Insured)	4,115	4,684
5% 12/1/18 (Assured Guaranty Corp. Insured)	2,335	2,654
Chicago Gen. Oblig.:
(City Colleges Proj.) Series 1999, 0% 1/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,200	5,479
Series A:
5.25% 1/1/12 (Escrowed to Maturity) (g)	825	904
5.25% 1/1/12 (FSA Insured)	175	189
Series B, 5.125% 1/1/15 (AMBAC Insured)	3,995	4,494
Chicago Midway Arpt. Rev. Series 2004 B:
5% 1/1/10 (AMBAC Insured)	1,225	1,236
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Midway Arpt. Rev. Series 2004 B: - continued
5% 1/1/11 (AMBAC Insured)	$ 3,625	$ 3,756
Chicago O'Hare Int'l. Arpt. Rev.:
Series 1999, 5.5% 1/1/10 (AMBAC Insured) (f)	2,900	2,929
Series 2008 A:
5% 1/1/12 (FSA Insured)	3,500	3,759
5% 1/1/13 (FSA Insured)	4,000	4,370
Series A, 5% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,165	1,251
Chicago Park District:
Series 2003 C, 5% 1/1/11 (AMBAC Insured)	2,515	2,631
Series 2004 B, 5% 1/1/11 (AMBAC Insured)	5,750	6,038
Chicago Sales Tax Rev. Series 1998, 5.5% 1/1/16 (FGIC Insured) (FSA Insured)	1,710	2,016
Chicago Transit Auth. Cap. Grant Receipts Rev.:
(Fed. Transit Administration Section 5307 Proj.):
Series 2004 A, 5.25% 6/1/10 (AMBAC Insured)	4,900	5,037
Series 2006 A, 5% 6/1/19	2,500	2,737
(Fed. Transit Administration Section 5309 Proj.) Series 2008 A:
5% 6/1/10	1,705	1,747
5% 6/1/13	3,765	4,198
Cook County Thorton Township High School District #205 5.5% 12/1/16 (Assured Guaranty Corp. Insured)	2,500	2,930
Granite City Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2002, 4.875%, tender 5/3/10 (c)(f)	5,500	5,547
Illinois Dev. Fin. Auth. Rev. (DePaul Univ. Proj.) Series 2004 C, 5.5% 10/1/10	1,900	1,968
Illinois Edl. Facilities Auth. Revs.:
(Art Institute of Chicago Proj.) Series 2003, 3.85%, tender 3/1/11 (c)	12,800	13,039
(Field Museum of Natural History Proj.) Series 2002, 4.05%, tender 11/1/11 (c)	3,250	3,283
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008, 5.25% 10/1/15	2,220	2,362
Illinois Fin. Auth. Nat'l. Rural Utils. Coop. Fin. Corp. Solid Waste Disp. Rev. 3.25%, tender 5/19/10 (c)	4,100	4,101
Illinois Fin. Auth. Rev.:
(Advocate Health Care Proj.):
Series 2008 A3, 3.875%, tender 5/1/12 (c)	4,000	4,114
Series 2008 C B3, 4.375%, tender 7/1/14 (c)	4,000	4,162
(DePaul Univ. Proj.) Series 2005 A, 5% 10/1/11	1,450	1,526
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Northwest Cmnty. Hosp. Proj.) Series 2008 A:
5% 7/1/12	$ 750	$ 812
5% 7/1/13	415	455
5% 7/1/15	1,000	1,100
(Rush Univ. Med. Ctr. Proj.) Series 2006 B:
5% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,075	3,244
5% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700	1,780
(The Carle Foundation Proj.) Series 2009 A, 5% 2/15/12 (Assured Guaranty Corp. Insured)	4,965	5,226
Illinois Gen. Oblig.:
(Illinois FIRST Proj.) Series 2001, 5% 11/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,592
First Series 2001, 5.25% 5/1/11 (FSA Insured)	1,515	1,611
First Series, 5.5% 8/1/10	1,495	1,551
Series 2002:
5.375% 7/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,745	7,223
5.5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,495	1,735
Series 2004 B, 5% 3/1/14	15,500	17,326
Series 2005, 5% 4/1/13 (AMBAC Insured)	5,000	5,494
Series 2009, 4% 4/26/10	25,000	25,474
5.75% 4/1/12 (Pre-Refunded to 4/1/10 @ 100) (g)	1,000	1,026
Illinois Health Facilities Auth. Rev.:
(Delnor-Cmnty. Hosp. Proj.) Series 2003 A:
5% 5/15/15 (FSA Insured)	2,250	2,418
5% 5/15/16 (FSA Insured)	2,325	2,491
(Edward Hosp. Obligated Group Proj.) Series 2001 B, 5.125% 2/15/25 (Pre-Refunded to 2/15/11 @ 101) (g)	8,500	9,106
Kane & DeKalb Counties Cmnty. Unit School District #301 Series 1995, 0% 12/1/10 (AMBAC Insured)	2,000	1,963
Kane & DuPage Counties Cmnty. Unit School District #303, Saint Charles Series 2002 B, 5.5% 1/1/12 (FSA Insured)	2,270	2,483
Kane County School District #129, Aurora West Side Series 2002 A, 5.75% 2/1/14 (Pre-Refunded to 2/1/12 @ 100) (g)	1,600	1,777
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.:
0% 12/1/15 (Escrowed to Maturity) (g)	$ 580	$ 502
0% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,520	1,270
Lake County Cmnty. High School District #128, Libertyville Series 2004, 5% 1/1/11	2,365	2,489
Madison County Cmnty. United School District #007 Series 2007 A, 5% 12/1/11 (FSA Insured)	2,965	3,207
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev.:
(McCormick Place Expansion Proj.) Series 1996 A, 0% 12/15/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,725	2,396
Series 2002 A, 0% 6/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,325	8,067
Series 2002, 0% 6/15/10 (Escrowed to Maturity) (g)	5,000	4,969
Quincy Hosp. Rev. (Blessing Hosp. Proj.) Series 2007, 5% 11/15/10	1,285	1,319
Rosemont Gen. Oblig. Series 1993 A, 0% 12/1/11 (FGIC Insured)	3,695	3,578
Univ. of Illinois Ctfs. of Prtn. (Util. Infrastructure Proj.) Series 2003, 5% 8/15/11 (AMBAC Insured)	1,360	1,459
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.) Series 2005 A, 5% 4/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,050	5,315
0% 4/1/14	2,350	2,136
Will County Cmnty. Unit School District #365-U Series 2002:
0% 11/1/14 (FSA Insured)	1,900	1,637
0% 11/1/16 (FSA Insured)	2,675	2,077
		243,853
Indiana - 2.7%
Carmel High School Bldg. Corp. Series 2005, 5% 1/10/11 (FSA Insured)	1,000	1,051
Hamilton Southeastern Consolidated School Bldg. Corp.:
Series 2004:
5% 1/15/10 (FSA Insured)	1,835	1,858
5% 1/15/11 (FSA Insured)	1,910	1,993
5% 1/15/12 (FSA Insured)	1,990	2,138
Series 2005 A:
5% 1/10/10 (FSA Insured)	1,750	1,771
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Hamilton Southeastern Consolidated School Bldg. Corp.: - continued
Series 2005 A:
5.25% 7/10/11 (FSA Insured)	$ 2,295	$ 2,448
5.25% 1/10/12 (FSA Insured)	1,355	1,463
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 C, 5% 11/1/13	3,000	3,284
Indiana Fin. Auth. Hosp. Rev. (Parkview Health Sys. Oblig. Group Proj.) Series 2009 A:
5% 5/1/14	3,500	3,788
5% 5/1/15	6,420	6,961
Indiana Fin. Auth. Rev.:
(Ascension Health Proj.) Series 2008 E7, 3.5%, tender 12/15/09 (c)	5,000	5,025
(Wabash Valley Correctional Facilities Proj.) Series 2009 A, 5% 7/1/15	8,025	9,123
5% 7/1/14	2,500	2,822
Indiana Health & Edl. Facilities Fing. Auth. Rev. (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (c)	4,000	4,177
Indiana Health Facility Fing. Auth. Rev. (Ascension Health Subordinate Cr. Proj.):
Series 2005 A3, 5%, tender 7/1/11 (c)	4,100	4,329
Series A2, 3.75%, tender 2/1/12 (c)	7,500	7,765
Indianapolis Local Pub. Impt. Bond Bank (Wtrwks. Proj.) Series 2002 A, 5.5% 7/1/16 (Pre-Refunded to 7/1/12 @ 100) (g)	5,000	5,609
Jasper County Indl. Poll. Ctl. Rev. (Northern Indiana Pub. Svc. Co. Proj.) Series 1988 B, 5.2% 6/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,196
Logansport High School Bldg. Corp. Series 2005:
5.25% 1/15/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,052
5.25% 7/15/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,020	1,094
5.25% 1/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,045	1,136
5.25% 7/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,075	1,185
Muncie School Bldg. Corp. Series 2005, 5.25% 7/10/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,585	1,752
New Albany Floyd County Independent School Bldg. Corp. Series 2005, 5% 1/15/11 (FSA Insured)	1,000	1,052
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Purdue Univ. Rev. (Student Facilities Sys. Proj.) Series 2009 B:
4% 7/1/17	$ 500	$ 546
5% 7/1/15	315	364
5% 7/1/16	500	577
Rockport Poll. Cont. Rev. (AEP Generating Co. Proj.) Series 1995 A, 4.15%, tender 7/15/11 (AMBAC Insured) (c)	1,600	1,614
Univ. of Southern Indiana Rev. Series J:
5% 10/1/14 (Assured Guaranty Corp. Insured)	1,985	2,217
5% 10/1/15 (Assured Guaranty Corp. Insured)	1,000	1,123
5% 10/1/16 (Assured Guaranty Corp. Insured)	1,165	1,312
West Clark 2000 School Bldg. Corp. Series 2005:
5.25% 1/15/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,065	1,121
5.25% 7/15/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,125	1,208
5.25% 1/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,150	1,252
		87,406
Iowa - 0.2%
Iowa Fin. Auth. Health Facilities Rev. Series 2005 A, 5% 2/15/16 (Assured Guaranty Corp. Insured)	1,700	1,837
Iowa Higher Ed. Ln. Auth. Rev. (Grinnell College Proj.) Series 2001, 2.1% 12/1/11	3,200	3,258
		5,095
Kansas - 1.0%
Junction City Gen. Oblig. Series B, 4% 6/1/10	1,200	1,220
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2009 D:
5% 11/15/14 (b)	575	633
5% 11/15/15 (b)	625	690
5% 11/15/16 (b)	875	966
Kansas Dev. Fin. Auth. Health Facilities Rev. (Hays Med. Ctr. Proj.) Series 2005 L:
5.25% 11/15/10	545	566
5.25% 11/15/12	680	733
Olathe Health Facilities Rev. (Olathe Med. Ctr. Proj.) Series 2008 A, 4.125%, tender 3/1/13 (c)	1,600	1,645
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Kansas - continued
Overland Park Dev. Corp. Rev. (Overland Park Convention Ctr. Hotel Proj.) Series 2000 A, 7.375% 1/1/32 (Pre-Refunded to 1/1/11 @ 101) (g)	$ 10,300	$ 11,230
Wichita Hosp. Rev. (Via Christi Health Sys., Inc. Proj.) Series 2009 III A:
5% 11/15/14	2,405	2,646
5% 11/15/15	6,245	6,868
5% 11/15/16	5,410	5,945
		33,142
Kentucky - 0.4%
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (Baptist Healthcare Sys. Proj.) Series A, 5% 8/15/15	4,000	4,452
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. (Louisville Gas and Electronic Co. Proj.) Series 2005 A, 5.75%, tender 12/2/13 (c)	6,000	6,648
		11,100
Louisiana - 0.3%
East Baton Rouge Parish Pub. Impt. Sales Tax Rev. Series ST-2005 B, 5% 2/1/12 (AMBAC Insured)	1,000	1,077
Ernest N. Morial-New Orleans Exhibit Hall Auth. Spl. Tax Series 2003 A, 5.25% 7/15/11 (Escrowed to Maturity) (g)	2,060	2,222
Louisiana Military Dept. Custody Receipts 5% 8/1/10	1,530	1,567
Louisiana Pub. Facilities Auth. Rev. (Christus Health Proj.) Series 2009 A:
5% 7/1/13	3,500	3,766
5% 7/1/16	2,000	2,133
		10,765
Maryland - 2.9%
Baltimore Proj. Rev. (Wtr. Proj.) Series 2007 D:
5% 7/1/10 (AMBAC Insured)	690	712
5% 7/1/11 (AMBAC Insured)	1,985	2,113
Maryland Gen. Oblig.:
(State & Local Facilities Ln. Prog.):
First Series 2005 B, 5.25% 2/15/12	20,000	22,048
First Series 2008, 5% 3/1/12	10,000	10,979
Second Series B:
5.25% 8/15/14	6,650	7,794
5.25% 8/15/15	13,705	16,307
5.25% 8/15/16	16,100	19,382
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Johns Hopkins Health Sys. Obligated Group Proj.) Series 2008 B, 5%, tender 5/15/15 (c)	$ 2,225	$ 2,460
(Univ. of Maryland Med. Sys. Proj.) Series 2008 F:
5% 7/1/13	2,400	2,599
5% 7/1/14	3,500	3,838
Montgomery County Gen. Oblig. (Dept. of Liquor Cont. Proj.) Series 2009 A, 5% 4/1/15	1,725	1,970
Prince Georges County Ctfs. of Prtn. (Equip. Acquisition Prog.) Series 2004, 5.25% 5/15/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,535	1,580
		91,782
Massachusetts - 3.2%
Braintree Gen. Oblig. Series 2009:
5% 5/15/14	1,000	1,134
5% 5/15/16	4,400	5,092
Lynn Gen. Oblig. 5% 12/1/11	1,500	1,623
Massachusetts Bay Trans. Auth. Series 1993 A, 5.5% 3/1/12	1,000	1,037
Massachusetts Dept. of Agricultural Resources Higher Ed. Rev. Series 2006 A, 5% 1/1/11	1,000	1,028
Massachusetts Dev. Fin. Agcy. Rev. (Boston College Proj.):
Series Q1:
4% 7/1/15	1,500	1,634
4% 7/1/16	1,000	1,092
5% 7/1/13	1,000	1,114
Series Q2:
4% 7/1/15	1,170	1,274
4% 7/1/16	1,000	1,092
5% 7/1/13	1,100	1,226
5% 7/1/14	1,080	1,216
5% 7/1/17	1,370	1,597
Massachusetts Fed. Hwy. Series 2000 A:
5.75% 6/15/13	3,000	3,146
5.75% 12/15/14 (Pre-Refunded to 12/15/10 @ 100) (g)	5,000	5,238
Massachusetts Gen. Oblig.:
Series 2000 A, 6% 2/1/10	2,500	2,545
Series 2001 A, 5.5% 1/1/11	5,000	5,299
Series 2002 C:
5% 11/1/21 (Pre-Refunded to 11/1/12 @ 100) (g)	8,100	9,005
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Series 2002 C:
5.25% 11/1/30 (Pre-Refunded to 11/1/12 @ 100) (g)	$ 2,495	$ 2,792
Series 2003 C, 5.5% 10/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,130	1,185
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Amherst College Proj.) Series 2009 K2, 2.75%, tender 1/5/12 (c)	1,000	1,023
(Baystate Health Sys. Proj.) Series 2009 K, 5%, tender 7/1/13 (c)	7,000	7,587
(Northeastern Univ. Proj.):
Series 2008 T2, 4.125%, tender 4/19/12 (c)	1,200	1,216
Series 2009 T1, 4.125%, tender 2/16/12 (c)	2,100	2,136
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series 2001 A, 5.5% 1/1/12 (AMBAC Insured) (f)	1,000	949
Massachusetts Spl. Oblig. Rev. (Fed. Hwy. Grant Anticipation Note Prog.) Series 2003 A:
5% 12/15/12 (FSA Insured)	3,300	3,669
5% 12/15/13 (FSA Insured)	2,000	2,256
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Series 2000 A:
5.75% 8/1/30 (Pre-Refunded to 8/1/10 @ 101) (g)	19,000	20,031
5.75% 8/1/39 (Pre-Refunded to 8/1/10 @ 101) (g)	5,000	5,271
Series B, 5.2% 8/1/22 (Pre-Refunded to 8/1/11 @ 101) (g)	8,350	9,089
		102,596
Michigan - 2.4%
Allegan Pub. School District Series 2008, 5% 5/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,590	1,732
Big Rapids Pub. School District:
5% 5/1/13 (Assured Guaranty Corp. Insured)	1,195	1,302
5% 5/1/14 (Assured Guaranty Corp. Insured)	1,190	1,308
Chelsea School District 5% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,750	1,940
Clarkston Cmnty. Schools Series 2008, 5% 5/1/12 (FSA Insured)	3,000	3,239
Detroit City School District Series 2001 A, 5.5% 5/1/11 (FSA Insured)	1,200	1,243
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Detroit Swr. Disp. Rev.:
Series 1999 A, 5.75% 7/1/26 (Pre-Refunded to 1/1/10 @ 101) (g)	$ 2,000	$ 2,045
Series 2006 D, 1% 7/1/32 (c)	4,085	3,175
DeWitt Pub. Schools Gen. Oblig. 5% 5/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,280	1,307
Grand Haven Area Pub. Schools 5% 5/1/12 (FSA Insured)	2,965	3,240
Grand Rapids Cmnty. College:
5% 5/1/12 (FSA Insured)	1,305	1,435
5% 5/1/13 (FSA Insured)	1,305	1,470
Grand Valley Michigan State Univ. Rev. Series 2009, 5% 12/1/16	1,320	1,444
Kalamazoo Pub. Schools 5% 5/1/13 (Assured Guaranty Corp. Insured)	2,940	3,214
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2008 A, 5.25%, tender 1/15/14 (c)	2,000	2,149
Lincoln Consolidated School District 5% 5/1/12 (FSA Insured)	1,485	1,627
Michigan Bldg. Auth. Rev. (Facilities Prog.) Series I:
5.5% 10/15/09	2,705	2,709
5.5% 10/15/13	2,075	2,208
5.5% 10/15/13 (Pre-Refunded to 10/15/11 @ 100) (g)	125	137
Michigan Gen. Oblig. (Envir. Protection Prog.) Series 1992, 6.25% 11/1/12	2,735	2,921
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.) Series 2008 A, 5.25% 5/15/14	4,160	4,322
(Oakwood Hosp. Proj.) Series 2007 A, 5% 7/15/11	2,700	2,784
Michigan Muni. Bond Auth. Rev. (Local Govt. Ln. Prog.) Series 2009 C:
5% 5/1/13	1,645	1,791
5% 5/1/14	2,140	2,349
5% 5/1/15	1,845	2,037
5% 5/1/16	1,865	2,063
Plymouth-Canton Cmnty. School District 5% 5/1/12 (FSA Insured)	4,000	4,308
Pontiac Tax Increment Fin. Auth. Series 2002, 6.25% 6/1/22 (Pre-Refunded to 6/1/12 @ 101) (g)	2,260	2,581
Royal Oak City School District 5% 5/1/12	2,000	2,174
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Troy School District 5% 5/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000	$ 1,063
Wayne-Westland Cmnty. Schools 5% 5/1/10 (FSA Insured)	1,225	1,256
West Bloomfield School District 5% 5/1/15 (Assured Guaranty Corp. Insured)	1,400	1,556
Western Michigan Univ. Rev.:
5.25% 11/15/14 (Assured Guaranty Corp. Insured)	2,135	2,411
5.25% 11/15/15 (Assured Guaranty Corp. Insured)	3,275	3,725
Western Townships Utils. Auth. Swr. Disp. Sys. Rev. Series 2009:
3% 1/1/11 (b)	1,000	1,019
3% 1/1/12 (b)	1,000	1,027
		76,311
Minnesota - 0.2%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (HealthPartners Obligated Group Proj.) Series 2003, 5.25% 12/1/10	500	513
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2008 A, 5% 1/1/13 (f)	1,000	1,068
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2009 A, 5% 1/1/15 (Assured Guaranty Corp. Insured)	1,000	1,110
Saint Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.) Series 2008 C, 5.5% 7/1/10	2,000	2,054
Saint Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (Healthpartners Oblig. Group Proj.) Series 2006:
5% 5/15/10	200	202
5% 5/15/11	300	308
Saint Paul Port Auth. Lease Rev. (HealthEast Midway Campus Proj.) Series 2003 A, 5% 5/1/10	165	166
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2009 A, 5% 1/1/16	1,000	1,102
Waconia Independent School District #110 Series 2003 A, 5% 2/1/11 (FSA Insured)	940	990
		7,513
Mississippi - 0.1%
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2002, 4.4%, tender 3/1/11 (c)(f)	1,100	1,111
Mississippi Dev. Bank Spl. Oblig. (Marshall County Correctional Facility Proj.) Series 2008 C, 5% 8/1/11	1,050	1,109
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Mississippi - continued
Mississippi Hosp. Equip. & Facilities Auth.:
(Mississippi Baptist Med. Ctr. Proj.) Series 2007 A, 5% 8/15/11	$ 1,000	$ 1,037
(South Central Reg'l. Med. Ctr. Proj.) Series 2006, 5% 12/1/10	1,240	1,260
		4,517
Missouri - 0.3%
Fenton Tax Increment Rev. (Gravois Bluffs Redev. Proj.) Series 2006, 5% 4/1/11	1,430	1,488
Kansas City School District Bldg. Corp. Rev. (School District Elementary School Proj.) Series 2003 B, 5% 2/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,850	1,900
Lees Summit Indl. Dev. Auth. Sr. Living Facilities Rev. (John Knox Village Proj.) Series 2007 A, 5% 8/15/11	1,485	1,551
Saint Louis Arpt. Rev. Series 2003 A, 5.25% 7/1/11 (FSA Insured)	1,000	1,040
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev. (Friendship Village West County Proj.) Series 2007 A, 5% 9/1/11	1,000	1,014
Saint Louis Muni. Fin. Corp. Leasehold Rev. (Callahan Courthouse Proj.) Series 2002 A, 5.75% 2/15/14 (Pre-Refunded to 2/15/12 @ 100) (g)	1,050	1,165
		8,158
Nebraska - 0.5%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2007 A, 5% 12/1/11	6,500	6,850
Nebraska Pub. Pwr. District Rev. Series B, 5% 1/1/12 (FSA Insured)	3,500	3,792
Univ. of Nebraska Facilities Corp. Lease Rental Rev. (UNMC Health Professions Futures Proj.) Series 2009, 5% 8/15/13	4,000	4,415
		15,057
Nevada - 2.3%
Clark County Arpt. Rev.:
Series 2003 C:
5% 7/1/10 (AMBAC Insured) (f)	1,225	1,259
5% 7/1/11 (AMBAC Insured) (f)	1,790	1,847
Series 2008 E:
5% 7/1/14	2,905	3,215
5% 7/1/15	3,500	3,888
Clark County Fuel Tax Series 2008, 5% 6/1/13	5,815	6,449
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Clark County Hwy. Impt. Rev. (Motor Vehicle Fuel Tax) Series 2003, 5% 7/1/11 (AMBAC Insured)	$ 3,230	$ 3,441
Clark County School District:
(Bldg. Proj.) Series 2008 A, 5% 6/15/12	10,000	10,901
Series 1998, 5.5% 6/15/13 (FSA Insured)	5,000	5,641
Series 2000 A, 5.75% 6/15/17 (Pre-Refunded to 6/15/10 @ 100) (g)	1,600	1,660
Series 2001 F, 5.375% 6/15/11 (FSA Insured)	4,090	4,388
Series 2002 C, 5% 6/15/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,075	1,109
Series 2005 A, 5% 6/15/16 (FGIC Insured)	21,215	24,161
Nevada Gen. Oblig. Series 2002 A, 5% 4/1/11 (FSA Insured)	4,015	4,249
Washoe County School District Gen. Oblig. Series 2004 B, 5% 6/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,410	2,479
		74,687
New Hampshire - 0.1%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. (United Illumination Co.) Series A, 3.65%, tender 2/1/10 (AMBAC Insured) (c)(f)	2,500	2,500
New Jersey - 4.2%
Garden State Preservation Trust Open Space & Farmland Preservation Series B, 6.375% 11/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,470	8,324
New Jersey Ctfs. of Prtn. Series 2009 A:
5% 6/15/15	5,790	6,411
5% 6/15/16	6,500	7,329
New Jersey Econ. Dev. Auth. Poll. Cont. Rev. (Pub. Svc. Elec. & Gas Pwr. LLC Proj.) 5% 3/1/12	3,275	3,464
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Series 2001 A, 5.5% 6/15/13 (AMBAC Insured)	1,090	1,223
Series 2005 K, 5.25% 12/15/14 (FGIC Insured)	1,790	2,040
Series 2008 J4, 5%, tender 9/1/14 (FSA Insured) (c)	7,000	7,855
Series 2008 W:
5% 3/1/12	5,545	5,999
5% 3/1/15	10,400	11,707
Series 2009 BB, 5% 9/1/15	3,390	3,863
New Jersey Gen. Oblig. Series H, 5.25% 7/1/12 (FGIC Insured)	5,000	5,548
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
New Jersey Tobacco Settlement Fing. Corp. Series 2007 1A, 4.25% 6/1/11	$ 1,000	$ 1,010
New Jersey Tpk. Auth. Tpk. Rev.:
Series 1991 C, 6.5% 1/1/16 (Escrowed to Maturity) (g)	4,300	5,106
Series 2000 A, 6% 1/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	21,785	23,120
New Jersey Trans. Trust Fund Auth.:
Series 1995 B, 6.5% 6/15/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,970	2,040
Series A, 5.25% 12/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,420
Series B:
5.25% 12/15/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,550	4,758
6.5% 6/15/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,420
Series C, 5.5% 12/15/10 (FSA Insured)	25,000	26,283
		134,920
New Mexico - 0.5%
Albuquerque Joint Wtr. & Swr. Sys. Rev. Series 1999 A, 5.25% 7/1/11	1,135	1,221
Farmington Poll. Cont. Rev. Series 2005 B, 3.55%, tender 4/1/10 (FGIC Insured) (c)	3,000	3,021
New Mexico Edl. Assistance Foundation Series 2009 B, 4% 9/1/16	7,000	7,474
Rio Rancho Wtr. & Wastewtr. Sys. Rev. Series 2009, 5% 5/15/17 (FSA Insured)	4,480	5,099
		16,815
New York - 15.3%
Albany Indl. Dev. Agcy. Civic Facility Rev. (St. Peters Hosp. Proj.) Series 2008 A, 5.5% 11/15/12	1,000	1,064
Grand Central District Mgmt. Assoc., Inc. Series 2004:
5% 1/1/10	1,200	1,213
5% 1/1/12	1,175	1,263
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2006 F, 5% 5/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,000	10,518
New York City Gen. Oblig.:
Series 1997 H, 6% 8/1/12 (FGIC Insured)	1,000	1,124
Series 2000 A, 6.5% 5/15/11	155	162
Series 2001 G, 5.25% 8/1/14 (AMBAC Insured)	1,000	1,058
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Gen. Oblig.: - continued
Series 2002 A1, 5.25% 11/1/14	$ 600	$ 651
Series 2002 B, 5.75% 8/1/14	1,000	1,110
Series 2003 F, 5.5% 12/15/11	7,025	7,692
Series 2005 C, 5% 8/1/12	19,770	21,675
Series 2005 D, 5% 8/1/12	4,925	5,399
Series 2005 F1, 5% 9/1/15	3,560	4,063
Series 2005 G, 5.625% 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,075	5,614
Series 2005 K:
5% 8/1/11	3,665	3,924
5% 8/1/12	4,360	4,780
Series 2005 O, 5% 6/1/12	7,525	8,212
Series 2008 E, 5% 8/1/12	5,000	5,482
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. 6% 6/15/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (Pre-Refunded to 6/15/10 @ 101) (g)	10,000	10,434
New York City Transitional Fin. Auth. Rev.:
Series 2003 A:
5.5% 11/1/26 (a)	3,500	3,802
6% 11/1/28 (a)	44,300	48,476
Series 2003 B, 5.25% 2/1/29 (a)	3,100	3,264
Series 2010 B, 5% 11/1/17	30,000	35,620
Series B, 5% 11/1/11	12,580	13,691
New York City Trust Cultural Resources Rev. (The Juilliard School Proj.) Series 2009 B, 2.75%, tender 7/1/12 (c)	3,500	3,542
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.) Series 2009 A:
5% 3/15/12	3,900	4,267
5% 3/15/13	3,545	3,976
5% 3/15/14	3,745	4,275
5% 3/15/15	4,000	4,632
Series 2009 D:
5% 6/15/14	9,890	11,366
5% 6/15/15	16,075	18,724
5% 6/15/16	9,330	10,941
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series A:
5.75% 7/1/13	3,500	3,766
5.75% 7/1/13 (AMBAC Insured)	1,000	1,076
Series C, 7.5% 7/1/10	4,425	4,638
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
(Mental Health Svcs. Facilities Proj.):
Series 2008 D:
5% 2/15/14	$ 7,295	$ 8,098
5% 8/15/14	7,755	8,682
Series 2009 A1, 5% 2/15/15	9,000	10,036
(St. Lawrence Univ.) Series 2008, 5% 7/1/14	3,700	4,097
Series 2002 B, 5.25%, tender 5/15/12 (c)	16,055	17,312
Series 2008 B, 5% 7/1/15	30,000	33,763
Series 2009 A:
5% 7/1/15	12,850	14,498
5% 7/1/16	8,390	9,505
New York Local Govt. Assistance Corp.:
Series 2003 A, 5% 4/1/18	12,400	14,612
Series 2007 A, 5% 4/1/11	20,000	21,256
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series B:
5% 11/15/14	1,350	1,533
5% 11/15/15	2,325	2,662
New York Metropolitan Trans. Auth. Rev.:
Series 2003 B:
5.25% 11/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,040	1,141
5.25% 11/15/19 (FGIC Insured)	5,200	6,027
Series 2005 C:
5% 11/15/10	1,445	1,494
5% 11/15/11	2,750	2,952
Series 2008 B2, 5%, tender 11/15/12 (c)	7,300	8,006
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Series 2008 A, 5% 4/1/13	2,600	2,892
New York Thruway Auth. Svc. Contract Rev. Series 2002, 5.5% 4/1/11	10,000	10,610
New York Urban Dev. Corp. Rev. Series 2005 A, 5% 1/1/12	5,015	5,400
Niagara County Indl. Dev. Agcy. Solid Waste Disp. Rev. Series 2001 C, 5.625%, tender 11/15/14 (c)(f)	2,450	2,415
Tobacco Settlement Asset Securitization Corp. Series 2002-1, 5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100) (g)	6,035	6,564
Tobacco Settlement Fing. Corp.:
Series 2003 A1:
5.5% 6/1/14	1,005	1,006
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Tobacco Settlement Fing. Corp.: - continued
Series 2003 A1:
5.5% 6/1/17	$ 6,000	$ 6,222
Series 2003B 1C:
5.5% 6/1/15	1,300	1,330
5.5% 6/1/17	4,200	4,356
Series A1, 5% 6/1/10	585	602
Triborough Bridge & Tunnel Auth. Revs. Series Y, 5.5% 1/1/17 (Escrowed to Maturity) (g)	6,470	7,590
		486,155
New York & New Jersey - 0.2%
Port Auth. of New York & New Jersey 124th Series, 5% 8/1/13 (FGIC Insured) (f)	1,200	1,208
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	4,100	4,229
		5,437
North Carolina - 0.7%
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series 2007 A:
5% 1/15/10	250	253
5% 1/15/11	750	789
5% 1/15/12	400	432
Mecklenburg County Pub. Facilities Corp. Series 2009:
5% 3/1/16	5,870	6,801
5% 3/1/18	1,500	1,757
Nash Health Care Sys. Health Care Facilities Rev. Series 2003:
5% 11/1/13 (FSA Insured)	1,500	1,655
5% 11/1/15 (FSA Insured)	1,600	1,774
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series 2003 A, 5.5% 1/1/10	3,000	3,010
Series 2003 D, 5.375% 1/1/10	3,730	3,770
North Carolina Grant Anticipation Rev. Series 2009, 5% 3/1/15	1,250	1,432
		21,673
North Dakota - 0.2%
Grand Forks Health Care Sys. Rev. (Altru Health Sys. Proj.) Series 2005:
5% 12/1/11 (Assured Guaranty Corp. Insured)	1,575	1,652
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
North Dakota - continued
Grand Forks Health Care Sys. Rev. (Altru Health Sys. Proj.) Series 2005: - continued
5% 12/1/15 (Assured Guaranty Corp. Insured)	$ 1,825	$ 1,941
Ward County Health Care Facility Rev. Series 2006, 5% 7/1/10	1,595	1,616
		5,209
Ohio - 2.3%
Akron Bath Copley Hosp. District Rev. (Akron Gen. Health Systems Proj.) Series 2006 A, 5% 1/1/11	1,000	1,023
American Muni. Pwr. Electricity Purchase Rev. Series A, 5% 2/1/11	9,400	9,804
Cleveland Pub. Pwr. Sys. Rev. Series 1994 A:
0% 11/15/09 (Escrowed to Maturity) (g)	1,050	1,049
0% 11/15/09 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,200	1,198
Columbus City School District (School Facilities Construction and Impt. Proj.) Series 2009 B, 4% 12/1/16 (b)	1,000	1,103
Montgomery County Rev. (Catholic Health Initiatives Proj.) Series 2008 C2, 4.1%, tender 11/10/11 (c)	2,700	2,832
Ohio Air Quality Dev. Auth. Rev.:
(FirstEnergy Nuclear Generation Corp. Proj.) Series 2008 C, 7.25%, tender 11/1/12 (c)(f)	9,000	9,876
Series 2008 A, 7.125%, tender 6/1/10 (c)(f)	7,500	7,747
Ohio Bldg. Auth.:
(Administrative Bldg. Fund Proj.) Series 2009 B:
5% 10/1/14	5,955	6,766
5% 10/1/15	6,505	7,459
(Adult Correctional Bldg. Fund Proj.) Series 2009 B:
5% 10/1/14	2,055	2,335
5% 10/1/15	4,535	5,200
Ohio Gen. Oblig. (Higher Ed. Proj.) Series 2005 C, 5% 8/1/13	4,495	5,063
Ohio Higher Edl. Facility Commission Rev. (Cleveland Clinic Foundation Proj.) Series 2008 A, 5% 1/1/15	2,000	2,244
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. (FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (c)	4,100	4,517
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008:
5% 12/1/12	1,950	2,047
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008: - continued
5% 12/1/13	$ 875	$ 926
5% 12/1/14	2,275	2,414
		73,603
Oklahoma - 0.7%
Cherokee County Econ. Dev. Auth. Series A, 0% 11/1/11 (Escrowed to Maturity) (g)	1,000	973
Grand River Dam Auth. Rev. Series 1995, 6.25% 6/1/11 (AMBAC Insured)	8,940	9,662
Oklahoma Dev. Fin. Auth. (Pub. Svc. Co. of Oklahoma Proj.) Series 2009, 5.25% 6/1/14	2,700	2,871
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series 2008 B, 5% 8/15/14	1,660	1,844
Oklahoma Dev. Fin. Auth. Rev. (Saint John Health Sys. Proj.) Series 2007, 5% 2/15/13	430	457
Tulsa County Indl. Auth. Edl. Facilities Lease Rev. (Jenks Pub. Schools Proj.) Series 2009, 5.5% 9/1/18	5,215	5,951
		21,758
Oregon - 0.3%
Beaverton Wtr. Rev. Series 2004 B, 5% 6/1/10 (FSA Insured)	1,210	1,246
Clackamas County Hosp. Facility Auth. (Legacy Health Sys. Proj.) Series 2009 C, 5%, tender 7/15/14 (c)	2,500	2,673
Oregon Dept. Administrative Svcs. Ctfs. of Prtn. Series 2004 B, 5% 5/1/11 (FSA Insured)	1,000	1,058
Tri-County Metropolitan Trans. District Rev. Series 2006, 5% 5/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,278
		10,255
Pennsylvania - 2.8%
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.) Series A1, 5.75% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	1,300	1,333
Allegheny County Hosp. Dev. Auth. Rev.:
(Pittsburgh Med. Ctr. Proj.):
Series 2008 A, 5% 9/1/12	6,615	7,215
Series 2008 B, 5% 6/15/14	1,385	1,535
(Univ. of Pittsburgh Med. Ctr. Proj.) Series 2009 A:
4% 8/15/15	1,385	1,472
5% 8/15/14	1,955	2,175
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Allegheny County Sanitation Auth. Swr. Rev. Series 2000, 6% 12/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,495	$ 1,585
Delaware County Auth. Hosp. Rev. (Crozer Keystone Oblig. Group Proj.) Series B:
5% 12/15/09	2,565	2,570
5% 12/15/11	2,835	2,865
Luzerne County Indl. Dev. Auth. Wtr. Facilities Rev. (Pennsylvania-American Wtr. Co. Proj.) Series 2003 A, 3.6%, tender 12/1/09 (AMBAC Insured) (c)(f)	10,000	10,004
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. (Shippingport Proj.) Series 2002 A, 4.35%, tender 6/1/10 (c)(f)	2,100	2,110
Pennsylvania Indl. Dev. Auth. Rev. Series 2002, 5.25% 7/1/10 (AMBAC Insured)	2,750	2,827
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax Rev. (City of Philadelphia Fdg. Prog.) Series 2009, 5% 6/15/15	10,600	12,046
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) Eighth Series A, 5% 8/1/15	2,100	2,199
Philadelphia Gen. Oblig.:
Series 2007 A:
5% 8/1/11 (FSA Insured)	3,570	3,757
5% 8/1/12 (FSA Insured)	5,000	5,345
Series 2008 A:
5% 12/15/14 (FSA Insured)	5,370	5,864
5% 12/15/15 (FSA Insured)	5,000	5,467
5% 12/15/16 (FSA Insured)	7,275	7,939
Philadelphia Muni. Auth. Rev. Series 2003 B, 5.25% 11/15/11 (FSA Insured)	3,400	3,614
Philadelphia School District:
Series 2005 B, 5% 4/1/11 (AMBAC Insured)	2,160	2,253
Series 2005 D, 5.25% 6/1/12 (FSA Insured)	1,465	1,570
Unionville-Chadds Ford School District Gen. Oblig. Series 2009, 5% 6/1/20	1,190	1,376
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series K, 0% 7/1/12 (Escrowed to Maturity) (g)	2,355	2,231
		89,352
Puerto Rico - 0.7%
Puerto Rico Convention Ctr. District Auth. Hotel Occupancy Tax Rev. Series 2006 A, 5% 7/1/10	2,000	2,022
Puerto Rico Govt. Dev. Bank Series 2006 B:
5% 12/1/10	8,000	8,184
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Puerto Rico - continued
Puerto Rico Govt. Dev. Bank Series 2006 B: - continued
5% 12/1/12	$ 1,000	$ 1,057
Univ. of Puerto Rico:
Series P, 5% 6/1/11	5,760	5,969
Series Q, 5% 6/1/11	4,825	5,000
		22,232
Rhode Island - 0.3%
Providence Spl. Oblig. Series 2005 E, 5% 6/1/10 (Radian Asset Assurance, Inc. Insured)	1,180	1,181
Rhode Island Econ. Dev. Corp. Rev. (Dept. of Trans. Proj.) Series 2009 A:
5% 6/15/15 (Assured Guaranty Corp. Insured)	2,010	2,232
5% 6/15/16 (Assured Guaranty Corp. Insured)	6,625	7,419
		10,832
South Carolina - 0.3%
Greenville County Pub. Facilities Corp. Ctfs. of Prtn. (Courthouse and Detention Proj.) Series 2005, 5% 4/1/10 (AMBAC Insured)	1,450	1,482
Greenville County School District Installment Purp. Rev. 5% 12/1/10	1,455	1,512
Lexington One School Facilities Corp. Rev. (Lexington County School District No. 1 Proj.) Series 2006, 5% 12/1/09	550	554
South Carolina Pub. Svc. Auth. Rev.:
Series 2005 B, 5% 1/1/10	3,000	3,032
Series A, 5.5% 1/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,062
		9,642
Tennessee - 0.8%
Clarksville Natural Gas Acquisition Corp. Gas Rev. Series 2006, 5% 12/15/09	7,185	7,210
Elizabethton Health & Edl. Facilities Board Rev. (First Mtg. Prog.) Series 2000 B, 6% 7/1/11 (Escrowed to Maturity) (g)	2,005	2,108
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5% 4/1/13	1,000	1,071
Maury County Gen. Oblig. Series 2004 B, 5% 4/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,043
Sevierville Pub. Bldg. Auth. Series 2009, 5% 6/1/14	12,400	13,858
		26,290
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - 9.3%
Aledo Independent School District (School Bldg. Proj.) Series 2006 A, 1.9%, tender 8/1/10 (c)	$ 6,700	$ 6,703
Alief Independent School District Series 2004 B, 5% 2/15/10	1,500	1,525
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.25% 8/1/15	2,585	2,992
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.):
Series 2006 A, 6% 1/1/14	1,420	1,371
Series 2006 B:
6% 1/1/12	500	493
6% 1/1/13	1,270	1,241
Austin Elec. Util. Sys. Rev. Series 2007:
5% 11/15/10 (FSA Insured)	3,000	3,109
5% 11/15/11 (FSA Insured)	4,000	4,336
Austin Independent School District Series 2004, 5% 8/1/17	1,450	1,713
Austin Util. Sys. Rev. Series 1992 A:
0% 11/15/09 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,130	5,123
0% 11/15/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,300	5,214
Austin Wtr. & Wastewtr. Sys. Rev. Series 2009 A, 5% 11/15/15	2,250	2,613
Bexar County Gen. Oblig. Series 2004 A, 5% 6/15/10 (FSA Insured)	1,000	1,032
Birdville Independent School District:
Series 2003, 5% 2/15/10	100	102
0% 2/15/11	5,000	4,931
Brownsville Independent School District Series 2005, 5% 8/15/11	1,430	1,540
Brownsville Util. Sys. Rev. Series 2008 A, 5% 9/1/15 (FSA Insured)	2,665	3,105
Bryan Wtrwks. & Swr. Sys. Rev. Series 2001, 5.5% 7/1/11 (FSA Insured)	1,500	1,622
Carroll Independent School District Series 2009 C, 5.25% 2/15/19	1,000	1,182
College Station Independent School District Series 2004, 5% 2/15/10	1,000	1,017
Corpus Christi Independent School District:
Series 2009, 4% 8/15/13	2,535	2,756
4% 8/15/14	10,140	11,090
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Dallas County Cmnty. College Series 2009, 4% 2/15/15	$ 1,000	$ 1,102
Dallas Fort Worth Int'l. Arpt. Rev. Series 2009 A:
5% 11/1/14	2,500	2,801
5% 11/1/15	5,000	5,619
Denton County Gen. Oblig. Series 2005 A, 5% 7/15/11 (FSA Insured)	3,065	3,279
Fort Worth Independent School District:
Series 2005, 5% 2/15/12	1,500	1,640
Series 2009, 5% 2/15/16	3,690	4,260
Frisco Gen. Oblig.:
Series 2003 A, 5% 2/15/10 (FSA Insured)	1,710	1,740
Series 2004, 5.25% 2/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,380	1,583
Grapevine Gen. Oblig.:
Series 2009 A, 5% 2/15/15	2,215	2,502
Series 2009:
5% 2/15/15	1,520	1,717
5% 2/15/16	1,375	1,563
Harris County Cultural Ed. Facilities Fin. Corp. Thermal Util. Rev. (TECO Proj.) Series 2009 A:
5% 11/15/12	1,000	1,094
5% 11/15/14	1,000	1,116
5% 11/15/16	500	562
Harris County Gen. Oblig. (Road Proj.) Series 2008 B:
5% 8/15/13	1,000	1,126
5% 8/15/14	1,075	1,227
Houston Arpt. Sys. Rev. Series A:
5% 7/1/15	1,300	1,438
5% 7/1/16	1,080	1,201
Houston Cmnty. College Sys. Rev. Series 2005:
5.25% 4/15/11 (FSA Insured)	3,030	3,237
5.25% 4/15/12 (FSA Insured)	2,000	2,206
Houston Gen. Oblig.:
Series 2004 A, 5.25% 3/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,680	3,058
Series 2007 B, 5% 3/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,575	3,886
Series A, 5% 3/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,500	8,337
Houston Independent School District Series 2005 A, 0% 2/15/16	4,500	3,759
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Houston Util. Sys. Rev.:
Series 2004 A, 5.25% 5/15/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,835	$ 2,918
Series 2005 A, 5.25% 11/15/11 (FSA Insured)	4,430	4,782
Series 2005 C1, 5%, tender 5/15/11 (AMBAC Insured) (c)	5,100	5,345
Humble Independent School District Series 2009, 4% 2/15/13 (b)	400	431
Irving Gen. Oblig. Series 2009, 5% 9/15/15	2,970	3,444
Katy Independent School District Series A, 5.25% 2/15/12	2,000	2,195
Keller Independent School District 5% 2/15/14	3,750	4,229
Klein Independent School District Series 2009 A, 5% 8/1/16	2,195	2,546
Leander Independent School District Series 2001, 6% 8/15/14	1,850	2,212
Lewisville Independent School District Series 2009, 5% 8/15/17	1,170	1,372
Lubbock Gen. Oblig.:
(Wtrwks. Sys. Surplus Proj.) Series 2005, 5% 2/15/11 (FSA Insured)	2,465	2,607
Series 2004, 5% 2/15/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,845	1,875
Series 2005, 5% 2/15/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,850	2,054
Magnolia Independent School District Series 2005, 8% 8/15/11 (FGIC Insured)	1,210	1,354
Montgomery County Gen. Oblig. Series 2006 B, 5%, tender 9/1/10 (FSA Insured) (c)	1,750	1,821
North Texas Tollway Auth. Rev. Series 2008 H2, 5%, tender 1/1/13 (c)	5,000	5,228
Northside Independent School District Series 2009, 2.1%, tender 6/1/11 (c)	4,900	4,918
Sabine River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.) Series A, 5.5%, tender 11/1/11 (c)	1,000	857
San Angelo Wtrwks. & Swr. Sys. Impt. and Rfdg. Rev. Series 2001, 5% 4/1/10 (FSA Insured)	1,630	1,662
San Antonio Elec. & Gas Sys. Rev.:
Series 2000 A, 5.75% 2/1/15 (Pre-Refunded to 2/1/10 @ 100) (g)	5,000	5,086
Series B, 0% 2/1/10 (Escrowed to Maturity) (g)	14,000	13,964
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
San Antonio Muni. Drainage Util. Sys. Rev. Series 2005, 5.25% 2/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,545	$ 1,689
San Antonio Wtr. Sys. Rev.:
Series 2004, 5% 5/15/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,020	1,048
Series 2007, 5% 5/15/12 (FGIC Insured)	7,000	7,666
San Jacinto Cmnty. College District Series 2009:
5% 2/15/15	2,500	2,805
5% 2/15/16	2,000	2,258
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) Series 2009, 5% 10/1/16 (b)	5,795	6,703
Spring Branch Independent School District Series 2001:
5.375% 2/1/14	1,090	1,144
5.375% 2/1/14 (Pre-Refunded to 2/1/11 @ 100) (g)	1,700	1,807
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Baylor Health Care Sys. Proj.) Series 2009:
5% 11/15/11	1,665	1,783
5% 11/15/12	1,950	2,126
Tarrant County Cultural Ed. Facilities Fin. Corp. Retirement Facility Rev. (Buckner Retirement Svcs. Proj.) Series 2007, 5% 11/15/09	1,000	1,003
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Christus Health Proj.) Series 2008 A, 5.75% 7/1/18 (Assured Guaranty Corp. Insured)	5,000	5,659
Tarrant County Health Facilities Dev. Corp. Hosp. Rev. (Cook Children's Med. Ctr. Proj.) Series 2000 B, ARS 0.188%, tender 10/2/09 (FSA Insured) (c)	575	518
Texas Gen. Oblig.:
(College Student Ln. Prog.) Series 1997, 5% 8/1/11 (f)	3,000	3,066
0% 10/1/13	6,500	6,023
Texas Pub. Fin. Auth. Bldg. Rev. Series 2007, 5% 2/1/11 (AMBAC Insured)	1,550	1,636
Texas Pub. Fin. Auth. Rev. (Bldg. and Procurement Commission Proj.) Series 2004 A, 5% 2/1/10 (AMBAC Insured)	1,055	1,070
Texas Tech Univ. Revs. Ninth Series, 5% 2/15/11 (AMBAC Insured)	1,250	1,320
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Series 2009, 5%, tender 2/15/11 (c)	3,200	3,248
Texas Trans. Commission State Hwy. Fund Rev. Series 2007, 5% 4/1/12	4,000	4,381
Texas Wtr. Dev. Board Rev. Series 2007 B, 5% 7/15/11	2,780	2,988
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Titus County Fresh Wtr. Supply District #1 Poll. Cont. Rev. (Southwestern Elec. Pwr. Co. Proj.) Series 2008, 4.5% 7/1/11	$ 3,000	$ 3,089
Tomball Independent School District 5% 2/15/17 (Assured Guaranty Corp. Insured)	1,105	1,263
Travis County Gen. Oblig. 5.25% 3/1/12	4,125	4,530
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2008, 5% 8/1/13	6,135	6,910
Univ. of Texas Board of Regents Sys. Rev. Series 2003 B:
5% 8/15/22 (Pre-Refunded to 8/15/13 @ 100) (g)	4,290	4,893
5% 8/15/33 (Pre-Refunded to 8/15/13 @ 100) (g)	15,000	16,956
Wichita Falls Independent School District Series 1994, 0% 2/1/10	2,325	2,318
		295,663
Utah - 1.1%
Salt Lake County Wtr. Conservancy District Rev. Series A:
0% 10/1/11 (AMBAC Insured)	3,800	3,689
0% 10/1/12 (AMBAC Insured)	3,800	3,592
0% 10/1/13 (AMBAC Insured)	3,760	3,443
Utah Bldg. Ownership Auth. Lease Rev. (State Facilities Master Lease Prog.) Series A, 5% 5/15/11	1,700	1,813
Utah Gen. Oblig. Series 2009 C, 5% 7/1/16	20,000	23,640
		36,177
Vermont - 0.1%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. (Fletcher Allen Health Care Proj.) Series 2004 B:
4% 12/1/09 (FSA Insured)	1,000	1,005
5% 12/1/15 (FSA Insured)	2,225	2,415
		3,420
Virginia - 0.4%
Chesapeake Econ. Dev. Auth. Poll. Cont. Rev. (Elec. & Pwr. Co. Proj.) Series 2008 A, 3.6%, tender 2/1/13 (c)	1,800	1,864
Louisa Indl. Dev. Auth. Poll. Cont. Rev. (Virginia Elec. & Pwr. Co. Proj.) Series 2008 B, 5.375%, tender 12/2/13 (c)	8,000	9,000
York County Econ. Dev. Auth. Poll. Cont. Rev. (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 4.05%, tender 5/1/14 (c)	1,800	1,911
		12,775
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - 0.9%
Chelan County Pub. Util. District #1 Rev. Series 2004 B, 5% 7/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,190	$ 1,270
Clark County Pub. Util. District #1 Elec. Rev.:
5% 1/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,680	1,764
5.25% 1/1/11 (FSA Insured)	1,935	2,035
Energy Northwest Elec. Rev. (#3 Proj.) Series 2009 A, 5% 7/1/14	4,000	4,573
King County School District #401 Highline Pub. Schools Series 2002, 5.5% 12/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,100	5,555
King County School District #409, Tahoma 5% 6/1/11 (FSA Insured)	1,740	1,859
Port of Seattle Rev. Series 2001 D, 5.75% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	3,640	3,881
Snohomish County Pub. Hosp. District #2 (Stevens Health Care Proj.) Series 2003, 4.5% 12/1/09 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,005
Snohomish County School District #2, Everett Series 2004, 5% 6/1/10 (FSA Insured)	1,000	1,030
Spokane County Wastewtr. Sys. Rev. Series 2009 A, 5% 12/1/15	1,710	1,949
Vancouver Wtr. & Swr. Rev. 5.25% 6/1/11 (FSA Insured)	1,000	1,074
Washington Gen. Oblig. Series A, 5% 7/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,073
		27,068
West Virginia - 0.2%
West Virginia Econ. Developement Auth. Solid Waste Disp. Facilities Rev. (Appalachian Pwr. Co. Proj.) Series 2008 E, 7.125%, tender 6/1/10 (c)(f)	7,000	7,212
Wisconsin - 0.9%
Milwaukee County Gen. Oblig. Series A, 0% 12/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,370	3,333
Wisconsin Gen. Oblig.:
Series 1, 5% 5/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,565
Series 2002 G, 5% 5/1/15 (Pre-Refunded to 5/1/13 @ 100) (g)	3,080	3,475
Series 2009 C, 4% 5/1/14	3,365	3,682
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Marshfield Clinic Proj.):
Series 2001 B, 6.25% 2/15/10	1,015	1,027
Series 2006 A, 5% 2/15/13	875	910
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev.: - continued
(Wheaton Franciscan Healthcare Sys. Proj.):
Series 2002, 5.75% 8/15/11	$ 1,000	$ 1,039
Series 2003 A, 5% 8/15/10	1,870	1,897
Series 2006 A, 5% 8/15/11	1,315	1,349
Wisconsin Trans. Rev. Series 2002 2, 5.125% 7/1/22 (Pre-Refunded to 7/1/12 @ 100) (g)	7,000	7,772
		27,049
TOTAL MUNICIPAL BONDS (Cost $2,764,354)		2,855,704
Municipal Notes - 3.5%

California - 1.5%
Anaheim Pub. Fing. Auth. Rev. Participating VRDN Series ROC II R 11407, 0.36% (Liquidity Facility Citibank NA) (c)(h)	4,030	4,030
California Cmnty. College Fing. Auth. Rev. TRAN Series 2009 B, 2.25% 6/30/10	8,300	8,356
California Gen. Oblig.:
RAN Series A1, 3% 5/25/10	16,800	17,008
0.6% 10/7/09, LOC Dexia Cr. Local de France, LOC Royal Bank of Canada, CP	3,905	3,905
0.65% 10/5/09, LOC Dexia Cr. Local de France, LOC Royal Bank of Canada, CP	8,800	8,800
San Diego County & School District TRAN Series 2009 B1, 2% 6/30/10	6,895	6,957
		49,056
District Of Columbia - 0.4%
District of Columbia Rev. (Medlantic/Helix Proj.) Series 1998 A Tranche III, 0.29%, LOC Bank of America NA, VRDN (c)	11,325	11,325
Florida - 0.2%
Cape Coral Wtr. & Swr. Rev. BAN Series 2009, 6% 10/1/11	7,600	7,802
Massachusetts - 0.3%
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Series 2008 B, 0.35% (Liquidity Facility Bank of America NA), VRDN (c)	9,800	9,800
Missouri - 0.2%
Bi-State Dev. Agcy. Missouri Illinois Metropolitan District Rev. Series 2005 A, 3.95%, LOC JPMorgan Chase Bank, VRDN (c)	6,600	6,600
Municipal Notes - continued
	Principal Amount (000s)	Value (000s)
Nevada - 0.1%
Clark County Fuel Tax Participating VRDN Series ROC II R 11507, 0.36% (Liquidity Facility Citibank NA) (c)(h)	3,200	$ 3,200
New Jersey - 0.0%
Long Branch Gen. Oblig. BAN 4.5% 2/23/10	1,700	1,707
New York - 0.6%
Nassau County Indl. Dev. Agcy. (Amsterdam at Harborside Proj.) Series 2007 C, 0.26%, LOC Bank of America NA, VRDN (c)	12,550	12,550
New York Hsg. Fin. Svc. Contract Rev. Series 2003 I, 0.32%, LOC Landesbank Hessen-Thuringen, VRDN (c)	5,700	5,700
		18,250
South Dakota - 0.2%
South Dakota Hsg. Dev. Auth. Participating VRDN Series ROC II R 13046, 0.44% (Liquidity Facility Citigroup, Inc.) (c)(f)(h)	5,295	5,295
TOTAL MUNICIPAL NOTES (Cost $112,808)		113,035
Money Market Funds - 2.3%
	Shares
Fidelity Municipal Cash Central Fund, 0.36% (d)(e) (Cost $73,518)	73,517,900	73,518
TOTAL INVESTMENT PORTFOLIO - 95.4% (Cost $2,950,680)		3,042,257
NET OTHER ASSETS - 4.6%		145,427
NET ASSETS - 100%		$ 3,187,684
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(f) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(g) Security collateralized by an amount sufficient to pay interest and principal.
(h) Provides evidence of ownership in one or more underlying municipal bonds.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,264,000 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Univ. of California Revs. (UCLA Med. Ctr. Proj.) 4.55% 12/1/09 (Escrowed to Maturity)	3/6/02	$ 5,230
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 91
Other Information

The following is a summary of the inputs used, as of September 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$ 2,968,739	$ -	$ 2,968,221	$ 518
Money Market Funds	73,518	73,518	-	-
Total Investments in Securities:	$ 3,042,257	$ 73,518	$ 2,968,221	$ 518
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 518
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in/out of Level 3	-
Ending Balance	$ 518
The change in unrealized gain (loss) attributable to Level 3 securities at September 30, 2009	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information

At September 30, 2009, the cost of investment securities for income tax purposes was $2,950,654,000. Net unrealized appreciation aggregated $91,603,000, of which $94,035,000 related to appreciated investment securities and $2,432,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For municipal securities pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Short-Intermediate
Municipal Income Fund
Class A
Class T
Class B
Class C
Institutional Class

September 30, 2009

Class A, Class T, Class B, Class C
and Institutional Class
are classes of Fidelity®
Short-Intermediate Municipal
Income Fund

1.807761.105

ASTM-QTLY-1109

Investments September 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 89.6%
	Principal Amount (000s)	Value (000s)
Alabama - 1.2%
Birmingham Baptist Med. Ctrs. Spl. Care Facilities Fing. Auth. Rev. (Baptist Health Sys., Inc. Proj.) Series 2005 A, 5% 11/15/09	$ 1,100	$ 1,102
Birmingham Wtrwks. & Swr. Board Wtr. & Swr. Rev. Series 2002 B, 5% 1/1/37 (Pre-Refunded to 1/1/13 @ 100) (g)	10,000	11,214
Health Care Auth. for Baptist Health:
Series 2006 D, 5% 11/15/11	1,540	1,586
Series 2009 A, 6.125%, tender 5/15/12 (c)	4,000	4,169
Huntsville Solid Waste Disp. Auth. & Resource Recovery Rev. Series 2000, 5.75% 10/1/09 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	4,000	4,000
Jefferson County Swr. Rev.:
Series 2001 A, 5.5% 2/1/40 (Pre-Refunded to 2/1/11 @ 101) (g)	3,900	4,153
Series 2002 B, 5% 2/1/41 (Pre-Refunded to 8/1/12 @ 100) (g)	2,070	2,247
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 A, 4.75%, tender 3/19/12 (c)	5,000	5,354
Pell City Spl. Care Facilities Rev. (Noland Health Svcs., Inc. Proj.) Series 2007 A:
5% 12/1/09	500	501
5% 12/1/10	855	862
5% 12/1/12	750	760
Univ. of Alabama at Birmingham Hosp. Rev. Series 2008 A, 5% 9/1/13	1,175	1,280
		37,228
Alaska - 0.3%
Alaska Student Ln. Corp. Student Ln. Rev. Series 2000 A, 5.85% 7/1/13 (Pre-Refunded to 7/1/10 @ 100) (f)(g)	3,285	3,401
Anchorage Gen. Oblig. Series B, 5.75% 12/1/11 (Pre-Refunded to 12/1/10 @ 100) (g)	2,500	2,653
North Slope Borough Gen. Oblig. Series 2000 B, 0% 6/30/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,775	3,730
		9,784
Arizona - 2.4%
Arizona Ctfs. of Prtn. Series 2002 B, 5.5% 9/1/10 (FSA Insured)	9,025	9,430
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.):
Series 2008 A, 5% 1/1/13	$ 2,000	$ 2,160
Series 2008 D:
5% 1/1/13	3,250	3,510
5% 1/1/14	2,000	2,175
Arizona School Facilities Board Ctfs. of Prtn. Series 2008, 5.5% 9/1/13	18,780	21,169
Arizona Wtr. Infrastructure Fin. Auth. Rev. Series 2009 A:
5% 10/1/18	1,000	1,197
5% 10/1/20	5,180	6,167
Coconino County Poll. Cont. Corp. Rev. (Arizona Pub. Svc. Co. Navajo Proj.) Series 2009 A, 5.5%, tender 6/1/14 (c)	6,000	6,290
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 6%, tender 5/1/14 (c)	4,800	5,127
Nogales Rev. Oblig. (Wastewtr. Systems Proj.) Series 2006A, 3.75%, tender 10/1/09, LOC JPMorgan Chase Bank (c)	3,000	3,000
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.:
Series 2009 A, 5% 7/1/15	5,835	6,752
Series 2009 B, 5% 7/1/16	5,090	5,940
Tucson Gen. Oblig. Series 2005, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,250	1,427
Tucson Wtr. Rev. Series 2001 A:
5% 7/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,340	1,403
5% 7/1/15 (FGIC Insured)	1,645	1,821
		77,568
California - 8.0%
California Dept. of Wtr. Resources Pwr. Supply Rev. Series 2002 A, 5.25% 5/1/12	6,000	6,578
California Econ. Recovery:
Series 2004 A:
5% 7/1/15	6,200	6,924
5.25% 1/1/11	7,700	8,069
5.25% 7/1/12	6,010	6,580
5.25% 7/1/13	2,440	2,732
5.25% 7/1/13	2,400	2,687
Series 2008 A, 5% 1/1/11	3,000	3,134
Series 2008 B, 5%, tender 3/1/11 (c)	6,400	6,714
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.:
5% 2/1/11	$ 4,000	$ 4,186
5% 2/1/11	70	73
5% 10/1/11	1,650	1,763
5% 2/1/12	1,650	1,771
5% 3/1/12	15,000	16,136
5% 9/1/12	1,700	1,853
5% 10/1/12	12,600	13,764
5% 11/1/13	10,000	11,130
5.25% 9/1/10	18,050	18,661
5.25% 2/1/11	2,465	2,588
5.5% 3/1/11 (FGIC Insured)	3,210	3,391
5.5% 3/1/11 (XL Cap. Assurance, Inc. Insured)	1,315	1,389
6.5% 9/1/10	1,760	1,841
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series 2008 H, 5.125% 7/1/22	2,850	2,949
Series 2009 D, 5%, tender 7/1/14 (c)	2,900	3,058
(Cedars-Sinai Med. Ctr. Proj.) Series 2005, 5% 11/15/10	1,000	1,040
(Children's Hosp. of Orange County Proj.) Series 2009 A, 5% 11/1/13	1,100	1,175
(St. Joseph Health Sys. Proj.) Series 2009 C, 5%, tender 10/16/14 (c)	4,300	4,663
California Infrastructure & Econ. Dev. Bank Rev. (The J. Paul Getty Trust Proj.):
Series 2003 C, 3.9%, tender 12/1/11 (c)	2,100	2,234
Series 2007 A3, 2.25%, tender 4/1/12 (c)	6,500	6,652
California Muni. Fin. Auth. Ctfs. of Prtn. (Cmnty. Hospitals of Central California Obligated Group Proj.) Series 2009, 3% 2/1/11 (b)	1,000	1,000
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2003 A, 5%, tender 5/1/13 (c)(f)	2,300	2,402
California State Univ. Rev. Series 2007 C, 5% 11/1/13 (FSA Insured)	1,335	1,509
California Statewide Cmntys. Dev. Auth. Rev. (Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.85%, tender 6/1/12 (c)	3,800	3,901
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2003 B:
5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (g)	2,000	2,280
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.: - continued
Series 2003 B:
5.625% 6/1/38 (Pre-Refunded to 6/1/13 @ 100) (g)	$ 3,030	$ 3,468
Series 2007 A1, 5% 6/1/12	2,570	2,682
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series 2009 B, 5% 7/1/17	12,905	14,985
Los Angeles Unified School District:
(Election of 1997 Proj.) Series 2002 E, 5.5% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,400	4,836
Series E, 5% 7/1/11	6,075	6,493
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5% 6/1/15	12,240	14,208
Newport Beach Rev. (Hoag Memorial Hosp. Presbyterian Proj.) Series 2009 E, 5%, tender 2/7/13 (c)	2,500	2,706
Northern California Gas Auth. #1 Gas Proj. Rev. Series 2007 A, 5% 7/1/11	600	625
Northern California Pwr. Agcy. Rev. (Geothermal #3 Proj.) Series 2009 A:
5% 7/1/13	1,020	1,127
5% 7/1/14	1,120	1,251
5% 7/1/15	2,170	2,436
Poway Unified School District Pub. Fing. Auth. Lease Rev.:
Cap. Appreciation Series 2007, 0%, tender 6/1/10 (FSA Insured) (c)	3,655	3,589
Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (c)	7,235	5,896
San Diego Cmnty. College District Series 2007, 0% 8/1/16 (FSA Insured)	1,160	925
San Diego Pub. Facilities Fing. Auth. Swr. Rev.:
Series 2009 A:
5% 5/15/13	5,415	6,064
5% 5/15/15	1,845	2,124
Series 2009 B, 5% 5/15/14	7,000	7,960
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series A, 0% 1/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,600	3,148
Sulphur Springs Union School District Ctfs. of Prtn. 0%, tender 3/1/11 (AMBAC Insured) (c)	985	947
Univ. of California Revs.:
(UCLA Med. Ctr. Proj.) 4.55% 12/1/09 (Escrowed to Maturity) (g)(i)	5,230	5,264
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Univ. of California Revs.: - continued
Series K, 5% 5/15/10	$ 4,655	$ 4,784
Western Placer Unified School District Ctfs. of Prtn. (School Facilities Proj.) Series 2006 B, 3.625%, tender 12/1/09 (FSA Insured) (c)	3,170	3,182
		253,527
Colorado - 0.2%
Colorado Health Facilities Auth. Rev.:
(Adventist Health Sys. - Sunbelt Proj.):
Series 2006 E:
5% 11/15/11	2,110	2,242
5% 11/15/11 (Escrowed to Maturity) (g)	120	130
Series 2006 F:
5% 11/15/12	380	411
5% 11/15/12 (Escrowed to Maturity) (g)	845	941
(Volunteers of America Care Proj.) Series 2007 A, 5% 7/1/10	615	611
Denver City & County Arpt. Rev. Series 2001 A, 5.625% 11/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	2,000	2,097
Univ. of Colorado Enterprise Sys. Rev. Series 2009 A, 5% 6/1/17	500	586
		7,018
Connecticut - 1.7%
Connecticut Gen. Oblig.:
Series 2001 D, 5.125% 11/15/18 (Pre-Refunded to 11/15/11 @ 100) (g)	5,000	5,425
Series 2006 F, 5% 12/1/11	23,100	25,159
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 1998 A, 5.5% 10/1/13 (FGIC Insured)	4,300	4,998
Series 2009 1:
5% 2/1/14	2,500	2,825
5% 2/1/15	11,995	13,699
Hartford Gen. Oblig. Series A:
5% 8/15/11 (Assured Guaranty Corp. Insured)	1,870	2,009
5% 8/15/12 (Assured Guaranty Corp. Insured)	1,000	1,107
		55,222
District Of Columbia - 0.8%
District Columbia Income Tax Rev. Series 2009 C, 5% 12/1/13	5,500	6,251
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - continued
District of Columbia Gen. Oblig.:
Series 2007 B, 5% 6/1/16 (AMBAC Insured)	$ 3,555	$ 4,013
Series B, 0% 6/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,600	3,385
District of Columbia Rev. (Medlantic/Helix Proj.) Series 1998 C, 5% 8/15/15 (FSA Insured)	1,500	1,631
District of Columbia Univ. Rev. (Georgetown Univ. Proj.) Series 2001 B, 4.7%, tender 4/1/18 (c)	8,500	8,925
Washington DC Metropolitan Transit Auth. Rev. Series 2009 A, 5% 7/1/14	1,000	1,129
		25,334
Florida - 4.0%
Broward County School Board Ctfs. of Prtn. Series 2008 A, 5% 7/1/15 (FSA Insured)	5,495	6,085
Citizens Property Ins. Corp. Series 2007 A, 5% 3/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,025	4,178
Clay County Infrastructure Sales Surtax Rev. 5% 10/1/15 (Assured Guaranty Corp. Insured)	7,745	8,508
Clearwater Wtr. and Swr. Rev. Series 2009 B, 5% 12/1/14	2,000	2,240
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2003 A, 5.25% 11/15/13	4,265	4,795
Florida Gen. Oblig. (Dept. of Trans. Right-of-Way and Bridge Construction Proj.) Series 2005 B, 6.375% 7/1/13	8,020	9,344
Highlands County Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2001 A, 6% 11/15/31 (Pre-Refunded to 11/15/11 @ 101) (g)	4,600	5,084
Series 2002, 3.95%, tender 9/1/12 (c)	7,950	8,251
Series 2005 A, 5% 11/15/10	1,000	1,040
Series 2006 G:
5% 11/15/09	420	422
5% 11/15/09 (Escrowed to Maturity) (g)	15	15
5% 11/15/10	385	400
5% 11/15/10 (Escrowed to Maturity) (g)	15	16
5% 11/15/11	675	715
5% 11/15/11 (Escrowed to Maturity) (g)	25	27
(Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2008 A, 6.1%, tender 11/14/13 (c)	1,000	1,140
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Hillsborough County Indl. Dev. (H Lee Moffitt Cancer Ctr. Proj.) Series 2007 A, 5% 7/1/12	$ 1,310	$ 1,378
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. (Tampa Elec. Co. Proj.):
Series 2006, 5%, tender 3/15/12 (AMBAC Insured) (c)	1,500	1,555
Series 2007 B, 5.15%, tender 9/1/13 (c)	1,750	1,890
Indian River County Wtr. & Swr. Rev.:
5% 9/1/15	1,000	1,149
5% 9/1/17	1,000	1,163
Jacksonville Elec. Auth. Elec. Sys. Rev. Series 2009 B:
5% 10/1/11	2,500	2,673
5% 10/1/12	7,350	7,987
Kissimmee Util. Auth. Elec. Sys. Rev. Series 2003:
5.25% 10/1/14	775	878
5.25% 10/1/15	3,525	4,017
Lakeland Hosp. Sys. Rev. (Reg'l. Health Systems Proj.) 5% 11/15/11	2,545	2,677
Lee County Solid Waste Sys. Rev. Series 2001, 5.25% 10/1/09 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	1,000	1,000
Lee Memorial Health Sys. Board of Directors Hosp. Rev. Series A, 5.75% 4/1/12 (FSA Insured)	1,980	2,158
Miami-Dade County Cap. Asset Acquisition Series 2002 A, 5% 4/1/12 (AMBAC Insured)	2,800	2,990
Miami-Dade County Health Facilities Auth. Hosp. Rev. (Miami Children's Hosp. Proj.) Series 2006 A, 4.125%, tender 8/1/11 (c)	2,000	2,045
Miami-Dade County Indl. Dev. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. of Florida Proj.) Series 2006, 2.75%, tender 4/1/10 (c)	1,000	1,000
Miami-Dade County School Board Ctfs. of Prtn. Series 2003 B, 5%, tender 5/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	1,500	1,540
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5% 10/1/14 (FSA Insured)	4,000	4,460
North Brevard County Hosp. District Rev. (Parrish Med. Ctr. Proj.) Series 2008:
3.5% 10/1/09	990	990
4.625% 10/1/12	1,110	1,169
Orange County Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 1992, 5.75% 11/15/12 (FSA Insured)	2,615	2,622
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Orange County Health Facilities Auth. Rev.: - continued
(Orlando Reg'l. Health Care Sys. Proj.) Series 2008 A, 5% 11/1/15 (FSA Insured)	$ 1,825	$ 1,958
Polk County Cap. Impt. Rev.:
Series 2002, 5.5% 12/1/11 (FGIC Insured)	3,470	3,745
Series 2004, 5.5%, tender 12/1/10 (FSA Insured) (c)	9,000	9,465
Polk County School District Sales Tax Rev. Series 2007, 5% 10/1/12 (FSA Insured)	6,080	6,588
Sarasota County School Board Ctfs. of Prtn. (Master Lease Prog.):
5% 7/1/13	3,435	3,790
5% 7/1/14	2,000	2,208
Univ. Athletic Assoc., Inc. Athletic Prog. Rev. Series 2001, 3%, tender 10/1/09, LOC SunTrust Banks, Inc. (c)	1,000	1,000
		126,355
Georgia - 3.2%
Atlanta Wtr. & Wastewtr. Rev. Series 2009 A, 5% 11/1/13	3,500	3,747
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Oglethorpe Pwr. Corp. Proj.) Series 2008 D, 6.75%, tender 4/1/12 (c)	7,600	8,353
Carroll County School District Series 2007, 5% 4/1/11	8,000	8,512
Fulton County Facilities Corp. Ctfs. of Prtn. (Gen. Purp. Proj.) Series 2009:
5% 11/1/12	1,555	1,692
5% 11/1/13	7,550	8,338
5% 11/1/14	7,490	8,335
Georgia Gen. Oblig. Series 1999 B, 5.75% 8/1/13	5,180	6,041
Georgia Muni. Elec. Auth. Pwr. Rev. Series 1992 B, 8.25% 1/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,105	4,431
Georgia Road & Thruway Auth. Rev. Series 2009 A, 5% 6/1/12	8,100	8,853
Henry County School District Series 2007 A, 5% 4/1/10	10,000	10,225
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2007 A, 5% 9/15/12	1,195	1,233
Monroe County Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Scherer Proj.) First Series 1995, 4.5%, tender 4/1/11 (c)	5,200	5,434
(Georgia Pwr. Co. Proj.) Series 2007 A, 4.75%, tender 4/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	5,705	5,840
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Muni. Elec. Auth. of Georgia (Proj. One) Series 2008 A:
5% 1/1/13	$ 2,000	$ 2,185
5% 1/1/14	3,000	3,316
5.25% 1/1/17 (Berkshire Hathaway Assurance Corp. Insured)	7,925	9,088
Pub. Gas Partners, Inc. Rev. (Gas Supply Pool No. 1 Proj.) Series A:
5% 10/1/11 (b)	1,500	1,597
5% 10/1/12 (b)	1,000	1,084
Walton County Series 2007:
5% 1/1/10 (FGIC Insured)	2,000	2,019
5% 1/1/11 (FGIC Insured)	3,000	3,133
		103,456
Hawaii - 1.3%
Hawaii Arpts. Sys. Rev. Series 2000 B, 8% 7/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	3,850	4,037
Hawaii Gen. Oblig.:
Series 2009 DQ, 5% 6/1/15	7,670	8,868
Series 2009 DR, 5% 6/1/16	10,540	12,287
Series CU:
5.75% 10/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,040	3,191
5.75% 10/1/11 (Pre-Refunded to 10/1/10 @ 100) (g)	170	179
Series DR, 5% 6/1/15	11,790	13,631
		42,193
Illinois - 7.7%
Chicago Board of Ed.:
Series 1997, 6.75% 12/1/10 (AMBAC Insured)	4,160	4,404
Series 2009 D:
5% 12/1/17 (Assured Guaranty Corp. Insured)	4,115	4,684
5% 12/1/18 (Assured Guaranty Corp. Insured)	2,335	2,654
Chicago Gen. Oblig.:
(City Colleges Proj.) Series 1999, 0% 1/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,200	5,479
Series A:
5.25% 1/1/12 (Escrowed to Maturity) (g)	825	904
5.25% 1/1/12 (FSA Insured)	175	189
Series B, 5.125% 1/1/15 (AMBAC Insured)	3,995	4,494
Chicago Midway Arpt. Rev. Series 2004 B:
5% 1/1/10 (AMBAC Insured)	1,225	1,236
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Midway Arpt. Rev. Series 2004 B: - continued
5% 1/1/11 (AMBAC Insured)	$ 3,625	$ 3,756
Chicago O'Hare Int'l. Arpt. Rev.:
Series 1999, 5.5% 1/1/10 (AMBAC Insured) (f)	2,900	2,929
Series 2008 A:
5% 1/1/12 (FSA Insured)	3,500	3,759
5% 1/1/13 (FSA Insured)	4,000	4,370
Series A, 5% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,165	1,251
Chicago Park District:
Series 2003 C, 5% 1/1/11 (AMBAC Insured)	2,515	2,631
Series 2004 B, 5% 1/1/11 (AMBAC Insured)	5,750	6,038
Chicago Sales Tax Rev. Series 1998, 5.5% 1/1/16 (FGIC Insured) (FSA Insured)	1,710	2,016
Chicago Transit Auth. Cap. Grant Receipts Rev.:
(Fed. Transit Administration Section 5307 Proj.):
Series 2004 A, 5.25% 6/1/10 (AMBAC Insured)	4,900	5,037
Series 2006 A, 5% 6/1/19	2,500	2,737
(Fed. Transit Administration Section 5309 Proj.) Series 2008 A:
5% 6/1/10	1,705	1,747
5% 6/1/13	3,765	4,198
Cook County Thorton Township High School District #205 5.5% 12/1/16 (Assured Guaranty Corp. Insured)	2,500	2,930
Granite City Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2002, 4.875%, tender 5/3/10 (c)(f)	5,500	5,547
Illinois Dev. Fin. Auth. Rev. (DePaul Univ. Proj.) Series 2004 C, 5.5% 10/1/10	1,900	1,968
Illinois Edl. Facilities Auth. Revs.:
(Art Institute of Chicago Proj.) Series 2003, 3.85%, tender 3/1/11 (c)	12,800	13,039
(Field Museum of Natural History Proj.) Series 2002, 4.05%, tender 11/1/11 (c)	3,250	3,283
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008, 5.25% 10/1/15	2,220	2,362
Illinois Fin. Auth. Nat'l. Rural Utils. Coop. Fin. Corp. Solid Waste Disp. Rev. 3.25%, tender 5/19/10 (c)	4,100	4,101
Illinois Fin. Auth. Rev.:
(Advocate Health Care Proj.):
Series 2008 A3, 3.875%, tender 5/1/12 (c)	4,000	4,114
Series 2008 C B3, 4.375%, tender 7/1/14 (c)	4,000	4,162
(DePaul Univ. Proj.) Series 2005 A, 5% 10/1/11	1,450	1,526
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Northwest Cmnty. Hosp. Proj.) Series 2008 A:
5% 7/1/12	$ 750	$ 812
5% 7/1/13	415	455
5% 7/1/15	1,000	1,100
(Rush Univ. Med. Ctr. Proj.) Series 2006 B:
5% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,075	3,244
5% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700	1,780
(The Carle Foundation Proj.) Series 2009 A, 5% 2/15/12 (Assured Guaranty Corp. Insured)	4,965	5,226
Illinois Gen. Oblig.:
(Illinois FIRST Proj.) Series 2001, 5% 11/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,592
First Series 2001, 5.25% 5/1/11 (FSA Insured)	1,515	1,611
First Series, 5.5% 8/1/10	1,495	1,551
Series 2002:
5.375% 7/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,745	7,223
5.5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,495	1,735
Series 2004 B, 5% 3/1/14	15,500	17,326
Series 2005, 5% 4/1/13 (AMBAC Insured)	5,000	5,494
Series 2009, 4% 4/26/10	25,000	25,474
5.75% 4/1/12 (Pre-Refunded to 4/1/10 @ 100) (g)	1,000	1,026
Illinois Health Facilities Auth. Rev.:
(Delnor-Cmnty. Hosp. Proj.) Series 2003 A:
5% 5/15/15 (FSA Insured)	2,250	2,418
5% 5/15/16 (FSA Insured)	2,325	2,491
(Edward Hosp. Obligated Group Proj.) Series 2001 B, 5.125% 2/15/25 (Pre-Refunded to 2/15/11 @ 101) (g)	8,500	9,106
Kane & DeKalb Counties Cmnty. Unit School District #301 Series 1995, 0% 12/1/10 (AMBAC Insured)	2,000	1,963
Kane & DuPage Counties Cmnty. Unit School District #303, Saint Charles Series 2002 B, 5.5% 1/1/12 (FSA Insured)	2,270	2,483
Kane County School District #129, Aurora West Side Series 2002 A, 5.75% 2/1/14 (Pre-Refunded to 2/1/12 @ 100) (g)	1,600	1,777
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.:
0% 12/1/15 (Escrowed to Maturity) (g)	$ 580	$ 502
0% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,520	1,270
Lake County Cmnty. High School District #128, Libertyville Series 2004, 5% 1/1/11	2,365	2,489
Madison County Cmnty. United School District #007 Series 2007 A, 5% 12/1/11 (FSA Insured)	2,965	3,207
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev.:
(McCormick Place Expansion Proj.) Series 1996 A, 0% 12/15/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,725	2,396
Series 2002 A, 0% 6/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,325	8,067
Series 2002, 0% 6/15/10 (Escrowed to Maturity) (g)	5,000	4,969
Quincy Hosp. Rev. (Blessing Hosp. Proj.) Series 2007, 5% 11/15/10	1,285	1,319
Rosemont Gen. Oblig. Series 1993 A, 0% 12/1/11 (FGIC Insured)	3,695	3,578
Univ. of Illinois Ctfs. of Prtn. (Util. Infrastructure Proj.) Series 2003, 5% 8/15/11 (AMBAC Insured)	1,360	1,459
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.) Series 2005 A, 5% 4/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,050	5,315
0% 4/1/14	2,350	2,136
Will County Cmnty. Unit School District #365-U Series 2002:
0% 11/1/14 (FSA Insured)	1,900	1,637
0% 11/1/16 (FSA Insured)	2,675	2,077
		243,853
Indiana - 2.7%
Carmel High School Bldg. Corp. Series 2005, 5% 1/10/11 (FSA Insured)	1,000	1,051
Hamilton Southeastern Consolidated School Bldg. Corp.:
Series 2004:
5% 1/15/10 (FSA Insured)	1,835	1,858
5% 1/15/11 (FSA Insured)	1,910	1,993
5% 1/15/12 (FSA Insured)	1,990	2,138
Series 2005 A:
5% 1/10/10 (FSA Insured)	1,750	1,771
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Hamilton Southeastern Consolidated School Bldg. Corp.: - continued
Series 2005 A:
5.25% 7/10/11 (FSA Insured)	$ 2,295	$ 2,448
5.25% 1/10/12 (FSA Insured)	1,355	1,463
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 C, 5% 11/1/13	3,000	3,284
Indiana Fin. Auth. Hosp. Rev. (Parkview Health Sys. Oblig. Group Proj.) Series 2009 A:
5% 5/1/14	3,500	3,788
5% 5/1/15	6,420	6,961
Indiana Fin. Auth. Rev.:
(Ascension Health Proj.) Series 2008 E7, 3.5%, tender 12/15/09 (c)	5,000	5,025
(Wabash Valley Correctional Facilities Proj.) Series 2009 A, 5% 7/1/15	8,025	9,123
5% 7/1/14	2,500	2,822
Indiana Health & Edl. Facilities Fing. Auth. Rev. (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (c)	4,000	4,177
Indiana Health Facility Fing. Auth. Rev. (Ascension Health Subordinate Cr. Proj.):
Series 2005 A3, 5%, tender 7/1/11 (c)	4,100	4,329
Series A2, 3.75%, tender 2/1/12 (c)	7,500	7,765
Indianapolis Local Pub. Impt. Bond Bank (Wtrwks. Proj.) Series 2002 A, 5.5% 7/1/16 (Pre-Refunded to 7/1/12 @ 100) (g)	5,000	5,609
Jasper County Indl. Poll. Ctl. Rev. (Northern Indiana Pub. Svc. Co. Proj.) Series 1988 B, 5.2% 6/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,196
Logansport High School Bldg. Corp. Series 2005:
5.25% 1/15/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,052
5.25% 7/15/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,020	1,094
5.25% 1/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,045	1,136
5.25% 7/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,075	1,185
Muncie School Bldg. Corp. Series 2005, 5.25% 7/10/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,585	1,752
New Albany Floyd County Independent School Bldg. Corp. Series 2005, 5% 1/15/11 (FSA Insured)	1,000	1,052
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Purdue Univ. Rev. (Student Facilities Sys. Proj.) Series 2009 B:
4% 7/1/17	$ 500	$ 546
5% 7/1/15	315	364
5% 7/1/16	500	577
Rockport Poll. Cont. Rev. (AEP Generating Co. Proj.) Series 1995 A, 4.15%, tender 7/15/11 (AMBAC Insured) (c)	1,600	1,614
Univ. of Southern Indiana Rev. Series J:
5% 10/1/14 (Assured Guaranty Corp. Insured)	1,985	2,217
5% 10/1/15 (Assured Guaranty Corp. Insured)	1,000	1,123
5% 10/1/16 (Assured Guaranty Corp. Insured)	1,165	1,312
West Clark 2000 School Bldg. Corp. Series 2005:
5.25% 1/15/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,065	1,121
5.25% 7/15/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,125	1,208
5.25% 1/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,150	1,252
		87,406
Iowa - 0.2%
Iowa Fin. Auth. Health Facilities Rev. Series 2005 A, 5% 2/15/16 (Assured Guaranty Corp. Insured)	1,700	1,837
Iowa Higher Ed. Ln. Auth. Rev. (Grinnell College Proj.) Series 2001, 2.1% 12/1/11	3,200	3,258
		5,095
Kansas - 1.0%
Junction City Gen. Oblig. Series B, 4% 6/1/10	1,200	1,220
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2009 D:
5% 11/15/14 (b)	575	633
5% 11/15/15 (b)	625	690
5% 11/15/16 (b)	875	966
Kansas Dev. Fin. Auth. Health Facilities Rev. (Hays Med. Ctr. Proj.) Series 2005 L:
5.25% 11/15/10	545	566
5.25% 11/15/12	680	733
Olathe Health Facilities Rev. (Olathe Med. Ctr. Proj.) Series 2008 A, 4.125%, tender 3/1/13 (c)	1,600	1,645
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Kansas - continued
Overland Park Dev. Corp. Rev. (Overland Park Convention Ctr. Hotel Proj.) Series 2000 A, 7.375% 1/1/32 (Pre-Refunded to 1/1/11 @ 101) (g)	$ 10,300	$ 11,230
Wichita Hosp. Rev. (Via Christi Health Sys., Inc. Proj.) Series 2009 III A:
5% 11/15/14	2,405	2,646
5% 11/15/15	6,245	6,868
5% 11/15/16	5,410	5,945
		33,142
Kentucky - 0.4%
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (Baptist Healthcare Sys. Proj.) Series A, 5% 8/15/15	4,000	4,452
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. (Louisville Gas and Electronic Co. Proj.) Series 2005 A, 5.75%, tender 12/2/13 (c)	6,000	6,648
		11,100
Louisiana - 0.3%
East Baton Rouge Parish Pub. Impt. Sales Tax Rev. Series ST-2005 B, 5% 2/1/12 (AMBAC Insured)	1,000	1,077
Ernest N. Morial-New Orleans Exhibit Hall Auth. Spl. Tax Series 2003 A, 5.25% 7/15/11 (Escrowed to Maturity) (g)	2,060	2,222
Louisiana Military Dept. Custody Receipts 5% 8/1/10	1,530	1,567
Louisiana Pub. Facilities Auth. Rev. (Christus Health Proj.) Series 2009 A:
5% 7/1/13	3,500	3,766
5% 7/1/16	2,000	2,133
		10,765
Maryland - 2.9%
Baltimore Proj. Rev. (Wtr. Proj.) Series 2007 D:
5% 7/1/10 (AMBAC Insured)	690	712
5% 7/1/11 (AMBAC Insured)	1,985	2,113
Maryland Gen. Oblig.:
(State & Local Facilities Ln. Prog.):
First Series 2005 B, 5.25% 2/15/12	20,000	22,048
First Series 2008, 5% 3/1/12	10,000	10,979
Second Series B:
5.25% 8/15/14	6,650	7,794
5.25% 8/15/15	13,705	16,307
5.25% 8/15/16	16,100	19,382
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Johns Hopkins Health Sys. Obligated Group Proj.) Series 2008 B, 5%, tender 5/15/15 (c)	$ 2,225	$ 2,460
(Univ. of Maryland Med. Sys. Proj.) Series 2008 F:
5% 7/1/13	2,400	2,599
5% 7/1/14	3,500	3,838
Montgomery County Gen. Oblig. (Dept. of Liquor Cont. Proj.) Series 2009 A, 5% 4/1/15	1,725	1,970
Prince Georges County Ctfs. of Prtn. (Equip. Acquisition Prog.) Series 2004, 5.25% 5/15/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,535	1,580
		91,782
Massachusetts - 3.2%
Braintree Gen. Oblig. Series 2009:
5% 5/15/14	1,000	1,134
5% 5/15/16	4,400	5,092
Lynn Gen. Oblig. 5% 12/1/11	1,500	1,623
Massachusetts Bay Trans. Auth. Series 1993 A, 5.5% 3/1/12	1,000	1,037
Massachusetts Dept. of Agricultural Resources Higher Ed. Rev. Series 2006 A, 5% 1/1/11	1,000	1,028
Massachusetts Dev. Fin. Agcy. Rev. (Boston College Proj.):
Series Q1:
4% 7/1/15	1,500	1,634
4% 7/1/16	1,000	1,092
5% 7/1/13	1,000	1,114
Series Q2:
4% 7/1/15	1,170	1,274
4% 7/1/16	1,000	1,092
5% 7/1/13	1,100	1,226
5% 7/1/14	1,080	1,216
5% 7/1/17	1,370	1,597
Massachusetts Fed. Hwy. Series 2000 A:
5.75% 6/15/13	3,000	3,146
5.75% 12/15/14 (Pre-Refunded to 12/15/10 @ 100) (g)	5,000	5,238
Massachusetts Gen. Oblig.:
Series 2000 A, 6% 2/1/10	2,500	2,545
Series 2001 A, 5.5% 1/1/11	5,000	5,299
Series 2002 C:
5% 11/1/21 (Pre-Refunded to 11/1/12 @ 100) (g)	8,100	9,005
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Series 2002 C:
5.25% 11/1/30 (Pre-Refunded to 11/1/12 @ 100) (g)	$ 2,495	$ 2,792
Series 2003 C, 5.5% 10/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,130	1,185
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Amherst College Proj.) Series 2009 K2, 2.75%, tender 1/5/12 (c)	1,000	1,023
(Baystate Health Sys. Proj.) Series 2009 K, 5%, tender 7/1/13 (c)	7,000	7,587
(Northeastern Univ. Proj.):
Series 2008 T2, 4.125%, tender 4/19/12 (c)	1,200	1,216
Series 2009 T1, 4.125%, tender 2/16/12 (c)	2,100	2,136
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series 2001 A, 5.5% 1/1/12 (AMBAC Insured) (f)	1,000	949
Massachusetts Spl. Oblig. Rev. (Fed. Hwy. Grant Anticipation Note Prog.) Series 2003 A:
5% 12/15/12 (FSA Insured)	3,300	3,669
5% 12/15/13 (FSA Insured)	2,000	2,256
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Series 2000 A:
5.75% 8/1/30 (Pre-Refunded to 8/1/10 @ 101) (g)	19,000	20,031
5.75% 8/1/39 (Pre-Refunded to 8/1/10 @ 101) (g)	5,000	5,271
Series B, 5.2% 8/1/22 (Pre-Refunded to 8/1/11 @ 101) (g)	8,350	9,089
		102,596
Michigan - 2.4%
Allegan Pub. School District Series 2008, 5% 5/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,590	1,732
Big Rapids Pub. School District:
5% 5/1/13 (Assured Guaranty Corp. Insured)	1,195	1,302
5% 5/1/14 (Assured Guaranty Corp. Insured)	1,190	1,308
Chelsea School District 5% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,750	1,940
Clarkston Cmnty. Schools Series 2008, 5% 5/1/12 (FSA Insured)	3,000	3,239
Detroit City School District Series 2001 A, 5.5% 5/1/11 (FSA Insured)	1,200	1,243
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Detroit Swr. Disp. Rev.:
Series 1999 A, 5.75% 7/1/26 (Pre-Refunded to 1/1/10 @ 101) (g)	$ 2,000	$ 2,045
Series 2006 D, 1% 7/1/32 (c)	4,085	3,175
DeWitt Pub. Schools Gen. Oblig. 5% 5/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,280	1,307
Grand Haven Area Pub. Schools 5% 5/1/12 (FSA Insured)	2,965	3,240
Grand Rapids Cmnty. College:
5% 5/1/12 (FSA Insured)	1,305	1,435
5% 5/1/13 (FSA Insured)	1,305	1,470
Grand Valley Michigan State Univ. Rev. Series 2009, 5% 12/1/16	1,320	1,444
Kalamazoo Pub. Schools 5% 5/1/13 (Assured Guaranty Corp. Insured)	2,940	3,214
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2008 A, 5.25%, tender 1/15/14 (c)	2,000	2,149
Lincoln Consolidated School District 5% 5/1/12 (FSA Insured)	1,485	1,627
Michigan Bldg. Auth. Rev. (Facilities Prog.) Series I:
5.5% 10/15/09	2,705	2,709
5.5% 10/15/13	2,075	2,208
5.5% 10/15/13 (Pre-Refunded to 10/15/11 @ 100) (g)	125	137
Michigan Gen. Oblig. (Envir. Protection Prog.) Series 1992, 6.25% 11/1/12	2,735	2,921
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.) Series 2008 A, 5.25% 5/15/14	4,160	4,322
(Oakwood Hosp. Proj.) Series 2007 A, 5% 7/15/11	2,700	2,784
Michigan Muni. Bond Auth. Rev. (Local Govt. Ln. Prog.) Series 2009 C:
5% 5/1/13	1,645	1,791
5% 5/1/14	2,140	2,349
5% 5/1/15	1,845	2,037
5% 5/1/16	1,865	2,063
Plymouth-Canton Cmnty. School District 5% 5/1/12 (FSA Insured)	4,000	4,308
Pontiac Tax Increment Fin. Auth. Series 2002, 6.25% 6/1/22 (Pre-Refunded to 6/1/12 @ 101) (g)	2,260	2,581
Royal Oak City School District 5% 5/1/12	2,000	2,174
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Troy School District 5% 5/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000	$ 1,063
Wayne-Westland Cmnty. Schools 5% 5/1/10 (FSA Insured)	1,225	1,256
West Bloomfield School District 5% 5/1/15 (Assured Guaranty Corp. Insured)	1,400	1,556
Western Michigan Univ. Rev.:
5.25% 11/15/14 (Assured Guaranty Corp. Insured)	2,135	2,411
5.25% 11/15/15 (Assured Guaranty Corp. Insured)	3,275	3,725
Western Townships Utils. Auth. Swr. Disp. Sys. Rev. Series 2009:
3% 1/1/11 (b)	1,000	1,019
3% 1/1/12 (b)	1,000	1,027
		76,311
Minnesota - 0.2%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (HealthPartners Obligated Group Proj.) Series 2003, 5.25% 12/1/10	500	513
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2008 A, 5% 1/1/13 (f)	1,000	1,068
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2009 A, 5% 1/1/15 (Assured Guaranty Corp. Insured)	1,000	1,110
Saint Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.) Series 2008 C, 5.5% 7/1/10	2,000	2,054
Saint Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (Healthpartners Oblig. Group Proj.) Series 2006:
5% 5/15/10	200	202
5% 5/15/11	300	308
Saint Paul Port Auth. Lease Rev. (HealthEast Midway Campus Proj.) Series 2003 A, 5% 5/1/10	165	166
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2009 A, 5% 1/1/16	1,000	1,102
Waconia Independent School District #110 Series 2003 A, 5% 2/1/11 (FSA Insured)	940	990
		7,513
Mississippi - 0.1%
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2002, 4.4%, tender 3/1/11 (c)(f)	1,100	1,111
Mississippi Dev. Bank Spl. Oblig. (Marshall County Correctional Facility Proj.) Series 2008 C, 5% 8/1/11	1,050	1,109
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Mississippi - continued
Mississippi Hosp. Equip. & Facilities Auth.:
(Mississippi Baptist Med. Ctr. Proj.) Series 2007 A, 5% 8/15/11	$ 1,000	$ 1,037
(South Central Reg'l. Med. Ctr. Proj.) Series 2006, 5% 12/1/10	1,240	1,260
		4,517
Missouri - 0.3%
Fenton Tax Increment Rev. (Gravois Bluffs Redev. Proj.) Series 2006, 5% 4/1/11	1,430	1,488
Kansas City School District Bldg. Corp. Rev. (School District Elementary School Proj.) Series 2003 B, 5% 2/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,850	1,900
Lees Summit Indl. Dev. Auth. Sr. Living Facilities Rev. (John Knox Village Proj.) Series 2007 A, 5% 8/15/11	1,485	1,551
Saint Louis Arpt. Rev. Series 2003 A, 5.25% 7/1/11 (FSA Insured)	1,000	1,040
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev. (Friendship Village West County Proj.) Series 2007 A, 5% 9/1/11	1,000	1,014
Saint Louis Muni. Fin. Corp. Leasehold Rev. (Callahan Courthouse Proj.) Series 2002 A, 5.75% 2/15/14 (Pre-Refunded to 2/15/12 @ 100) (g)	1,050	1,165
		8,158
Nebraska - 0.5%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2007 A, 5% 12/1/11	6,500	6,850
Nebraska Pub. Pwr. District Rev. Series B, 5% 1/1/12 (FSA Insured)	3,500	3,792
Univ. of Nebraska Facilities Corp. Lease Rental Rev. (UNMC Health Professions Futures Proj.) Series 2009, 5% 8/15/13	4,000	4,415
		15,057
Nevada - 2.3%
Clark County Arpt. Rev.:
Series 2003 C:
5% 7/1/10 (AMBAC Insured) (f)	1,225	1,259
5% 7/1/11 (AMBAC Insured) (f)	1,790	1,847
Series 2008 E:
5% 7/1/14	2,905	3,215
5% 7/1/15	3,500	3,888
Clark County Fuel Tax Series 2008, 5% 6/1/13	5,815	6,449
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Clark County Hwy. Impt. Rev. (Motor Vehicle Fuel Tax) Series 2003, 5% 7/1/11 (AMBAC Insured)	$ 3,230	$ 3,441
Clark County School District:
(Bldg. Proj.) Series 2008 A, 5% 6/15/12	10,000	10,901
Series 1998, 5.5% 6/15/13 (FSA Insured)	5,000	5,641
Series 2000 A, 5.75% 6/15/17 (Pre-Refunded to 6/15/10 @ 100) (g)	1,600	1,660
Series 2001 F, 5.375% 6/15/11 (FSA Insured)	4,090	4,388
Series 2002 C, 5% 6/15/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,075	1,109
Series 2005 A, 5% 6/15/16 (FGIC Insured)	21,215	24,161
Nevada Gen. Oblig. Series 2002 A, 5% 4/1/11 (FSA Insured)	4,015	4,249
Washoe County School District Gen. Oblig. Series 2004 B, 5% 6/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,410	2,479
		74,687
New Hampshire - 0.1%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. (United Illumination Co.) Series A, 3.65%, tender 2/1/10 (AMBAC Insured) (c)(f)	2,500	2,500
New Jersey - 4.2%
Garden State Preservation Trust Open Space & Farmland Preservation Series B, 6.375% 11/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,470	8,324
New Jersey Ctfs. of Prtn. Series 2009 A:
5% 6/15/15	5,790	6,411
5% 6/15/16	6,500	7,329
New Jersey Econ. Dev. Auth. Poll. Cont. Rev. (Pub. Svc. Elec. & Gas Pwr. LLC Proj.) 5% 3/1/12	3,275	3,464
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Series 2001 A, 5.5% 6/15/13 (AMBAC Insured)	1,090	1,223
Series 2005 K, 5.25% 12/15/14 (FGIC Insured)	1,790	2,040
Series 2008 J4, 5%, tender 9/1/14 (FSA Insured) (c)	7,000	7,855
Series 2008 W:
5% 3/1/12	5,545	5,999
5% 3/1/15	10,400	11,707
Series 2009 BB, 5% 9/1/15	3,390	3,863
New Jersey Gen. Oblig. Series H, 5.25% 7/1/12 (FGIC Insured)	5,000	5,548
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
New Jersey Tobacco Settlement Fing. Corp. Series 2007 1A, 4.25% 6/1/11	$ 1,000	$ 1,010
New Jersey Tpk. Auth. Tpk. Rev.:
Series 1991 C, 6.5% 1/1/16 (Escrowed to Maturity) (g)	4,300	5,106
Series 2000 A, 6% 1/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	21,785	23,120
New Jersey Trans. Trust Fund Auth.:
Series 1995 B, 6.5% 6/15/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,970	2,040
Series A, 5.25% 12/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,420
Series B:
5.25% 12/15/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,550	4,758
6.5% 6/15/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,420
Series C, 5.5% 12/15/10 (FSA Insured)	25,000	26,283
		134,920
New Mexico - 0.5%
Albuquerque Joint Wtr. & Swr. Sys. Rev. Series 1999 A, 5.25% 7/1/11	1,135	1,221
Farmington Poll. Cont. Rev. Series 2005 B, 3.55%, tender 4/1/10 (FGIC Insured) (c)	3,000	3,021
New Mexico Edl. Assistance Foundation Series 2009 B, 4% 9/1/16	7,000	7,474
Rio Rancho Wtr. & Wastewtr. Sys. Rev. Series 2009, 5% 5/15/17 (FSA Insured)	4,480	5,099
		16,815
New York - 15.3%
Albany Indl. Dev. Agcy. Civic Facility Rev. (St. Peters Hosp. Proj.) Series 2008 A, 5.5% 11/15/12	1,000	1,064
Grand Central District Mgmt. Assoc., Inc. Series 2004:
5% 1/1/10	1,200	1,213
5% 1/1/12	1,175	1,263
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2006 F, 5% 5/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,000	10,518
New York City Gen. Oblig.:
Series 1997 H, 6% 8/1/12 (FGIC Insured)	1,000	1,124
Series 2000 A, 6.5% 5/15/11	155	162
Series 2001 G, 5.25% 8/1/14 (AMBAC Insured)	1,000	1,058
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Gen. Oblig.: - continued
Series 2002 A1, 5.25% 11/1/14	$ 600	$ 651
Series 2002 B, 5.75% 8/1/14	1,000	1,110
Series 2003 F, 5.5% 12/15/11	7,025	7,692
Series 2005 C, 5% 8/1/12	19,770	21,675
Series 2005 D, 5% 8/1/12	4,925	5,399
Series 2005 F1, 5% 9/1/15	3,560	4,063
Series 2005 G, 5.625% 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,075	5,614
Series 2005 K:
5% 8/1/11	3,665	3,924
5% 8/1/12	4,360	4,780
Series 2005 O, 5% 6/1/12	7,525	8,212
Series 2008 E, 5% 8/1/12	5,000	5,482
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. 6% 6/15/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (Pre-Refunded to 6/15/10 @ 101) (g)	10,000	10,434
New York City Transitional Fin. Auth. Rev.:
Series 2003 A:
5.5% 11/1/26 (a)	3,500	3,802
6% 11/1/28 (a)	44,300	48,476
Series 2003 B, 5.25% 2/1/29 (a)	3,100	3,264
Series 2010 B, 5% 11/1/17	30,000	35,620
Series B, 5% 11/1/11	12,580	13,691
New York City Trust Cultural Resources Rev. (The Juilliard School Proj.) Series 2009 B, 2.75%, tender 7/1/12 (c)	3,500	3,542
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.) Series 2009 A:
5% 3/15/12	3,900	4,267
5% 3/15/13	3,545	3,976
5% 3/15/14	3,745	4,275
5% 3/15/15	4,000	4,632
Series 2009 D:
5% 6/15/14	9,890	11,366
5% 6/15/15	16,075	18,724
5% 6/15/16	9,330	10,941
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series A:
5.75% 7/1/13	3,500	3,766
5.75% 7/1/13 (AMBAC Insured)	1,000	1,076
Series C, 7.5% 7/1/10	4,425	4,638
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
(Mental Health Svcs. Facilities Proj.):
Series 2008 D:
5% 2/15/14	$ 7,295	$ 8,098
5% 8/15/14	7,755	8,682
Series 2009 A1, 5% 2/15/15	9,000	10,036
(St. Lawrence Univ.) Series 2008, 5% 7/1/14	3,700	4,097
Series 2002 B, 5.25%, tender 5/15/12 (c)	16,055	17,312
Series 2008 B, 5% 7/1/15	30,000	33,763
Series 2009 A:
5% 7/1/15	12,850	14,498
5% 7/1/16	8,390	9,505
New York Local Govt. Assistance Corp.:
Series 2003 A, 5% 4/1/18	12,400	14,612
Series 2007 A, 5% 4/1/11	20,000	21,256
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series B:
5% 11/15/14	1,350	1,533
5% 11/15/15	2,325	2,662
New York Metropolitan Trans. Auth. Rev.:
Series 2003 B:
5.25% 11/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,040	1,141
5.25% 11/15/19 (FGIC Insured)	5,200	6,027
Series 2005 C:
5% 11/15/10	1,445	1,494
5% 11/15/11	2,750	2,952
Series 2008 B2, 5%, tender 11/15/12 (c)	7,300	8,006
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Series 2008 A, 5% 4/1/13	2,600	2,892
New York Thruway Auth. Svc. Contract Rev. Series 2002, 5.5% 4/1/11	10,000	10,610
New York Urban Dev. Corp. Rev. Series 2005 A, 5% 1/1/12	5,015	5,400
Niagara County Indl. Dev. Agcy. Solid Waste Disp. Rev. Series 2001 C, 5.625%, tender 11/15/14 (c)(f)	2,450	2,415
Tobacco Settlement Asset Securitization Corp. Series 2002-1, 5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100) (g)	6,035	6,564
Tobacco Settlement Fing. Corp.:
Series 2003 A1:
5.5% 6/1/14	1,005	1,006
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Tobacco Settlement Fing. Corp.: - continued
Series 2003 A1:
5.5% 6/1/17	$ 6,000	$ 6,222
Series 2003B 1C:
5.5% 6/1/15	1,300	1,330
5.5% 6/1/17	4,200	4,356
Series A1, 5% 6/1/10	585	602
Triborough Bridge & Tunnel Auth. Revs. Series Y, 5.5% 1/1/17 (Escrowed to Maturity) (g)	6,470	7,590
		486,155
New York & New Jersey - 0.2%
Port Auth. of New York & New Jersey 124th Series, 5% 8/1/13 (FGIC Insured) (f)	1,200	1,208
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	4,100	4,229
		5,437
North Carolina - 0.7%
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series 2007 A:
5% 1/15/10	250	253
5% 1/15/11	750	789
5% 1/15/12	400	432
Mecklenburg County Pub. Facilities Corp. Series 2009:
5% 3/1/16	5,870	6,801
5% 3/1/18	1,500	1,757
Nash Health Care Sys. Health Care Facilities Rev. Series 2003:
5% 11/1/13 (FSA Insured)	1,500	1,655
5% 11/1/15 (FSA Insured)	1,600	1,774
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series 2003 A, 5.5% 1/1/10	3,000	3,010
Series 2003 D, 5.375% 1/1/10	3,730	3,770
North Carolina Grant Anticipation Rev. Series 2009, 5% 3/1/15	1,250	1,432
		21,673
North Dakota - 0.2%
Grand Forks Health Care Sys. Rev. (Altru Health Sys. Proj.) Series 2005:
5% 12/1/11 (Assured Guaranty Corp. Insured)	1,575	1,652
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
North Dakota - continued
Grand Forks Health Care Sys. Rev. (Altru Health Sys. Proj.) Series 2005: - continued
5% 12/1/15 (Assured Guaranty Corp. Insured)	$ 1,825	$ 1,941
Ward County Health Care Facility Rev. Series 2006, 5% 7/1/10	1,595	1,616
		5,209
Ohio - 2.3%
Akron Bath Copley Hosp. District Rev. (Akron Gen. Health Systems Proj.) Series 2006 A, 5% 1/1/11	1,000	1,023
American Muni. Pwr. Electricity Purchase Rev. Series A, 5% 2/1/11	9,400	9,804
Cleveland Pub. Pwr. Sys. Rev. Series 1994 A:
0% 11/15/09 (Escrowed to Maturity) (g)	1,050	1,049
0% 11/15/09 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,200	1,198
Columbus City School District (School Facilities Construction and Impt. Proj.) Series 2009 B, 4% 12/1/16 (b)	1,000	1,103
Montgomery County Rev. (Catholic Health Initiatives Proj.) Series 2008 C2, 4.1%, tender 11/10/11 (c)	2,700	2,832
Ohio Air Quality Dev. Auth. Rev.:
(FirstEnergy Nuclear Generation Corp. Proj.) Series 2008 C, 7.25%, tender 11/1/12 (c)(f)	9,000	9,876
Series 2008 A, 7.125%, tender 6/1/10 (c)(f)	7,500	7,747
Ohio Bldg. Auth.:
(Administrative Bldg. Fund Proj.) Series 2009 B:
5% 10/1/14	5,955	6,766
5% 10/1/15	6,505	7,459
(Adult Correctional Bldg. Fund Proj.) Series 2009 B:
5% 10/1/14	2,055	2,335
5% 10/1/15	4,535	5,200
Ohio Gen. Oblig. (Higher Ed. Proj.) Series 2005 C, 5% 8/1/13	4,495	5,063
Ohio Higher Edl. Facility Commission Rev. (Cleveland Clinic Foundation Proj.) Series 2008 A, 5% 1/1/15	2,000	2,244
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. (FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (c)	4,100	4,517
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008:
5% 12/1/12	1,950	2,047
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008: - continued
5% 12/1/13	$ 875	$ 926
5% 12/1/14	2,275	2,414
		73,603
Oklahoma - 0.7%
Cherokee County Econ. Dev. Auth. Series A, 0% 11/1/11 (Escrowed to Maturity) (g)	1,000	973
Grand River Dam Auth. Rev. Series 1995, 6.25% 6/1/11 (AMBAC Insured)	8,940	9,662
Oklahoma Dev. Fin. Auth. (Pub. Svc. Co. of Oklahoma Proj.) Series 2009, 5.25% 6/1/14	2,700	2,871
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series 2008 B, 5% 8/15/14	1,660	1,844
Oklahoma Dev. Fin. Auth. Rev. (Saint John Health Sys. Proj.) Series 2007, 5% 2/15/13	430	457
Tulsa County Indl. Auth. Edl. Facilities Lease Rev. (Jenks Pub. Schools Proj.) Series 2009, 5.5% 9/1/18	5,215	5,951
		21,758
Oregon - 0.3%
Beaverton Wtr. Rev. Series 2004 B, 5% 6/1/10 (FSA Insured)	1,210	1,246
Clackamas County Hosp. Facility Auth. (Legacy Health Sys. Proj.) Series 2009 C, 5%, tender 7/15/14 (c)	2,500	2,673
Oregon Dept. Administrative Svcs. Ctfs. of Prtn. Series 2004 B, 5% 5/1/11 (FSA Insured)	1,000	1,058
Tri-County Metropolitan Trans. District Rev. Series 2006, 5% 5/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,278
		10,255
Pennsylvania - 2.8%
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.) Series A1, 5.75% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	1,300	1,333
Allegheny County Hosp. Dev. Auth. Rev.:
(Pittsburgh Med. Ctr. Proj.):
Series 2008 A, 5% 9/1/12	6,615	7,215
Series 2008 B, 5% 6/15/14	1,385	1,535
(Univ. of Pittsburgh Med. Ctr. Proj.) Series 2009 A:
4% 8/15/15	1,385	1,472
5% 8/15/14	1,955	2,175
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Allegheny County Sanitation Auth. Swr. Rev. Series 2000, 6% 12/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,495	$ 1,585
Delaware County Auth. Hosp. Rev. (Crozer Keystone Oblig. Group Proj.) Series B:
5% 12/15/09	2,565	2,570
5% 12/15/11	2,835	2,865
Luzerne County Indl. Dev. Auth. Wtr. Facilities Rev. (Pennsylvania-American Wtr. Co. Proj.) Series 2003 A, 3.6%, tender 12/1/09 (AMBAC Insured) (c)(f)	10,000	10,004
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. (Shippingport Proj.) Series 2002 A, 4.35%, tender 6/1/10 (c)(f)	2,100	2,110
Pennsylvania Indl. Dev. Auth. Rev. Series 2002, 5.25% 7/1/10 (AMBAC Insured)	2,750	2,827
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax Rev. (City of Philadelphia Fdg. Prog.) Series 2009, 5% 6/15/15	10,600	12,046
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) Eighth Series A, 5% 8/1/15	2,100	2,199
Philadelphia Gen. Oblig.:
Series 2007 A:
5% 8/1/11 (FSA Insured)	3,570	3,757
5% 8/1/12 (FSA Insured)	5,000	5,345
Series 2008 A:
5% 12/15/14 (FSA Insured)	5,370	5,864
5% 12/15/15 (FSA Insured)	5,000	5,467
5% 12/15/16 (FSA Insured)	7,275	7,939
Philadelphia Muni. Auth. Rev. Series 2003 B, 5.25% 11/15/11 (FSA Insured)	3,400	3,614
Philadelphia School District:
Series 2005 B, 5% 4/1/11 (AMBAC Insured)	2,160	2,253
Series 2005 D, 5.25% 6/1/12 (FSA Insured)	1,465	1,570
Unionville-Chadds Ford School District Gen. Oblig. Series 2009, 5% 6/1/20	1,190	1,376
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series K, 0% 7/1/12 (Escrowed to Maturity) (g)	2,355	2,231
		89,352
Puerto Rico - 0.7%
Puerto Rico Convention Ctr. District Auth. Hotel Occupancy Tax Rev. Series 2006 A, 5% 7/1/10	2,000	2,022
Puerto Rico Govt. Dev. Bank Series 2006 B:
5% 12/1/10	8,000	8,184
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Puerto Rico - continued
Puerto Rico Govt. Dev. Bank Series 2006 B: - continued
5% 12/1/12	$ 1,000	$ 1,057
Univ. of Puerto Rico:
Series P, 5% 6/1/11	5,760	5,969
Series Q, 5% 6/1/11	4,825	5,000
		22,232
Rhode Island - 0.3%
Providence Spl. Oblig. Series 2005 E, 5% 6/1/10 (Radian Asset Assurance, Inc. Insured)	1,180	1,181
Rhode Island Econ. Dev. Corp. Rev. (Dept. of Trans. Proj.) Series 2009 A:
5% 6/15/15 (Assured Guaranty Corp. Insured)	2,010	2,232
5% 6/15/16 (Assured Guaranty Corp. Insured)	6,625	7,419
		10,832
South Carolina - 0.3%
Greenville County Pub. Facilities Corp. Ctfs. of Prtn. (Courthouse and Detention Proj.) Series 2005, 5% 4/1/10 (AMBAC Insured)	1,450	1,482
Greenville County School District Installment Purp. Rev. 5% 12/1/10	1,455	1,512
Lexington One School Facilities Corp. Rev. (Lexington County School District No. 1 Proj.) Series 2006, 5% 12/1/09	550	554
South Carolina Pub. Svc. Auth. Rev.:
Series 2005 B, 5% 1/1/10	3,000	3,032
Series A, 5.5% 1/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,062
		9,642
Tennessee - 0.8%
Clarksville Natural Gas Acquisition Corp. Gas Rev. Series 2006, 5% 12/15/09	7,185	7,210
Elizabethton Health & Edl. Facilities Board Rev. (First Mtg. Prog.) Series 2000 B, 6% 7/1/11 (Escrowed to Maturity) (g)	2,005	2,108
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5% 4/1/13	1,000	1,071
Maury County Gen. Oblig. Series 2004 B, 5% 4/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,043
Sevierville Pub. Bldg. Auth. Series 2009, 5% 6/1/14	12,400	13,858
		26,290
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - 9.3%
Aledo Independent School District (School Bldg. Proj.) Series 2006 A, 1.9%, tender 8/1/10 (c)	$ 6,700	$ 6,703
Alief Independent School District Series 2004 B, 5% 2/15/10	1,500	1,525
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.25% 8/1/15	2,585	2,992
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.):
Series 2006 A, 6% 1/1/14	1,420	1,371
Series 2006 B:
6% 1/1/12	500	493
6% 1/1/13	1,270	1,241
Austin Elec. Util. Sys. Rev. Series 2007:
5% 11/15/10 (FSA Insured)	3,000	3,109
5% 11/15/11 (FSA Insured)	4,000	4,336
Austin Independent School District Series 2004, 5% 8/1/17	1,450	1,713
Austin Util. Sys. Rev. Series 1992 A:
0% 11/15/09 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,130	5,123
0% 11/15/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,300	5,214
Austin Wtr. & Wastewtr. Sys. Rev. Series 2009 A, 5% 11/15/15	2,250	2,613
Bexar County Gen. Oblig. Series 2004 A, 5% 6/15/10 (FSA Insured)	1,000	1,032
Birdville Independent School District:
Series 2003, 5% 2/15/10	100	102
0% 2/15/11	5,000	4,931
Brownsville Independent School District Series 2005, 5% 8/15/11	1,430	1,540
Brownsville Util. Sys. Rev. Series 2008 A, 5% 9/1/15 (FSA Insured)	2,665	3,105
Bryan Wtrwks. & Swr. Sys. Rev. Series 2001, 5.5% 7/1/11 (FSA Insured)	1,500	1,622
Carroll Independent School District Series 2009 C, 5.25% 2/15/19	1,000	1,182
College Station Independent School District Series 2004, 5% 2/15/10	1,000	1,017
Corpus Christi Independent School District:
Series 2009, 4% 8/15/13	2,535	2,756
4% 8/15/14	10,140	11,090
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Dallas County Cmnty. College Series 2009, 4% 2/15/15	$ 1,000	$ 1,102
Dallas Fort Worth Int'l. Arpt. Rev. Series 2009 A:
5% 11/1/14	2,500	2,801
5% 11/1/15	5,000	5,619
Denton County Gen. Oblig. Series 2005 A, 5% 7/15/11 (FSA Insured)	3,065	3,279
Fort Worth Independent School District:
Series 2005, 5% 2/15/12	1,500	1,640
Series 2009, 5% 2/15/16	3,690	4,260
Frisco Gen. Oblig.:
Series 2003 A, 5% 2/15/10 (FSA Insured)	1,710	1,740
Series 2004, 5.25% 2/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,380	1,583
Grapevine Gen. Oblig.:
Series 2009 A, 5% 2/15/15	2,215	2,502
Series 2009:
5% 2/15/15	1,520	1,717
5% 2/15/16	1,375	1,563
Harris County Cultural Ed. Facilities Fin. Corp. Thermal Util. Rev. (TECO Proj.) Series 2009 A:
5% 11/15/12	1,000	1,094
5% 11/15/14	1,000	1,116
5% 11/15/16	500	562
Harris County Gen. Oblig. (Road Proj.) Series 2008 B:
5% 8/15/13	1,000	1,126
5% 8/15/14	1,075	1,227
Houston Arpt. Sys. Rev. Series A:
5% 7/1/15	1,300	1,438
5% 7/1/16	1,080	1,201
Houston Cmnty. College Sys. Rev. Series 2005:
5.25% 4/15/11 (FSA Insured)	3,030	3,237
5.25% 4/15/12 (FSA Insured)	2,000	2,206
Houston Gen. Oblig.:
Series 2004 A, 5.25% 3/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,680	3,058
Series 2007 B, 5% 3/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,575	3,886
Series A, 5% 3/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,500	8,337
Houston Independent School District Series 2005 A, 0% 2/15/16	4,500	3,759
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Houston Util. Sys. Rev.:
Series 2004 A, 5.25% 5/15/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,835	$ 2,918
Series 2005 A, 5.25% 11/15/11 (FSA Insured)	4,430	4,782
Series 2005 C1, 5%, tender 5/15/11 (AMBAC Insured) (c)	5,100	5,345
Humble Independent School District Series 2009, 4% 2/15/13 (b)	400	431
Irving Gen. Oblig. Series 2009, 5% 9/15/15	2,970	3,444
Katy Independent School District Series A, 5.25% 2/15/12	2,000	2,195
Keller Independent School District 5% 2/15/14	3,750	4,229
Klein Independent School District Series 2009 A, 5% 8/1/16	2,195	2,546
Leander Independent School District Series 2001, 6% 8/15/14	1,850	2,212
Lewisville Independent School District Series 2009, 5% 8/15/17	1,170	1,372
Lubbock Gen. Oblig.:
(Wtrwks. Sys. Surplus Proj.) Series 2005, 5% 2/15/11 (FSA Insured)	2,465	2,607
Series 2004, 5% 2/15/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,845	1,875
Series 2005, 5% 2/15/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,850	2,054
Magnolia Independent School District Series 2005, 8% 8/15/11 (FGIC Insured)	1,210	1,354
Montgomery County Gen. Oblig. Series 2006 B, 5%, tender 9/1/10 (FSA Insured) (c)	1,750	1,821
North Texas Tollway Auth. Rev. Series 2008 H2, 5%, tender 1/1/13 (c)	5,000	5,228
Northside Independent School District Series 2009, 2.1%, tender 6/1/11 (c)	4,900	4,918
Sabine River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.) Series A, 5.5%, tender 11/1/11 (c)	1,000	857
San Angelo Wtrwks. & Swr. Sys. Impt. and Rfdg. Rev. Series 2001, 5% 4/1/10 (FSA Insured)	1,630	1,662
San Antonio Elec. & Gas Sys. Rev.:
Series 2000 A, 5.75% 2/1/15 (Pre-Refunded to 2/1/10 @ 100) (g)	5,000	5,086
Series B, 0% 2/1/10 (Escrowed to Maturity) (g)	14,000	13,964
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
San Antonio Muni. Drainage Util. Sys. Rev. Series 2005, 5.25% 2/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,545	$ 1,689
San Antonio Wtr. Sys. Rev.:
Series 2004, 5% 5/15/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,020	1,048
Series 2007, 5% 5/15/12 (FGIC Insured)	7,000	7,666
San Jacinto Cmnty. College District Series 2009:
5% 2/15/15	2,500	2,805
5% 2/15/16	2,000	2,258
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) Series 2009, 5% 10/1/16 (b)	5,795	6,703
Spring Branch Independent School District Series 2001:
5.375% 2/1/14	1,090	1,144
5.375% 2/1/14 (Pre-Refunded to 2/1/11 @ 100) (g)	1,700	1,807
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Baylor Health Care Sys. Proj.) Series 2009:
5% 11/15/11	1,665	1,783
5% 11/15/12	1,950	2,126
Tarrant County Cultural Ed. Facilities Fin. Corp. Retirement Facility Rev. (Buckner Retirement Svcs. Proj.) Series 2007, 5% 11/15/09	1,000	1,003
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Christus Health Proj.) Series 2008 A, 5.75% 7/1/18 (Assured Guaranty Corp. Insured)	5,000	5,659
Tarrant County Health Facilities Dev. Corp. Hosp. Rev. (Cook Children's Med. Ctr. Proj.) Series 2000 B, ARS 0.188%, tender 10/2/09 (FSA Insured) (c)	575	518
Texas Gen. Oblig.:
(College Student Ln. Prog.) Series 1997, 5% 8/1/11 (f)	3,000	3,066
0% 10/1/13	6,500	6,023
Texas Pub. Fin. Auth. Bldg. Rev. Series 2007, 5% 2/1/11 (AMBAC Insured)	1,550	1,636
Texas Pub. Fin. Auth. Rev. (Bldg. and Procurement Commission Proj.) Series 2004 A, 5% 2/1/10 (AMBAC Insured)	1,055	1,070
Texas Tech Univ. Revs. Ninth Series, 5% 2/15/11 (AMBAC Insured)	1,250	1,320
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Series 2009, 5%, tender 2/15/11 (c)	3,200	3,248
Texas Trans. Commission State Hwy. Fund Rev. Series 2007, 5% 4/1/12	4,000	4,381
Texas Wtr. Dev. Board Rev. Series 2007 B, 5% 7/15/11	2,780	2,988
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Titus County Fresh Wtr. Supply District #1 Poll. Cont. Rev. (Southwestern Elec. Pwr. Co. Proj.) Series 2008, 4.5% 7/1/11	$ 3,000	$ 3,089
Tomball Independent School District 5% 2/15/17 (Assured Guaranty Corp. Insured)	1,105	1,263
Travis County Gen. Oblig. 5.25% 3/1/12	4,125	4,530
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2008, 5% 8/1/13	6,135	6,910
Univ. of Texas Board of Regents Sys. Rev. Series 2003 B:
5% 8/15/22 (Pre-Refunded to 8/15/13 @ 100) (g)	4,290	4,893
5% 8/15/33 (Pre-Refunded to 8/15/13 @ 100) (g)	15,000	16,956
Wichita Falls Independent School District Series 1994, 0% 2/1/10	2,325	2,318
		295,663
Utah - 1.1%
Salt Lake County Wtr. Conservancy District Rev. Series A:
0% 10/1/11 (AMBAC Insured)	3,800	3,689
0% 10/1/12 (AMBAC Insured)	3,800	3,592
0% 10/1/13 (AMBAC Insured)	3,760	3,443
Utah Bldg. Ownership Auth. Lease Rev. (State Facilities Master Lease Prog.) Series A, 5% 5/15/11	1,700	1,813
Utah Gen. Oblig. Series 2009 C, 5% 7/1/16	20,000	23,640
		36,177
Vermont - 0.1%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. (Fletcher Allen Health Care Proj.) Series 2004 B:
4% 12/1/09 (FSA Insured)	1,000	1,005
5% 12/1/15 (FSA Insured)	2,225	2,415
		3,420
Virginia - 0.4%
Chesapeake Econ. Dev. Auth. Poll. Cont. Rev. (Elec. & Pwr. Co. Proj.) Series 2008 A, 3.6%, tender 2/1/13 (c)	1,800	1,864
Louisa Indl. Dev. Auth. Poll. Cont. Rev. (Virginia Elec. & Pwr. Co. Proj.) Series 2008 B, 5.375%, tender 12/2/13 (c)	8,000	9,000
York County Econ. Dev. Auth. Poll. Cont. Rev. (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 4.05%, tender 5/1/14 (c)	1,800	1,911
		12,775
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - 0.9%
Chelan County Pub. Util. District #1 Rev. Series 2004 B, 5% 7/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,190	$ 1,270
Clark County Pub. Util. District #1 Elec. Rev.:
5% 1/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,680	1,764
5.25% 1/1/11 (FSA Insured)	1,935	2,035
Energy Northwest Elec. Rev. (#3 Proj.) Series 2009 A, 5% 7/1/14	4,000	4,573
King County School District #401 Highline Pub. Schools Series 2002, 5.5% 12/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,100	5,555
King County School District #409, Tahoma 5% 6/1/11 (FSA Insured)	1,740	1,859
Port of Seattle Rev. Series 2001 D, 5.75% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	3,640	3,881
Snohomish County Pub. Hosp. District #2 (Stevens Health Care Proj.) Series 2003, 4.5% 12/1/09 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,005
Snohomish County School District #2, Everett Series 2004, 5% 6/1/10 (FSA Insured)	1,000	1,030
Spokane County Wastewtr. Sys. Rev. Series 2009 A, 5% 12/1/15	1,710	1,949
Vancouver Wtr. & Swr. Rev. 5.25% 6/1/11 (FSA Insured)	1,000	1,074
Washington Gen. Oblig. Series A, 5% 7/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,073
		27,068
West Virginia - 0.2%
West Virginia Econ. Developement Auth. Solid Waste Disp. Facilities Rev. (Appalachian Pwr. Co. Proj.) Series 2008 E, 7.125%, tender 6/1/10 (c)(f)	7,000	7,212
Wisconsin - 0.9%
Milwaukee County Gen. Oblig. Series A, 0% 12/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,370	3,333
Wisconsin Gen. Oblig.:
Series 1, 5% 5/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,565
Series 2002 G, 5% 5/1/15 (Pre-Refunded to 5/1/13 @ 100) (g)	3,080	3,475
Series 2009 C, 4% 5/1/14	3,365	3,682
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Marshfield Clinic Proj.):
Series 2001 B, 6.25% 2/15/10	1,015	1,027
Series 2006 A, 5% 2/15/13	875	910
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev.: - continued
(Wheaton Franciscan Healthcare Sys. Proj.):
Series 2002, 5.75% 8/15/11	$ 1,000	$ 1,039
Series 2003 A, 5% 8/15/10	1,870	1,897
Series 2006 A, 5% 8/15/11	1,315	1,349
Wisconsin Trans. Rev. Series 2002 2, 5.125% 7/1/22 (Pre-Refunded to 7/1/12 @ 100) (g)	7,000	7,772
		27,049
TOTAL MUNICIPAL BONDS (Cost $2,764,354)		2,855,704
Municipal Notes - 3.5%

California - 1.5%
Anaheim Pub. Fing. Auth. Rev. Participating VRDN Series ROC II R 11407, 0.36% (Liquidity Facility Citibank NA) (c)(h)	4,030	4,030
California Cmnty. College Fing. Auth. Rev. TRAN Series 2009 B, 2.25% 6/30/10	8,300	8,356
California Gen. Oblig.:
RAN Series A1, 3% 5/25/10	16,800	17,008
0.6% 10/7/09, LOC Dexia Cr. Local de France, LOC Royal Bank of Canada, CP	3,905	3,905
0.65% 10/5/09, LOC Dexia Cr. Local de France, LOC Royal Bank of Canada, CP	8,800	8,800
San Diego County & School District TRAN Series 2009 B1, 2% 6/30/10	6,895	6,957
		49,056
District Of Columbia - 0.4%
District of Columbia Rev. (Medlantic/Helix Proj.) Series 1998 A Tranche III, 0.29%, LOC Bank of America NA, VRDN (c)	11,325	11,325
Florida - 0.2%
Cape Coral Wtr. & Swr. Rev. BAN Series 2009, 6% 10/1/11	7,600	7,802
Massachusetts - 0.3%
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Series 2008 B, 0.35% (Liquidity Facility Bank of America NA), VRDN (c)	9,800	9,800
Missouri - 0.2%
Bi-State Dev. Agcy. Missouri Illinois Metropolitan District Rev. Series 2005 A, 3.95%, LOC JPMorgan Chase Bank, VRDN (c)	6,600	6,600
Municipal Notes - continued
	Principal Amount (000s)	Value (000s)
Nevada - 0.1%
Clark County Fuel Tax Participating VRDN Series ROC II R 11507, 0.36% (Liquidity Facility Citibank NA) (c)(h)	3,200	$ 3,200
New Jersey - 0.0%
Long Branch Gen. Oblig. BAN 4.5% 2/23/10	1,700	1,707
New York - 0.6%
Nassau County Indl. Dev. Agcy. (Amsterdam at Harborside Proj.) Series 2007 C, 0.26%, LOC Bank of America NA, VRDN (c)	12,550	12,550
New York Hsg. Fin. Svc. Contract Rev. Series 2003 I, 0.32%, LOC Landesbank Hessen-Thuringen, VRDN (c)	5,700	5,700
		18,250
South Dakota - 0.2%
South Dakota Hsg. Dev. Auth. Participating VRDN Series ROC II R 13046, 0.44% (Liquidity Facility Citigroup, Inc.) (c)(f)(h)	5,295	5,295
TOTAL MUNICIPAL NOTES (Cost $112,808)		113,035
Money Market Funds - 2.3%
	Shares
Fidelity Municipal Cash Central Fund, 0.36% (d)(e) (Cost $73,518)	73,517,900	73,518
TOTAL INVESTMENT PORTFOLIO - 95.4% (Cost $2,950,680)		3,042,257
NET OTHER ASSETS - 4.6%		145,427
NET ASSETS - 100%		$ 3,187,684
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(f) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(g) Security collateralized by an amount sufficient to pay interest and principal.
(h) Provides evidence of ownership in one or more underlying municipal bonds.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,264,000 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Univ. of California Revs. (UCLA Med. Ctr. Proj.) 4.55% 12/1/09 (Escrowed to Maturity)	3/6/02	$ 5,230
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 91
Other Information

The following is a summary of the inputs used, as of September 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$ 2,968,739	$ -	$ 2,968,221	$ 518
Money Market Funds	73,518	73,518	-	-
Total Investments in Securities:	$ 3,042,257	$ 73,518	$ 2,968,221	$ 518
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 518
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in/out of Level 3	-
Ending Balance	$ 518
The change in unrealized gain (loss) attributable to Level 3 securities at September 30, 2009	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information

At September 30, 2009, the cost of investment securities for income tax purposes was $2,950,654,000. Net unrealized appreciation aggregated $91,603,000, of which $94,035,000 related to appreciated investment securities and $2,432,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For municipal securities pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Municipal Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Municipal Trust

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	November 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	November 30, 2009
By:	/s/ Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	November 30, 2009